                           PACIFIC HORIZON FUNDS, INC.
                                 (THE "COMPANY")

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          NATIONAL MUNICIPAL BOND FUND
                         CALIFORNIA MUNICIPAL BOND FUND
                             AGGRESSIVE GROWTH FUND
                         U.S. GOVERNMENT SECURITIES FUND
                               CAPITAL INCOME FUND
                             INTERMEDIATE BOND FUND
                                 BLUE CHIP FUND
                              ASSET ALLOCATION FUND
                              FLEXIBLE INCOME FUND
                            INTERNATIONAL EQUITY FUND
                           SHORT-TERM GOVERNMENT FUND


                                  July 1, 1998

                         (As Revised August 6, 1998)

                                TABLE OF CONTENTS

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                                                                                   Page
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
THE COMPANY..........................................................................2
INVESTMENT OBJECTIVES AND POLICIES...................................................3
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION......................................42
ADDITIONAL INFORMATION CONCERNING TAXES.............................................51
MANAGEMENT..........................................................................56
GENERAL INFORMATION................................................................102
APPENDIX A.........................................................................A-1
APPENDIX B.........................................................................B-1

         This Statement of Additional Information applies to A, B and K Shares of the Pacific Horizon Aggressive Growth Fund, Pacific Horizon U.S. Government Securities Fund, Pacific Horizon Short-Term Government Fund, Pacific Horizon Capital Income Fund, Pacific Horizon National Municipal Bond Fund, Pacific Horizon California Municipal Bond Fund, Pacific Horizon Flexible Income Fund, Pacific Horizon Asset Allocation Fund, Pacific Horizon International Equity Fund (collectively, the "Non-Feeder Funds"), Pacific Horizon Intermediate Bond Fund and Pacific Horizon Blue Chip Fund, (collectively, the "Feeder Funds" and, collectively with the Non-Feeder Funds, the "Funds") of Pacific Horizon Funds, Inc. (the "Company or "Pacific Horizon"). This Statement of Additional Information also applies to SRF Shares of the Pacific Horizon Intermediate Bond Fund, Pacific Horizon Blue Chip Fund and Pacific Horizon Asset Allocation Fund. The Master Portfolios corresponding to the Intermediate Bond Fund and Blue Chip Fund are referred to individually as the "Intermediate Bond Master Portfolio" and "Blue Chip Master Portfolio," respectively, and collectively as the "Master Portfolios," and collectively with the Non-Feeder Funds, the "Funds." The Company and Master Investment Trust, Series I ("Master Trust") are collectively referred to herein as the "Companies." This Statement of Additional Information is meant to be read in conjunction with the Prospectuses dated July 1, 1998, as they may from time to time be revised (individually, a "Prospectus" and collectively, the "Prospectuses"), which describe the particular Fund of the Company in which the investor is interested. This Statement of Additional Information is incorporated by reference in its entirety into each such Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in A, B, K or SRF Shares of any Fund should be made solely upon the information contained herein. Copies of the Prospectuses relating to Pacific Horizon's Funds to which this Statement of Additional Information relates may be obtained by calling Provident Distributors, Inc. ("PDI" or the "Distributor") at 800-346-2087. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.

                                  THE COMPANY

                  The Company was organized on October 27, 1982 as a Maryland corporation. The National Municipal Bond Fund, Aggressive Growth Fund, Intermediate Bond Fund (formerly, Flexible Bond Fund), Blue Chip Fund, Asset Allocation Fund, International Equity Fund and Short-Term Government Fund commenced operations on January 28, 1994, March 31, 1984, January 24, 1994, January 13, 1994, January 18, 1994, May 13, 1996, and August 2, 1996,
respectively. The California Municipal Bond Fund (formerly, California Tax-Exempt Bond Fund) originally commenced operations on March 30, 1984 as a separate portfolio of Pacific Horizon Tax-Exempt Funds, Inc., which subsequently changed its name to Pacific Horizon California Tax-Exempt Bond Fund, Inc. (the "Predecessor California Tax-Exempt Bond Fund"). The Capital Income Fund originally commenced operations on September 25, 1987 as The Total Return Fund (the "Predecessor Capital Income Fund"), a separate portfolio of a Massachusetts business trust named The Horizon Capital Funds. The U.S. Government Securities Fund commenced operations on January 7, 1988, also as a separate portfolio of The Horizon Capital Funds, under the name GNMA Extra Fund (the "Predecessor GNMA Fund" or the "Predecessor U.S. Government Securities Fund"). On January 1, 1989 the Predecessor Capital Income Fund and the Predecessor GNMA Fund changed their names to the Pacific Horizon Convertible Securities Fund and the Pacific Horizon GNMA Extra Fund. In January 1990 these three Predecessor Funds were reorganized as portfolios of Pacific Horizon. On June 28, 1991, the GNMA Extra Fund changed its name to the U.S. Government Securities Fund and on September 16, 1991 the Convertible Securities Fund changed its name to the Capital Income Fund. The Flexible Income Fund (formerly, the Corporate Bond Fund) originally commenced operations in 1973 as a diversified, closed-end management investment company (that is, as an investment company with non-redeemable shares) known as Bunker Hill Income Securities, Inc. (the "Corporate Predecessor Fund"). On April 25, 1994 the Corporate Predecessor Fund was reorganized as a separate portfolio of the Company and all of the assets and liabilities of the Corporate Predecessor Fund were transferred to the Flexible Income Fund.

                  The Feeder Funds seek to achieve their respective investment objectives by investing substantially all of their assets in diversified investment portfolios of an open end, management investment company having the same investment objective as these Funds. Prior to July 1, 1996, September 1, 1996, September 1, 1996, June 23, 1997, the National Municipal Bond Fund, Flexible Income Fund (formerly, the Corporate Bond Fund), International Equity Fund and Asset Allocation Fund, respectively, invested all of their respective assets in the National Municipal Bond Portfolio of Master Investment Trust, Series, II ("Municipal Master Portfolio"); Corporate Bond Portfolio of Master Investment Trust Series I ("Corporate Bond Master Portfolio"); International Equity Portfolio of Master Investment Trust, Series I ("International Equity Master Portfolio") and Asset Allocation

Portfolio ("Asset Allocation Master Portfolio") of Master Investment Trust, Series I. On July 1, 1996, September 1, 1996, September 1, 1996 and June 23, 1997, the National Municipal Bond Fund, Flexible Income Fund, International Equity Fund and Asset Allocation Fund, respectively, withdrew their respective assets from their respective master portfolios and invested them directly in securities. The Intermediate Bond and Blue Chip Funds currently invest all of their respective assets in the Investment Grade Bond Portfolio of Master Investment Trust, Series I (the "Intermediate Bond Master Portfolio") and the Blue Chip Portfolio of Master Trust (the "Blue Chip Master Portfolio"). The Municipal Master Portfolio, International Equity Master Portfolio, Asset Allocation Master Portfolio, Intermediate Bond Master Portfolio, Corporate Bond Master Portfolio and Blue Chip Master Portfolio are singularly referred to as a "Master Portfolio" and collectively as "Master Portfolios." Master Investment Trust, Series I is referred to herein as the "Master Trust."

                  The Company also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

                  The Prospectus for each Fund describes the investment objective of the Fund to which it applies. Because the investment characteristics of each Feeder Fund will correspond with its respective Master Portfolio, the following is a discussion of the various investments and techniques employed by each Master Portfolio. The following information supplements and should be read in conjunction with the descriptions of the investment objective and policies in the Prospectus for each Fund.

Portfolio Transactions

                  The portfolio turnover rate described in each Prospectus is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. The portfolio turnover rate for the Aggressive Growth Fund, U.S. Government Securities Fund and Capital Income Fund may be particularly high.

                  For the fiscal years or periods indicated, the portfolio turnover rates for the National Municipal Bond Fund, U.S. Government Securities Fund, California Municipal Bond Fund, Capital Income Fund, Aggressive Growth Fund, Asset Allocation Fund, International Equity Fund, Short-Term Government Fund, Flexible Income Fund, Intermediate Bond Master Portfolio and Blue Chip Master Portfolio, were as follows:

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                                                              Year Ended                      Year or Period Ended
                                                          February 28, 1998                    February 28, 1997

---------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund(1)                                  36%                                  12%

---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                  51%                                  94%

---------------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                                   28%                                  34%

---------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                                              69%                                  124%

---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                                           83%                                  99%

---------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund(2)                                         67%                                  116%

---------------------------------------------------------------------------------------------------------------------------
International Equity Fund(3)                                     79%                                  114%

---------------------------------------------------------------------------------------------------------------------------
Short Term Government Fund(4)                                    82%                                  81%

---------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund(5)                                          63%                                  59%

---------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Master Portfolio                               127%                                 83%

---------------------------------------------------------------------------------------------------------------------------
Blue Chip Master Portfolio                                       67%                                  91%
===========================================================================================================================

--------------------

(1) Until July 1, 1996, the National Municipal Bond Fund invested all of its assets in the Municipal Master Portfolio. Information contained in the chart above includes portfolio turnover of the Municipal Master Portfolio.

(2) Until June 23, 1997, the Asset Allocation Fund invested all of its assets in the Asset Allocation Master Portfolio. Information contained in the above chart includes portfolio turnover of the Asset Allocation Master Portfolio.

(3) Until September 1, 1996, the International Equity Fund invested all of its assets in the International Equity Master Portfolio. Information contained in the chart above includes the portfolio turnover of the International Equity Master Portfolio. Not annualized for period from May 13, 1996 (inception date) to February 28, 1997.

(4) Not annualized for period from August 2, 1996 (inception date) to February 28, 1997.

(5) Until September 1, 1996, the Flexible Income Fund invested all of its assets in the Corporate Bond Master Portfolio. Information contained in the chart above includes portfolio turnover of the Corporate Bond Master Portfolio.


                  Subject to the general control of the Company's Board of Directors, and the Master Portfolios' Trustees, Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund. Wellington Management Company ("Wellington Management" or the "sub-adviser") serves as the International Equity Fund's sub-adviser. References in this Statement of Additional

Information to Bank of America's action and responsibilities with respect to the International Equity Fund shall be deemed to include Wellington Management unless the context clearly indicates otherwise.

                  Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Purchases and sales of fixed income securities are normally principal transactions without brokerage commissions.

                  For the fiscal years or periods indicated, the Aggressive Growth Fund, Capital Income Fund, Blue Chip Master Portfolio, Asset Allocation Fund, California Municipal Bond Fund, U.S. Government Securities Fund, Intermediate Bond Master Portfolio, National Municipal Bond Fund, International Equity Fund, and Short-Term Government Fund paid the following brokerage commissions:

=============================================================================================================================
                                                Year Ended               Year or Period Ended            Year Ended
                                             February 28, 1998            February 28, 1997           February 29, 1996

-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                           $296,651                      $225,515                   $369,002

-----------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                              $137,371                      $184,327                   $ 95,126

-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Master Portfolio                       $748,691                      $637,281                   $428,667

-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund+                           $125,211                      $152,270                   $175,960

-----------------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                      $0                            $0                         $0

-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
Fund                                                $0                            $0                         $0
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Master
Portfolio                                           $0                            $0                         $0
-----------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund++                      $0                            $0                         $0

-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund+++                     $181,774                      $78,268                       N/A

-----------------------------------------------------------------------------------------------------------------------------
Short-Term Government Fund++++                      $0                            $0                         N/A

-----------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                                $0                            $0                         $0

=============================================================================================================================

--------------------


+ Until June 23, 1997, the Asset Allocation Fund invested all of its assets in the Asset Allocation Master Portfolio. Information contained in the chart above includes brokerage commissions paid by the Asset Allocation Master Portfolio.

++ Until July 1, 1996, the National Municipal Bond Fund invested all of its assets in the Municipal Master Portfolio. Information contained in the chart above includes brokerage expenses of the Municipal Master Portfolio.

+++ The International Equity Fund commenced operations on May 13, 1996. Until September 1, 1996 the International Equity Fund invested all of its assets in the International Equity Master Portfolio. Information contained in the chart above includes brokerage commissions paid by the International Equity Master Portfolio.

++++ The Short-Term Government Fund commenced operations on August 2, 1996.

+++++ Until September 1, 1996, the Flexible Income Fund (formerly, the Corporate Bond Fund) invested all of its assets in the Corporate Bond Master Portfolio. Information contained in the chart above includes brokerage expenses of the Corporate Bond Master Portfolio.

                  In executing portfolio transactions and selecting brokers or dealers, it is the Funds' policy to seek the best overall terms available. The Investment Advisory Agreements between the particular Company and Bank of America and the Sub-Advisory Agreement with Wellington Management on behalf of the International Equity Fund provide that, in assessing the best overall terms available for any transaction, Bank of America or Wellington Management shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Advisory and Sub-Advisory Agreements authorize Bank of America and Wellington Management (with respect to the International Equity Fund), subject to the approval of the particular Board, to cause a Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America or Wellington Management to the particular Company or Fund. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and (2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

                  It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a particular Company or any given Fund may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

                  Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America or Wellington Management and do not reduce the advisory fee payable to Bank of America or Wellington Management. Such services may be useful to Bank of America or Wellington Management in serving both the Company, the Funds and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America or Wellington Management in carrying out the obligations to the Company and the Funds. In connection with the investment management services with respect to the Funds, Bank of America or Wellington Management will not acquire certificates of deposit or other securities issued by them or their affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. In addition, portfolio securities in general will be purchased from and sold to affiliates of the Company, the Funds, Bank of America, Wellington Management, the Distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.

                  A Fund may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government and its agencies and instrumentalities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice only when Bank of America or Wellington Management, in their sole discretion subject to guidelines adopted by the particular Board, believes such practice to be in the interest of the Fund.

                  To the extent permitted by law, Bank of America or Wellington Management may aggregate the securities to be sold or purchased on behalf of the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

               The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b- 1 under the 1940 Act or their parents held by Pacific Horizon as of the close of its most recent fiscal year. As of February 28, 1998: (a) the Treasury Fund held the following securities:
Repurchase Agreement with Morgan Stanley Dean Witter & Co. in the principal amount of $145,000,000; Repurchase Agreement with Lehman Brothers, Inc. in the principal amount of $50,000,000; Repurchase Agreement with Merrill Lynch Securities, Inc. in the principal amount of $145,000,000; and Repurchase Agreement with Goldman Sachs & Co. in the principal amount of $574,667,000; (b) the Government Fund held the following securities: Repurchase Agreement with Morgan Stanley Dean Witter & Co. in the principal amount of $20,000,000; Repurchase Agreement with Goldman Sachs & Co. in the principal amount of $97,174,000; and Repurchase Agreement with Merrill Lynch Securities, Inc. in the principal amount of $20,000,000; (c) the Prime Fund held the following securities: Merrill Lynch & Co., Inc. commercial paper (2) in the principal amounts of $25,000,000 and $100,000,000; Lehman Brothers Holdings, Inc. commercial paper in the principal amount of $25,000,000; Merrill Lynch & Co., Inc. daily variable rate obligations (2) in the principal amounts of $25,000,000 and $25,000,000; Merrill Lynch & Co., Inc. weekly variable rate obligation in the principal amount of $19,000,000; Dean Witter corporate obligation in the principal amount of $15,000,000; Goldman Sachs Group L.P. master note in the principal amount of $400,000,000; Morgan Stanley Group, Inc. master note in the principal amount of $300,000,000; Bear Stearns Companies, Inc. daily variable rate obligations (2) in the principal amounts of $75,000,000 and $60,000,000; Bear Stearns Companies, Inc. monthly variable rate obligations (2) in the principal amounts of $25,000,000 and $18,000,000; Lehman Brothers Holdings, Inc. daily variable rate obligation in the principal amount of $50,000,000; Lehman Brothers Holdings, Inc. weekly variable rate obligation in the principal amount of $50,000,000; Lehman Brothers Holdings, Inc. quarterly variable rate obligation in the principal amount of $36,000,000; Repurchase Agreement with Morgan Stanley Dean Witter & Co. in the principal amount of $180,000,000; Repurchase Agreements (2) with Goldman Sachs & Co. in the principal amounts of $118,567,000 and $325,000,000; (d) the Corporate Bond Fund held the following securities: Bear Stearns corporate obligation in the principal amount of $400,000; and Merrill Lynch & Co., Inc. corporate obligation in the principal amount of $1,500,000; (e) the Intermediate Bond Master Portfolio held the following securities: Bear Stearns & Company corporate obligation in the principal amount of $1,500,000; and Lehman Brothers Holdings medium term note in the principal amount of $2,000,000; (f) the Asset Allocation Fund held the following securities: Morgan Stanley Group, Inc. common stock in the amount of $1,400,719; Bear Stearns & Co. medium term note in the principal amount of $1,100,000; and Paine Webber Group medium term note in the principal amount of $1,250,000; (g) the Blue Chip Master Portfolio held the following security:
Morgan

Stanley Dean Witter Discover & Co. common stock in the amount of $12,299,844;
(h) the International Equity Fund held the following security: Repurchase Agreement with Paine Webber, Inc. in the amount of $5,784,000.

                  Merrill Lynch & Co., Inc., Goldman, Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Shearson Lehman Brothers, Inc., Dean Witter Reynolds, Inc., and Paine Webber are considered to be regular brokers and dealers of the Company.

TYPES OF OBLIGATIONS, INVESTMENT RISKS, AND OTHER INVESTMENT INFORMATION

                  The following discussion supplements the descriptions of such investments in the Prospectuses.

                  Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. Certificates of deposit, bankers' acceptances and time deposits are eligible investments for each Fund as described in the Funds' Prospectuses, except that the National Municipal Bond Fund and California Municipal Bond Fund may not purchase time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' Acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of Deposit and Bankers Acceptances may only be purchased from domestic or foreign banks and financial institutions having total assets at the time of purchase in excess of $2.5 billion (including assets of both domestic and foreign branches). Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. Obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank are not permissible investments for the Intermediate Bond and Blue Chip Master Portfolios and Asset Allocation Fund.

                  Instruments issued by foreign banks or financial institutions may be subject to investment risks that are different in some respects than the risks associated with instruments issued by those U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

                  Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

                  As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations.

                  Commercial Paper and Short-Term Notes. The investment policies of the Funds permit investment in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper and short-term notes will normally have maturities of less than 9 months and fixed rates of return, although such instruments may have maturities of up to one year.

                  Commercial paper and short-term notes will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization ("NRSRO") in the case of purchases by each Fund other than the Capital Income and U.S. Government Securities Funds, and A-1 or better by S&P, Prime-1 by Moody's or similarly rated by another NRSRO in the case of purchases by the Capital Income and U.S. Government Securities Funds; or if unrated, will be determined by Bank of America or Wellington Management to be of comparable quality under procedures established by the particular Board.

               Other Investment Companies. In connection with the management of their daily cash position, each Fund (including the Intermediate Bond and Blue Chip Master Portfolios) may invest in the securities of other investment companies (including money market mutual funds advised by Bank of America) whose investment objectives are consistent with those of the Fund. Each Fund is also permitted to invest the greater of 5% of their respective net assets or $2.5 million. As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Aggressive Growth Fund may also acquire shares of closed-end investment companies, including companies that invest in foreign issuers, but only in furtherance of its investment objective. The International Equity Fund may acquire shares of open and closed-end investment companies.

                  The 1940 Act generally prohibits each Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. In addition, no more than 10% of the outstanding voting stock of any one investment company may be owned in the aggregate by the Funds and any other investment company advised by the investment adviser or sub-adviser.


                  Repurchase Agreements. Each Fund is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers which are deemed to be creditworthy subject to the seller's agreement to repurchase and the agreement of the Fund to resell such securities at a mutually agreed upon date and price. Repurchase agreements maturing in more than seven days are considered illiquid investments and investments in such repurchase agreements along with any other illiquid securities will not exceed 15% of the value of the net assets of each Fund. The Funds are not permitted to enter into repurchase agreements with

Bank of America, Wellington Management or their affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by a custodian or sub-custodian of the Fund or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the adviser or sub-adviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, a Fund would suffer a loss because of adverse market action or to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

                  U.S. Government Obligations. Each Fund is permitted to make investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law.

                  Variable and Floating Rate Instruments. As described in their Prospectuses, the Aggressive Growth Fund, Short-Term Government, U.S. Government Securities, National Municipal Bond Fund, California Municipal Bond Fund, Asset Allocation Fund, Flexible Income Fund, International Equity Fund, Intermediate Bond Master Portfolio and Blue Chip Master Portfolio may acquire variable and floating rate instruments including with respect to the Asset Allocation Fund, Blue Chip and Intermediate Bond Master Portfolios, master demand notes. The actual yield on variable and floating rate instruments varies not only as a result of variations in the lives of the underlying securities, but also as a result of changes in prevailing interest rates. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by a Fund, Bank of America or Wellington Management will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (which include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult to dispose of a variable or floating rate instrument in the event the issuer of the instrument defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Investments in illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have active trading markets) are subject to a 15% of net assets limitation on illiquid securities. Variable and floating rate instruments may be secured by bank letters of credit.

               Municipal Securities. The U.S. Government Securities, Short-Term Government and Asset Allocation Funds and Intermediate Bond Master Portfolio may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue service such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

                  Municipal Securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. In addition, certain types of private activity bonds (including industrial development bonds under prior law) are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Securities if the interest paid thereon is exempt from regular federal income tax.

                  The U.S. Government Securities, Short-Term Government and Asset Allocation Funds and the Intermediate Bond Master Portfolio may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

                  The California Municipal Bond, National Municipal Bond, U.S. Government Securities, Short-Term Government and Asset Allocation Funds and the Intermediate Bond Master Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Those Funds may also purchase tax-exempt commercial paper.

                  There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch IBCA") and Duff & Phelps Credit Rating Co.

("D&P") represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced. The investment adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

                  An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its Municipal Securities may be materially adversely affected by litigation or other conditions. Further, it should also be noted with respect to all Municipal Securities issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the Municipal Securities to become taxable retroactive to the date of issue.

                  Information about the financial condition of issuers of Municipal Securities may be less available than about corporations, a class of whose securities is registered under the Securities Exchange Act of 1934.

                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, pursuant to federal tax legislation passed in 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. (See the Fund's Prospectus under "Tax Information.") Proposals to further restrict or eliminate the tax benefits of municipal securities, while pending or if enacted, might materially adversely affect the availability of Municipal Securities for investment by the particular Fund and the liquidity and value of the Fund. In such an event, the particular Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution. Moreover, with respect to Municipal Securities issued by the State of California, Pacific Horizon cannot predict what legislation, if any, may be proposed in California.

                  Stand-By Commitments. The California Municipal Bond Fund and National Municipal Bond Fund may acquire "stand-by commitments" with respect to Municipal Securities held in their respective portfolios. Under a "stand-by commitment," a dealer agrees to purchase from the particular Fund, at the Fund's option, specified Municipal Securities at a specified price. "Stand-by commitments" acquired by a Fund may also be referred to in this Statement of Additional Information as "put" options.

                  The amount payable to the particular Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A "stand-by commitment" may be sold, transferred or assigned by the Fund only with the instrument involved.

                  The Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a "stand-by commitment" either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding "stand-by commitments" held by a Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each "stand-by commitment" is acquired.

                  Each Fund intends to obtain "stand-by commitments" only from dealers, banks and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. A Fund's reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying Municipal Securities that are subject to a commitment.

                  Each Fund would acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a "stand-by commitment" would not affect the valuation or assumed maturity of the underlying Municipal Securities, which would continue to be valued in accordance with the ordinary method of valuation employed by the Fund. "Stand-by commitments" which would be acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a "stand-by commitment," its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

                  Convertible Securities. The Capital Income Fund, Flexible Income Fund and International Equity Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities for a Fund, the investment adviser or sub-adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying stocks; the prices of the securities relative to other comparable securities and to the underlying stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund as to issuers; and whether the securities are rated by Moody's, S&P, D&P or Fitch IBCA and, if so, the ratings assigned.

                  The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates rise and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying stock while holding fixed income securities.

                  The Funds may convert Convertible Securities during periods when market conditions are unfavorable for their disposition or as a result of developments such as the issuer's call or a decline in the market liquidity for such Convertible Securities. The securities obtained upon the conversion may be retained for temporary periods of not greater than two months after conversion, and during such periods such securities will be considered to be Convertible Securities for purposes of complying with this policy. Conversions may also occur when necessary to permit orderly disposition of the investment (for example, where a more substantial market exists for the underlying security than for a relatively thinly traded Convertible Security) or when a Convertible Security reaches maturity or has been called for redemption.

                  Asset-Backed and Mortgage-Related Securities. The Short-Term Government Fund, Flexible Income Fund, Intermediate Bond Master Portfolio, Asset Allocation Fund and U.S. Government Securities Fund may purchase mortgage-backed securities representing an undivided interest in a pool of mortgages that are secured by entities, including but not limited to, the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the security, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

                  There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned, entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank, and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  The U.S. Government Securities Fund and Short-Term Government Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies, instrumentalities, or sponsored enterprises including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not intend to purchase residual interests.

         Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("Pcs"). Pcs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

                  The Flexible Income Fund, Asset Allocation Fund, Intermediate Bond Master Portfolio, Short-Term Government Fund and U.S. Government Securities Fund may also invest in non-mortgage backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Non-mortgage backed securities may not be issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

                  The purchase of non-mortgage backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset- backed securities. Also, although most of the obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

                  The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed as that for mortgage backed securities guaranteed by government agencies or instrumentalities. Bank of America intends to limit its purchases for the Flexible Income Fund of mortgage backed securities issued by certain private organizations and non-mortgage backed securities to securities that are readily marketable at the time of purchase.

                  Zero Coupon Securities. The California Municipal Bond Fund and National Municipal Bond Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity.

                  The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interests rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit quality that pay interest periodically. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holder receives no cash payments of interest during the year. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash).

                  Reverse Repurchase Agreements. As described in the Prospectuses, each Fund (except the Short-Term Government Fund) is permitted to borrow funds for temporary purposes by entering into reverse repurchase agreements with such financial institutions as banks and broker-dealers in accordance with the investment limitations described therein. Whenever a Fund enters into a reverse repurchase agreement, it will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade securities having a value equal to the repurchase price (including accrued interest), and Bank of America or Wellington Management will subsequently continuously monitor the account for maintenance of such equivalent value. Each Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

                  Options Trading. A Fund may, under certain circumstances and in accordance with investment limitations described in its prospectus, engage in options trading. Such options may relate to U.S. and foreign securities or to various stock indices. In addition, a Fund may acquire options relating to foreign currencies in order to hedge against changes in exchange rates. Such options may be traded on U.S. exchanges, over-the-counter, and on foreign exchanges to the extent permitted by law. The International Equity Fund may also invest in futures for the purposes of adjusting country exposure, hedging or income enhancement.

                  Options trading is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security, index or currency increases or decreases, the option buyer's risk is limited to the amount of the original premium paid for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A listed call option for a particular security or amount of currency gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation the underlying security or currency amount at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security or amount of currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. Unlisted options are not subject to the protections afforded purchases of options listed by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options. Furthermore, it is the position of the staff of the SEC that over-the-counter options are illiquid. To the extent that a Fund invests in options that are illiquid (including over-the-counter options), such investment will be subject to the Fund's limitations on illiquid securities.

                  A Fund will continue to receive interest or dividend income on the securities underlying such puts until they are exercised by the Fund. Any losses realized by a Fund in connection with its purchase of put options will be limited to the premiums paid by the Fund for the options plus any transaction costs. A gain or loss may be wholly or partially offset by a change in the value of the underlying security which the Fund owns.

                  In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

                  The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as his obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

                  If a Fund desires to sell a particular security it owns on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to, or concurrently with, the sale of the security. In order to close out a covered call option position, a Fund will enter into a "closing purchase transaction" - the purchase of a call option on a security or stock index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index.

                  When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by it on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. Moreover, because increases in the market price of an option will generally reflect (although not necessarily in direct proportion) increases in the market price of the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security if such security is owned by the Fund. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

                  As noted previously, there are several risks associated with transactions in options on securities, currencies and indices. For example, there are significant differences between the securities, currencies and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                  Futures. The Funds may engage in futures contracts. The International Equity Fund may also invest in futures for the purposes of adjusting country exposure, hedging or income enhancement. A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation or stock index (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made. A Fund may not purchase or sell futures contracts and purchase related options unless immediately after any such transaction the aggregate initial margin that is required to be posted by that Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. An option to buy a futures contract is "in-the-money" if the then current purchase price of the contract that is subject to the option is less than the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then current purchase price of the contract that is the subject of the option.

                  Successful use of futures contracts by a Fund is subject to Bank of America's or Wellington Management's ability to predict correctly movements in the direction of the stock market or interest rates. There are several risks in connection with the use of futures contracts by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged securities, a Fund involved will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

                  It is also possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in a Fund may decline. If this occurred, a Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movement in the cash market and movements in the price of futures contracts, a correct forecast of general market trends or interest rate movements by Bank of America or Wellington Management may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. The liquidity of a secondary market in a futures contract may in addition be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

                  For additional information concerning Futures and options thereon, please see Appendix B to this Statement of Additional Information.

                  Options on Futures Contracts. The acquisition of put and call options on a futures contract will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

                  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

                  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

                  Interest Rate and Currency Swaps. Inasmuch as interest rate and currency swaps are entered into for hedging purposes or are offset by a segregated account as described below, the Flexible Income Fund and Bank of America believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Flexible Income Fund's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (i.e., securities rated in one of the top three ratings categories by Moody's or Standard & Poor's), or, if unrated, deemed by Bank of America to be of comparable credit quality, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Flexible Income Fund will not enter into any interest rate or currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by Bank of America. If there were a default by the other party to such a transaction, the Flexible Income Fund would have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standard swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

                  Foreign Investments. In considering whether to invest in the securities of a foreign company, Bank of America or Wellington Management considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

                  The U.S. Government Securities Fund, Short-Term Government Fund, Flexible Income Fund, Intermediate Bond Master Portfolio, Asset Allocation Fund and International Equity Fund may invest in securities of foreign issuers that may or may not be publicly traded in the United States. The Aggressive Growth Fund may invest up to 20% of its total assets, either directly, or indirectly through investments in American Depositary Receipts ("ADRs") and closed-end investment companies, in securities issued by foreign companies wherever organized. The Capital Income Fund may invest up to 15% of its total assets in Eurodollar Convertible Securities that are convertible into or exchangeable for foreign equity securities represented by listed ADRs. Interest and dividends on such Eurodollar securities are payable in U.S. dollars outside of the United States.

                  ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. The extent to which a Fund will be invested in foreign companies and ADRs will fluctuate from time to time within the limits stated in the Prospectuses depending on the investment adviser's or sub-adviser's assessment of prevailing market, economic and other conditions.

                  The International Equity Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The International Equity Fund and the Flexible Income Fund may purchase debt obligations issued or guaranteed by supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the "World Bank"), the Inter-American Development Bank, the Asian Development Bank and the European Investment Bank. The International Equity Fund also may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers), Samurai bonds (yen-denominated bonds sold in Japan by non-Japanese issuers and Euro bonds (bonds not issued in the country (and possibly currency of the country) of the issuer). The International Equity Fund's investments will be allocated among securities denominated in the currencies of a number of foreign countries and, within each such country, among different types of debt securities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with Bank of America's or Wellington

Management's assessment of the country's gross domestic product, purchasing power parity and market capitalization and the relationship of a country's currency to the United States dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by Bank of America or Wellington Management in determining whether to increase or decrease the emphasis placed upon a particular type of security within the International Equity Fund.

                  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

                  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Funds due to subsequent declines in value of the portfolio securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign brokerage commissions and custodian fees are generally higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

               The expected introduction of a single currency, the European Currency Unit ("Euro"), on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro, and could adversely affect the value of securities held by the Funds.

                  Bonds of Supranational Entities. The Flexible Income Fund and International Equity Fund may invest in bonds of supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Export-Import Bank and the Asian Development Bank. The risks associated with investments in foreign issuers are described above under "Foreign Investments." Obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank are not permissible investments for the Asset Allocation, Blue Chip and Intermediate Bond Master Funds.

                  When-Issued Securities, Forward Commitments and Delayed Settlements. All Funds may agree to purchase securities on a "when-issued," and "forward commitment" basis. All Funds except for the Asset Allocation Fund, Intermediate Bond and Blue Chip Master Portfolios may agree to purchase securities on a "delayed settlement" basis. When a Fund agrees to purchase securities on a "when-issued," "forward commitment" or "delayed settlement" basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the commitment. It may be expected that the net assets of a Fund will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Funds do not intend to engage in these transactions for speculative purposes but primarily in order to hedge against anticipated changes in interest rates. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, its liquidity and the ability of the investment adviser or sub-adviser to manage it may be affected in the event the forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 25% of the value of a Fund's assets.

                  A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

                  When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

                  Securities Lending. The Aggressive Growth, Capital Income, U.S. Government Securities, Flexible Income, Asset Allocation and International Equity Funds and Blue Chip Master Portfolio may lend securities as described in their Prospectuses. Such loans will be secured by cash or securities of the U.S. Government and its agencies and instrumentalities, and additionally in the case of the Aggressive Growth Fund by an irrevocable letter of credit issued by a U.S. commercial bank that is a member of the Federal Reserve System or the Federal Deposit Insurance Corporation and has total assets in the excess of $1.5 billion. The collateral must be at all times equal to at least the market value of the securities loaned and is "marked to market" daily. The Fund will continue to receive interest or dividends on the securities it loans, and will also earn interest on the investment of any cash collateral. In the case of the Capital Income and U.S. Government Securities Funds, cash collateral may be invested in short-term U.S. Government securities, and in the case of the Aggressive Growth, International Equity and Flexible Income Funds, cash collateral may be invested in short-term U.S. Government securities, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. Additionally, the International Equity Fund may also invest cash collateral in U.S. Treasury notes. Although voting rights, or rights to consent, attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a fund if a material event affecting the investment is to occur.

                  Illiquid Securities. It is possible that unregistered securities purchased by a Non-Feeder Fund, in reliance upon Rule 144A under the Securities Act of 1933 (the "1933 Act") could have the effect of increasing the level of such Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

ADDITIONAL INFORMATION - FLEXIBLE INCOME FUND, CAPITAL INCOME FUND, NATIONAL MUNICIPAL BOND FUND AND CALIFORNIA MUNICIPAL BOND FUND

                  In general, investments in high yielding fixed-income securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in high yielding fixed-income securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher rated fixed-income securities. Such high yielding securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which react more to fluctuations in the general level of interest rates. The Fund seeks to reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower rated securities.

                  In seeking to attain the investment objective of the Fund, the investment adviser may consider both the relative risks and potential returns of higher-rated and lower-rated securities. As a result, the Fund may hold higher-rated fixed-income securities when the differential in return between lower-rated and higher-rated securities narrows and the investment adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in potential capital appreciation and yield. The relative proportions of the types of securities in the Fund may vary from time to time according to the prevailing and projected market and economic conditions and other factors.

ADDITIONAL INFORMATION - AGGRESSIVE GROWTH FUND

                  The selection of investments for the Aggressive Growth Fund is the result of a continuous study of trends in industries and companies, earning power, growth features and other investment criteria. Fund holdings will consist primarily of common stocks of companies that the investment adviser expects will experience above-average growth in earnings and price. Most of these companies will be smaller-capitalized organizations that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects. The Aggressive Growth Fund's net asset value per share is subject to rapid substantial fluctuation because greater risk is assumed in order to seek maximum growth.

                  Securities owned by the Aggressive Growth Fund may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Aggressive Growth Fund of portfolio securities, to meet redemptions or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a lengthy period of time.

                  Custodial Receipts and Participation Interest. Securities acquired by the California Municipal Bond Fund and National Municipal Bond Fund may be in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain Municipal Securities. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts", "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATs") and "Municipal Zero-Coupon Receipts." Participation interests that the California Municipal Bond Fund and National Municipal Bond Fund and the Flexible Income Fund may acquire give the Funds an undivided interest in the security or securities involved. Participation interests may have fixed, floating or variable rates of interest, and will have remaining maturities of thirteen months or less as determined in accordance with the regulations of the SEC (although the securities held by the issuer may have longer maturities). If a participation interest is unrated, the investment adviser will have determined that the interest is of comparable quality to those instruments in which each Fund may invest pursuant to guidelines approved by the particular Board. For certain participation interests, each Fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of its participation interest, plus accrued interest. As to these instruments, each Fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).

ADDITIONAL INFORMATION - ALL FUNDS

                  The investment adviser's or sub-adviser's own investment portfolios may include bank certificates of deposit, bankers' acceptances, corporate debt obligations, equity securities and other investments any of which may also be purchased by a Fund. The Funds may also invest in securities, interests or obligations of companies or entities which have a deposit, loan, commercial banking or other business relationship with Bank of America or any of its affiliates (including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by a Fund).

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES

                  This summary does not purport to be a comprehensive description of all relevant facts. Although the Company has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by the Company. Rather, the information presented herein has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, the estimates and projections presented herein should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved. While the Company has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

ECONOMIC FACTORS

                  FISCAL YEARS PRIOR TO 1995-96. Pressures on the State's budget in the late 1980's and early 1990's were caused by a combination of external economic conditions and growth of the largest General Fund Program - K-14 education, health, welfare and corrections -- at rates faster than the revenue base. These pressures could continue as the State's overall population and school age population continue to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders. In addition, the State's health and welfare programs are in a transition period as result of recent federal and State welfare reform initiatives.

                  As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had period of significant budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve, the Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak at June 30, 1993. Between the 1991-92 and 1994-95 Fiscal Years, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance, including significant cuts in health and welfare program expenditures; transfers of program responsibilities and funding from the State to local governments; transfers of about $3.6 billion in annual local property tax revenues from other local governments to local school districts, thereby reducing State funding for schools under Proposition 98; and revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration.

                  Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire such deficits in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year Plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

                  Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

                  For several fiscal years during the recession, the State was forced to rely on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.

1995-96 AND 1996-97 FISCAL YEARS

                  With the end of the recession, and a growing economy beginning in 1994, the State's financial condition improved markedly in the last two fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The last of the recession-induced budget deficits was repaid, allowing the SFEU to post a positive cash balance for only the second time in the 1990's, totaling $281 million as of June 30, 1997. The State's cash position also returned to health, as cash flow borrowing was limited to $3 billion in 1996-97, and no deficit borrowing has occurred over the end of these last two fiscal years.

                  In each of these two fiscal years, the State budget contained the following major features:

                  1. Expenditures for K-14 schools grew significantly, as new revenues were directed to school spending under Proposition 98. This new money allowed several new education initiatives to be funded, and raised K-12 per-pupil spending to around $4,900 by Fiscal Year 1996-97. See "STATE FINANCES"
- Proposition 98".

                  2. The Budgets restrained health and welfare spending levels, holding to reduced benefit levels enacted in earlier years, and attempted to reduce General Fund spending by calling for greater support from the federal government. The State also attempted to shift to the federal government a larger share of the cost of incarceration and social services for illegal aliens. Some of these efforts were successful, and federal welfare reform also helped, but as a whole the federal support never reached the levels anticipated when the budgets were enacted. These funding shortfalls were, however, filled by the strong revenue collections, which exceeded expectations.

                  3. General Fund support for the University of California and the California State University system grew by an average of 5.2 percent and 3.3 percent per year, respectively, and there were no increases in student fees.

                  4. General Fund support for the Department of Corrections grew as needed to meet increased prison population. No new prisons were approved for construction, however.

                  5. There were no tax increases, and starting January 1, 1997, there was a 5 percent cut in corporate taxes. The suspension of the Renter's Tax Credit, first taken as a cost-saving measure during the recession, was continued.

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
                  As noted, the economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (about $2.2 billion in 1995-96 and $1.6 billion in 1996-97) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid. As a result, there was no dramatic increase in budget reserves, although the accumulated budget deficit from the recession years was finally eliminated in the past fiscal year.

1997-98 FISCAL YEAR

                  Background

                  On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Proposed Budget"). The Proposed Budget estimated General Fund revenues and transfers of about $50.7 billion, and proposed expenditures of $50.3 billion, resulting in an anticipated budget reserve in the SFEU of about $550 million. The Proposed Budget included provisions for a further 10% cut in Bank and Corporation Taxes, which ultimately was not enacted by the Legislature.

                  At the time of the Department of Finance May Revision, released on May 14, 1997, the Department of Finance increased it revenue estimate for the upcoming fiscal year by $1.3 billion, in response to the continued strong growth in the State's economy. Budget negotiations continued into the summer, with major issues to be resolved including final agreement on State welfare reform, an increase in State employee salaries and consideration of the tax cut proposed by the Governor.

                  In May, 1997, action was taken by the California Supreme Court in an ongoing lawsuit, PERS v. Wilson, below, which made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, following a direction from the Governor, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. In late 1997, the plaintiffs filed a claim with the State Board of Control for payment of interest under the Court rulings in an amount of $308 million. The Department of Finance has recommended approval of this claim. If approved by the Board of Control, the claim would become part of an annual claims bill in the 1998-99 Budget.

         FISCAL YEAR 1997-98 BUDGET ACT

                  Following the transfer of funds to the PERF, final agreement was reached within a few weeks on the welfare package and remainder of the budget. The Legislature passed the Budget Bill on August 11, 1997, along with numerous related bills to implement its provisions. Agreement was not finally reached at that time on one aspect of the budget plan, concerning the Governor's proposal for a comprehensive educational testing program.

                  On August 18, 1997, the Governor signed the Budget Act, but vetoed about $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and

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
Special Funds. Approximately $200 million of this amount was restored in subsequent legislation passed before the end of the Legislative Session.

                  The Budget Act anticipated General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). The Budget Act also included Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14 billion), and $2.1 billion of expenditures from various Bond Funds. Subsequent to the Budget Act enactment, the State undertook its normal cash flow borrowing program by issuing $3 billion of Notes which mature June 30, 1998.

                  The following were major features of the 1997-98 Budget Act:

                  1. For the second year in a row, the Budget contained a large increase in funding for K-14 education under Proposition 98, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending was allocated to prior fiscal years. Funds were provided to fully pay for the cost-of-living- increase component of Proposition 98, and to extend the class size reduction and reading initiatives. See "STATE FINANCES Proposition 98.

                  2. The Budget Act reflected the $1.228 billion pension case judgment payment, and brings funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts.

                  3. Continuing the third year of a four-year "compact" which the Administration had made with higher education units, funding from the General Fund for the University of California and the California State University system was increased by approximately 6 percent ($121 million and $107 million, respectively). There was no increase in student fees.

                  4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels, adjusted for caseload changes.

                  5. Health and welfare costs were contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs program.

                  6. Unlike prior years, this Budget Act did not depend on uncertain federal budget actions. About $300 million in general funds, already included in the federal FY 1997 and 1998 budgets, were included in the Budget Act, to offset incarceration costs for illegal aliens.

                  7. The Budget Act contained no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million. The Legislature has not made any decision on conformity of State tax laws to the recent federal tax reduction bill; a comprehensive review of this subject is expected to take place next year.

                  At the end of the Legislative Session on September 13, 1997, the Legislature passed and the Governor later signed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the package are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with the State to assume greater financial responsibility. The Department of Finance estimates that the major impact of these fiscal reforms will occur in Fiscal Year 1998-99 and subsequent years.

                  The Department of Finance released updated estimates for the 1997-98 Fiscal Year on January 9, 1998 as part of the Governor's 1998-99 Fiscal Year Budget Proposal. Total revenues and transfers are projected at $52.9 billion, up approximately $360 million from the Budget Act projection. Expenditures for the fiscal year are expected to rise approximately $200 million above the original Budget Act, to $53 billion. The balance in the budget reserve, the SFEU, is projected to be $329 million at June 30, 1998, compared to $461 million at June 30, 1997.

PROPOSED 1998-99 FISCAL YEAR BUDGET

                  On January 9, 1998, the Governor released his Budget Proposal for the 1998-99 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects total General Fund revenues and transfers of $55.4 billion, a $2.5 billion increase (4.7 percent) over revised 1997-98 revenues. This revenue increase takes into account reduced revenues of approximately $600 million from the 1997 tax cut package, but also assumes approximately $500 million additional revenues primarily associated with capital gains realizations. The Governor's Budget notes, however, that capital gains activity and the resultant revenues derived from it are very hard to predict.

                  Total General Fund expenditures for 1998-99 are recommended at $55.4 billion, an increase of $2.4 billion (4.5 percent) above the revised 1997-98 level. The Governor's Budget includes funds to pay the interest claim relating to the court decision on pension fund payments PERS v. Wilson (See "1997-98 Fiscal Year" above). The Governor's Budget projects that the State will carry out its normal intra-year cash flow external borrowing in 1998-99, in an estimated amount of $3 billion. The Governor's Budget projects that the budget reserve, the SFEU, will be $296 million at June 30, 1999, slightly lower than the projected level at June 30, 1998 PERS liability.

                  The Governor's Budget projects Special Fund revenues of $14.7 billion, and Special Fund expenditures of $15.2 billion, in the 1998-99 Fiscal Year. A total of $3.2 billion of bond fund expenditures are also proposed.

                  THE ORANGE COUNTY BANKRUPTCY. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.

                  In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond transaction. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms

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
and other finance professionals. Thus, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.

               In May 1996, a taxpayer action was filed against the City of San Diego ("San Diego") and the San Diego Convention Center Expansion Authority (the "Authority") challenging the validity of a lease revenue financing involving a lease (the "San Diego Lease") having features similar to the leases commonly used in California lease-based financings such as certificates of participation (the "Rider Case"). The Rider Case plaintiffs alleged that voter approval is required for the San Diego Lease (a) since the lease constituted indebtedness prohibited by Article XVI, Section 18 of the California Constitution without a two-thirds vote of the electorate, and (b) since San Diego was prohibited under its charter from issuing bonds without a two-thirds vote of the electorate, and the power of the Authority, a joint powers' authority, one of the members of which is San Diego, to issue bonds is no greater than the power of San Diego. In response to San Diego's motion for summary judgment, the trial court rejected the plaintiffs' arguments and ruled that the San Diego Lease was constitutionally valid and that the Authority's related lease revenue bonds did not require voter approval. The plaintiffs appealed the matter to the Court of Appeals for the Fourth District, which affirmed the validity of the San Diego Lease and of the lease revenue bond financing arrangements. The plaintiffs then filed a petition for review with the California State Supreme Court, and, on April 2, 1997, the Court granted the plaintiff's petition for review. A decision from the Supreme Court is expected to be decided within the 1998 calendar year.

CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS.

                  Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

                  REVENUE DISTRIBUTION. Certain Debt Obligations in the California Municipal Bond Fund may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

                  HEALTH CARE LEGISLATION. Certain Debt Obligations in the California Municipal Bond Fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

                  The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to MediCal beneficiaries in the future.

                  Under this approach, in most geographical areas of California, only those hospitals which enter into a MediCal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

                  California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

                  These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

                  MORTGAGES AND DEEDS. Certain Debt Obligations in the California Municipal Bond Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

                  Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

                  In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

                  Certain Debt Obligations in the California Municipal Bond Fund may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

                  Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

                  PROPOSITION 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added
Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

                  Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

                  Legislation enacted by the California Legislature to implement
Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

                  PROPOSITION 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

                  PROPOSITION 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

                  Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

                  During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

                  PROPOSITION 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

                  PROPOSITION 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

                  1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

                  2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

                  3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

                  4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

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
                  5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

                  6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

                  7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

                  8. Permits these provisions to be amended exclusively by the voters of the State of California.

                  In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

                  In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12
Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

                  Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

                  PROPOSITION 218. On November 5, 1996,the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

                  Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

                  Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

                  The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

                  Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

                  Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

                  PROPOSITION 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

                  Other Investment Information. The investment adviser believes that it is likely that sufficient California Municipal Securities will be available to satisfy the investment objective, policies and limitations of the California Municipal Bond Fund, and to enable the Fund to invest at least 50% of its total assets in California Municipal Securities at the close of each of its fiscal quarters. In meeting this investment policy the Fund may invest in Municipal Securities which are private activity bonds (including industrial development bonds under prior law) the interest on which is subject to the 26% to 28% federal alternative minimum tax applicable to individuals and the 20% federal alternative minimum tax and the environmental tax applicable to corporations. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporations modified federal alternative minimum taxable income over $2,000,000. Investments in such securities, however, will not exceed under normal market conditions 35% of the Fund's total assets when added together with any taxable investments held by the Fund. Moreover, although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's investment adviser in light of the Fund's investment objective and policies. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

                  If Pacific Horizon's Board of Directors, after consultation with the investment adviser, should for any reason determine that it is impracticable to invest at least 50% of the Fund's total assets in California Municipal Bond Fund at the close of each quarter of the Fund's taxable year, the Board would re-evaluate the Fund's investment objective and policies and consider changes in its structure and name or possible dissolution.

OTHER INVESTMENT LIMITATIONS

                  A Fund's or Master Portfolio's investment objectives are non-fundamental and may be changed without a vote of shareholders. The prospectus for each Fund or Master Portfolio summarizes certain fundamental policies that may not be changed with respect to a Fund or Master Portfolio without the affirmative vote of the holders of the majority of the Fund's or Master Portfolio's outstanding shares (as defined below under "Additional Information - Miscellaneous"). Similarly, the following enumerated additional fundamental policies may not be changed with respect to each Fund or Master Portfolio or without such a vote of shareholders.

                  Each Fund of the Company or Master Portfolio of Master Trust may not:

                  1. Underwrite any issue of securities within the meaning of the Securities Act of 1933 (the "1933 Act") except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.

                  2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

                  3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

                  4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more diversified management investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.

                  5. Make loans, except to the extent permitted by the 1940 Act.

                  6. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more diversified management investment companies to the extent permitted by the 1940 Act.

                  In addition, each Fund or Master Portfolio is subject to the following non-fundamental policies and limitations, which may be changed without the vote of shareholders:

                  Each Fund of the Company and Portfolio of the Master Trust may not:

                  1. Sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, a deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

                  2. Purchase securities of other investment companies except as permitted by the 1940 Act.

                  The National Municipal Bond Fund, Aggressive Growth Fund and California Municipal Bond Fund may not:

                  1. Purchase securities of companies for the purpose of exercising control.

                  The National Municipal Bond Fund, International Equity Fund, Flexible Income Fund, Intermediate Bond Master Portfolio, Blue Chip Master Portfolio, Asset Allocation Fund, U.S. Government Securities Fund, Capital Income Fund and California Municipal Bond Fund may not:

                  1. Write or sell puts, calls, straddles, spreads or combinations thereof except that a Fund may acquire standby commitments and may enter into futures contracts and options in accordance with their investment objectives.

                                       ***

                  If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

                                       ***

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Information on how to purchase and redeem Fund shares, and how such shares are priced, is included in the Prospectuses. Additional information is contained below. The net asset value of each of the Feeder Funds is equal to such Fund's pro rata share of the total investments and other assets of its corresponding Master Portfolio, less any liabilities with respect to such Feeder Fund, including each Feeder Fund's pro rata share of the Master Portfolio's liabilities.

VALUATION OF THE AGGRESSIVE GROWTH FUND

                  Portfolio securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price obtained from NASDAQ. Securities not listed on an exchange or NASDAQ, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value, using methods determined under the supervision of the Board of the Company. Valuation of options is described above under "Investment Objectives and Policies--Options Trading." Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF THE CALIFORNIA MUNICIPAL BOND FUND AND THE NATIONAL MUNICIPAL BOND FUND

                  The California Municipal Bond Fund's and National Municipal Bond Fund's assets are valued for purposes of pricing sales and redemptions by an independent pricing service (the "Service") approved by the Board. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the California Municipal Bond Fund's securities) are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity and to be valued on the amortized cost basis only during the final 60 days of its maturity, the market value on the 61st day prior to maturity. Thereafter, the Company assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF CAPITAL INCOME FUND, U.S. GOVERNMENT SECURITIES FUND, SHORT-TERM GOVERNMENT FUND, INTERNATIONAL EQUITY FUND, ASSET ALLOCATION FUND AND FLEXIBLE INCOME FUND

                  Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sale price or (if none is available) the mean between the current quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value using methods determined under the supervision of the particular Board. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such basis does not represent fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days to maturity, are valued at their market or fair value each day until the 61st day prior to maturity. Thereafter, absent unusual circumstances, a constant proportionate amortization of any discount or premium is assumed until maturity of the security.

                  A pricing service may be used to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. In valuing securities the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely solely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the particular Board. Valuation of options is described above under "Investment Objectives and Policies - Options Trading."

VALUATION OF THE INTERMEDIATE BOND AND BLUE CHIP MASTER PORTFOLIOS

                  Except for debt securities held by the Intermediate Bond and Blue Chip Master Portfolios with remaining maturities of 60 days or less, assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price; (b) each unlisted security is valued at the last current bid price (or last current sale price, as applicable) obtained from NASDAQ; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; and (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. The Board of

Trustees of Master Trust has determined that the values obtained using the procedures described in (c) and (d) represent the fair values of the securities valued by such procedures. Most of these prices are obtained by PFPC, Inc. ("PFPC") from a service that collects and disseminates such market prices. Bid quotations for short-term money market instruments reported by such service are the bid quotations reported to it by major dealers in such instruments.

                 Valuation of options is described above under "Investment Objectives and Policies--Options Trading."

                  Debt securities held by the Intermediate Bond and Blue Chip Master Portfolios with remaining maturities of 60 days or less are valued on the basis of amortized cost, which provides stability of net asset value. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity and to be valued on the amortized cost basis only during the final 60 days of its maturity, the market value on the 61st day prior to maturity. Thereafter Master Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Board of Trustees determines that amortized cost no longer represents fair value. Master Trust will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

                  When approved by the Board of Trustees of Master Trust, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. These securities may include those that have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus might result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                  In the absence of an ascertainable market value, assets are valued at their fair value as determined using methods and procedures reviewed and approved by the Board of Trustees of Master Trust.

SUPPLEMENTARY PURCHASE INFORMATION - A SHARES

                  For the purpose of applying the Right of Accumulation or Letter of Intent privileges available to certain shareholders as described in the Prospectuses, the scale of sales loads applies to purchases made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children; or a trustee or other fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) although more than one beneficiary is involved; or "a qualified group" which has been in existence for more than six months and has not been organized for the purpose of buying redeemable securities of a registered investment company at a discount, provided that the purchases are made through a central administrator or a single dealer, or by other means which result in economy of sales effort or expense. A "qualified group" must have more than 10 members, must be available to arrange for group meetings between representatives of the Funds and the members, and must be able to arrange for mailings to members at reduced or no cost to the Distributor. The value of shares eligible for the Right of Accumulation privilege may also be used as a credit toward completion of the Letter of Intent privilege. Such shares will be valued at their offering price prevailing on the date of submission of the Letter of Intent. Distributions on shares held in escrow pursuant to the Letter of Intent privilege will be credited to the shareholder, but such shares are not eligible for a Fund's Exchange Privilege.

                  The computation of the hypothetical offering price per share of A Shares for each Fund based on the value of the California Municipal Bond, Aggressive Growth, U.S. Government Securities, Capital Income, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income, National Municipal Bond, Short-Term Government and International Equity Funds' net assets on February 28, 1998, and each Fund's A Shares outstanding on such date is as follows:


                                                             U.S.
                     California        Aggressive         Government          Capital         Intermediate      Blue Chip Fund
                     Municipal         Growth Fund        Securities        Income Fund         Bond Fund
                     Bond Fund                               Fund
                     ---------                               ----
Net Assets          $213,984,976       $218,607,479       $71,101,297       $391,142,965       $41,874,875       $288,256,185

Outstanding
Securities            28,026,050          9,654,371         7,465,492         22,641,045         4,322,374          9,640,840

Net Asset
Value Per
Share                      $7.64             $22.64             $9.52             $17.28             $9.69             $29.90

Sales
Charge, 4.50
percent of
offering
price (4.71
percent of
net asset
value per
share)                     $0.36              $1.07             $0.45              $0.81             $0.46              $1.41

Maximum
Offering
Price to
Public                     $8.00             $23.71             $9.97             $18.09            $10.15             $31.31




                        Asset            Flexible           National          Short-Term         International
                     Allocation        Income Fund       Municipal Bond       Government          Equity Fund
                        Fund                                 Fund               Fund
                        ----                                 ----               ----
Net Assets            $49,239,679       $37,105,146        $14,262,911        $32,685,244          $41,642,883

Outstanding
Securities              2,299,985         2,259,885          1,355,717          3,259,919            3,947,858

Net Asset
Value Per
Share                      $21.41            $16.42             $10.52             $10.03               $10.55

Sales
Charge, 4.50
percent of
offering
price (4.71
percent of
net asset
value per
share)                      $1.01             $0.77              $0.50              $0.47                $0.50

Maximum
Offering
Price to
Public                     $22.42            $17.19             $11.02             $10.50               $11.05


SUPPLEMENTARY REDEMPTION INFORMATION:  A, B AND K SHARES

                  A, B and K Shares in the Capital Income Fund, U.S. Government Securities Fund, California Municipal Bond Fund, Intermediate Bond Fund, Blue Chip Fund, Asset Allocation Fund, Flexible Income Fund, International Equity Fund, Short- Term Government Fund (A and B Shares Only) and National Municipal Bond Fund for which orders for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be redeemed as of the close of regular trading hours on such Exchange and the proceeds of redemption (less any applicable contingent deferred sales charge on B Shares) will normally be wired in federal funds on the next business day to the commercial bank specified by the investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent). To qualify to use the wire redemption privilege, the payment for Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares for which orders for wire redemption are received after the close of regular trading hours on the New York Stock Exchange or on a non-business day will be redeemed as of the close of trading on such Exchange on the next day on which shares of the particular Fund are priced and the proceeds (less any applicable contingent deferred sales charge on B Shares) will normally be wired in federal funds on the next business day thereafter. Redemption proceeds (less any applicable contingent deferred sales charge on B Shares) will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.

                  To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Company, c/o Pacific Horizon Funds, Inc., P.O. Box 8968, Wilmington, Delaware 19899-8968. Such request must be signed by each shareholder, with each signature guaranteed as described in the Funds' Prospectuses. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature. The Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  A, B and K Share investors in the U.S. Government Securities Fund, California Municipal Bond Fund, Flexible Income Fund and National Municipal Bond Fund redeeming by check generally will be subject to the same rules and regulations that commercial banks apply to checking accounts, although the election of this privilege creates only a shareholder-transfer agent relationship with the Transfer Agent. An investor may deliver Checks directly to the Transfer Agent, PFPC, P.O. Box 8968, Wilmington, Delaware 19899-8968, in which case the proceeds will be mailed, wired or made available at the Transfer Agent on the next business day. The Check delivered to the Transfer Agent must be accompanied by a properly executed stock power form on which the investor's signature is guaranteed as described in the Funds' Prospectuses. After clearance, Checks will be returned to the investor.

                  Because dividends on the U.S. Government Securities Fund, California Municipal Bond Fund, Flexible Income Fund and National Municipal Bond Fund are declared daily, Checks should not be used to close an account, as a small balance is likely to result.

                  Check redemption may be modified or terminated at any time by the Company or the Transfer Agent upon notice to shareholders.

SUPPLEMENTARY PURCHASE AND REDEMPTION INFORMATION:  ALL FUNDS

                  In General. As described in the Prospectuses, both A and B Shares may be purchased directly by the public, by clients of Bank of America through their qualified trust and agency accounts, or by clients of securities dealers, financial institutions (including banks) and other industry professionals, such as investment advisers, accountants and estate planning firms that have entered into service and/or selling agreements with the Distributor. (The Distributor, such institutions and professionals are collectively referred to as "Service Organizations.") K Shares may only be purchased by: (a) businesses or other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemption occurred within 30 days prior to the purchase order, and (ii) such other open-end investment company was not distributed and advised by PDI and Bank of America, respectively, or their affiliates; (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Pacific

Horizon or Time Horizon Fund and subsequent purchases into an IRA rollover account opened as described above, so long as the original IRA rollover account remains open; (d) accounts under Section 403(b)(7) of the Code, (e) deferred compensation plans under Section 457 of the Code and (f) certain other retirement plans. Bank of America and Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Funds and described in the respective Prospectuses. Purchase orders will be effected only on business days. SRF Shares of the Funds are available for the investment of retirement funds held in Eligible Retirement Accounts as described in the SRF Share Prospectus.

                  A Shares in each Fund are sold with a sales load, except for such exemptions as noted in the Prospectuses. The exemptions to the imposition of a sales load on A Shares are due to the nature of the investors and/or the reduced sales efforts that will be necessary in obtaining such investments. A Shares are also subject to a shareholder servicing fee. B Shares are sold without a front-end sales load, but are subject to a contingent deferred sales charge and an ongoing distribution and shareholder servicing fee. K Shares are offered at net asset value with neither a front-end sales charge, nor a contingent deferred sales charge. K Shares are subject to a distribution plan fee and an administrative and shareholder services fee. SRF Shares in each Fund are sold without a sales load. SRF Shares are subject to Shareholder Servicing fees. Service Organizations may be paid by the Distributor at the Company's expense for shareholder services. Depending on the terms of the particular account, Bank of America, its affiliates, and Service Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

                  Persons or organizations wishing to purchase Company shares through their accounts at Bank of America or a Service Organization should contact such entity directly for appropriate instructions.

                  Initial purchases of A, B or K shares into a new account may not be made by wire. However, persons wishing to make a subsequent purchase of Company shares into an already existing account by wire should telephone the Transfer Agent at (800) 346-2087. The investor's bank must be instructed to wire federal funds to the Transfer Agent, referring in the wire to the particular Fund in which such investment is to be made; the investor's portfolio account number; and the investor's name.

                  The Transfer Agent may charge a fee to act as Custodian for IRAs, payment of which could require the liquidation of shares. B Shares liquidated by the Transfer Agent as fees for custodial services to IRA accounts will not be subject to the contingent deferred sales charge. All fees charged are described in the appropriate form. Shares may be purchased in connection with these plans only by direct remittance to the Transfer Agent. Purchases for IRA accounts will be effective only when payments received by the Transfer Agent are converted into federal funds. Purchases for these plans may not be made in advance of receipt of funds.

                  For processing redemptions, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  Investors should be aware that if they have selected the TeleTrade Privilege, any request for a wire redemption will be effected as a TeleTrade transaction through the Automated Clearing House (ACH) system unless more prompt transmittal is specifically requested. Redemption proceeds of a TeleTrade transaction will be on deposit in the investor's account at the ACH member bank normally two business days after receipt of the redemption request.

                  All or a portion of the SRF Shares held in a Fund can be redeemed (sold) at any time. The redemption price will be the net asset value per share next determined following receipt by the Company of a shareholder's satisfactorily completed instructions. The value of an SRF Share upon redemption may be more or less than the value when purchased, depending upon the net asset value of an SRF Share of the Fund at the time of the redemption. Redemptions are subject to determination by the Company that the investment instruction form or the redemption request and other distribution documents, if any, are complete.

                  Payment for SRF Shares redeemed will normally be made to the custodian of the shareholder within one business day of receipt by the Company of redemption instructions, but in no event will payment be made more than seven days after receipt of redemption instructions except in the circumstances described below.

                  Exchange Privileges for A, B and K Shares. Shareholders in the Pacific Horizon Family of Funds have an exchange privilege whereby they may exchange all or part of their shares for like shares of another investment portfolio in the Pacific Horizon Family of Funds or for like shares of an investment portfolio of Time Horizon Funds. In addition, shareholders of the Funds may exchange B Shares for Pacific Horizon Shares of the Pacific Horizon Prime Fund without the payment of any contingent deferred sales charge at the time the exchange is made. By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his basis in such shares at the time of the transaction.

                  Exchange transactions described in Paragraphs A, B, C, D, E, F and G below will be made on the basis of the relative net asset values per share of the investment portfolios involved in the transaction.

         A. A Shares of any investment portfolio purchased with a sales load, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a sales load for other A Shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of the Time Horizon Funds.

         B. B Shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, B Shares that have been acquired through an exchange of B Shares may be exchanged for other B Shares or for like shares of Time Horizon Funds without the payment of a contingent deferred sales charge at the time of exchange. Except as noted in C below, in determining the holding period for calculating the contingent deferred sales charge payable on redemption of B Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

         C. B Shares may be exchanged for Y Shares of the Pacific Horizon Prime Fund ("Prime Shares") without paying a contingent deferred sales charge. At the time of such an exchange, a shareholder's holding period for calculating the contingent deferred sales charge payable on redemption of B Shares of a Fund will cease to accumulate. If the shareholder subsequently exchanges the shares back into B Shares of a Fund, the holding period accumulation on the shares will resume as of the time when the exchange was made into the Prime Shares. In the event that a shareholder wishes to redeem Prime Shares acquired by exchange for B Shares of a Fund, the contingent deferred sales charge applicable to the accumulated B Shares of a Fund holding period prior to the exchange into the Prime Shares will be charged.

         D. A or B Shares of any investment portfolio in the Pacific Horizon Family of Funds or like shares of the Time Horizon Funds acquired by a previous exchange transaction involving shares on which a sales load has directly or indirectly been paid (e.g. A Shares purchased with a sales load or issued in connection with an exchange transaction involving A Shares that had been purchased with a sales load), as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be redeemed and the proceeds used to purchase without a sales load A or B Shares, as the case may be, of any other investment portfolio within 120 days of your redemption trade date. To accomplish an exchange transaction under the provisions of this paragraph, investors must notify the Transfer Agent of their prior ownership of shares and their account number.

         E. A Shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for shares of any other investment portfolio in the Pacific Horizon Family of Funds that is offered without a sales load.

         F. A Shares of any investment portfolio in the Pacific Horizon Family of Funds purchased without a sales load may be exchanged without a sales load for A Shares in any other portfolio in the Pacific Horizon Family of Funds.

         G. K Shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for other K Shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of the Time Horizon Funds.

                  Except as stated above, a sales load will be imposed when shares of any investment portfolio in the Pacific Horizon Family of Funds that were purchased or otherwise acquired without a sales load are exchanged for A Shares of another investment portfolio in the Pacific Horizon Family or for like shares of the Time Horizon Funds which are sold with a sales load.

                  Exchange requests received on a business day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolio from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new investment portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.

                  Exchange Privileges for Eligible Retirement Accounts. SRF Shares held in any Fund may be exchanged for SRF Shares of any other Fund. SRF Shares held in any Fund may also be exchanged for A Shares in any other taxable, non-money market Fund offered by the Company or a Time Horizon Fund without incurring the front-end sales charge otherwise applicable on sales of A Shares ("Eligible Exchange Shares"). SRF Shares or Eligible Exchange Shares may be exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund. Eligible Exchange Shares may be further exchanged for A Shares in any taxable, non- money market fund offered by the Company or a Time Horizon Fund without incurring the front-end sales charges otherwise applicable, or for SRF Shares offered by a Fund. SRF Shares or Eligible Exchange Shares held in an IRA account for which a Participant's surviving spouse is the beneficiary may continue to be exchanged for SRF Shares or A Shares as described above. By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

                  The following transactions are examples of transactions that will interrupt the maintenance of Eligible Retirement Account status for a Participant's account and will terminate the account's ability to engage in the exchange privileges described above:

         1. SRF Shares or Eligible Exchange Shares held in an Eligible Pension or Profit Sharing Trust or a SEP IRA, which are transferred by the Participant into a personal rollover IRA, will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares;

         2. SRF Shares or Eligible Exchange Shares held in an IRA account for which a Participant's surviving beneficiary upon transfer out of the decedent's account is other than the Participant's spouse will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares; and

         3. SRF Shares or Eligible Exchange Shares which are liquidated in their entirety by the Participant into a Certificate of Deposit will no longer be eligible to exchange such shares for A Shares without incurring the front-end sales load applicable to A Shares.

                  Miscellaneous.  Certificates for shares will not be issued.

                  Depending on the terms of the customer account at Bank of America or a Service Organization, certain purchasers may arrange with the Company's custodian for sub-accounting services paid by the Company without direct charge to the purchaser.

                  A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent is a day on which the New York Stock Exchange is open for trading. In 1998, the holidays on which the New York Stock Exchange is closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                  The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  The Company's Charter permits its Board of Directors to require a shareholder to redeem involuntarily shares in a Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The contingent deferred sales charge with respect to B Shares is not charged on involuntary redemptions. The Company will not require a shareholder to redeem shares of a Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the Fund's shares. The Company may also redeem shares involuntarily if such redemption is appropriate to carry out the Company's responsibilities under the 1940 Act.

                  If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property.

                     ADDITIONAL INFORMATION CONCERNING TAXES

FEDERAL - ALL FUNDS

                  Each Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions (including amounts derived from interest on Municipal Securities in the case of the California Municipal Bond Fund and the National Municipal Bond Fund) to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

                  Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income, if any, and 90% of its tax-exempt income, if any, net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income, including dividends, interest, and net short-term capital gains (the excess of net short-term capital gain over net long-term capital loss, if any), subject to certain adjustments and excluding the excess of net long-term capital gain for the taxable year over the net short-term capital loss for such year, if any. Each Fund will be taxed on its undistributed investment company taxable income, if any. As stated, each Fund of the Company intends to distribute at least 90% of its investment company taxable income, if any, for each taxable year. To the extent such income is distributed by a Fund (whether in cash or additional shares), it will be taxable to shareholders as ordinary income.

                  Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held Fund shares and whether such gain is received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for longer than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to those shares.

                  Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gain is taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.


                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specific percentages of their ordinary taxable income and capital gain net income (excess of net capital gain over net capital loss). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

                  The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company that they are not subject to backup withholding or that they are "exempt recipients."

                  At February 28, 1998, the U.S. Government Securities Fund had capital loss carryovers of $9,126,726 of which $7,462,810, will expire in fiscal 2003 and $1,663,916 will expire in fiscal 2005; and the Flexible Income Fund had capital loss carryovers of $6,284,642 of which $5,401,993 and $882,649 will expire in fiscal 1999 and 2003, respectively. To the extent provided by the regulations of the Code, these capital loss carryovers will be used to offset future net realized gains on securities transactions. As such, it is probable that the gains so offset will not be distributed to shareholders.

FEDERAL - CALIFORNIA MUNICIPAL BOND FUND AND NATIONAL MUNICIPAL BOND FUND

                  The California Municipal Bond Fund's and National Municipal Bond Fund's policy is to pay each year as exempt- interest dividends substantially all the Fund's Municipal Securities interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of such Fund's taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by such Fund during its taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the particular Fund for such year. In order for a Fund to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of such Fund's assets must consist of exempt-interest obligations.

                  Exempt-interest dividends may be treated by shareholders of the Funds as items of interest excludable from their gross income under Section 103(a) of the Code. However, each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the Funds. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships and S corporations and their shareholders.

                  A percentage of the interest on indebtedness incurred by a shareholder to purchase or carry shares, equal to the percentage of the total non-capital gain dividends distributed during the shareholder's taxable year that are exempt-interest dividends, is not deductible for federal income tax purposes. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

                  As discussed in the Prospectus for the California Municipal Bond Fund, dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included by shareholders as an item of tax preference for purposes of determining possible liability for the Federal alternative minimum tax applicable to individuals and corporations and the environmental tax applicable to corporations. The alternative minimum tax rate for individuals is 26-28% and for corporations is 20%. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified alternative minimum taxable income over $2,000,000.

                  Income itself exempt from federal income taxation may be considered in addition to adjusted gross income when determining whether Social Security payments received by a shareholder are subject to federal income taxation.

STATE - CALIFORNIA MUNICIPAL BOND FUND

                  As a regulated investment company, the California Municipal Bond Fund (the "Fund") will be relieved of liability for California state franchise and corporate income tax to the extent its earnings are distributed to its shareholders. The Fund will be taxed on its undistributed taxable income. If for any year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of the Fund's taxable income (including interest income on California Municipal Securities for franchise tax purposes only) may be subject to California state franchise or income tax at regular corporate rates.

                  If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company, or series thereof, consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then a regulated investment company, or series thereof, will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities are generally limited to California Municipal Securities and certain U.S. Government and U.S. Possession obligations. "Series" of a regulated investment company is defined as a segregated portfolio of assets, the beneficial interest in which is owned by the holders of an exclusive class or series of stock of the company. The Fund intends to qualify under the above requirements so that it can pay California exempt-interest dividends. If the Fund fails to so qualify, no part of its dividends to shareholders will be exempt from the California state personal income tax. The Fund may reject purchase orders for shares if it appears desirable to avoid failing to so qualify.

                  Within 60 days after the close of its taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax-exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

                  In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. See "Additional Information Concerning Taxes
- Federal - California Municipal Bond Fund" above.

                  To the extent, if any, dividends paid to shareholders are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends and will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gains dividends for federal income tax purposes. See "Additional Information Concerning Taxes - Federal - All Funds" above. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest dividends during the shareholder's taxable year.

                  The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any dividends paid to shareholders subject to California state franchise tax or California state corporate income tax may therefore be taxed as ordinary dividends to such purchasers notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

TAXATION OF THE MASTER PORTFOLIOS

                  Management of the Master Portfolios corresponding to each of the Feeder Funds intends for each Master Portfolio to be treated as a partnership (or, in the event that a Feeder Fund is the sole investor in a Master Portfolio, as an agent or nominee) rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a partnership (or an agent of nominee) under the Code, any interest, dividends, gains and losses of the Master Portfolios will be deemed to have been reported as income/loss (i.e., "passed through") to their investors, regardless of whether any amounts are actually distributed by the Master Portfolios.

                  Each investor in a Master Portfolio will be taxed on its share (as determined in accordance with the governing instruments of the particular Master Portfolio) of the Master Portfolio's ordinary income and capital gains in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder. It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Master Portfolio.

OTHER INFORMATION

                  Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

                  Except as noted above with respect to California state personal income taxation of dividends paid by the California Municipal Bond Fund, income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                  The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.


                                   MANAGEMENT

DIRECTORS AND OFFICERS OF THE COMPANY

         The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:

                                                 Position with
Name and Address                       Age       Company             Principal Occupations
----------------                       ---       -------             ---------------------
William P. Carmichael                  53        Director            Senior Vice President, Sara Lee
808 S. Garfield                                                      Corporation (1991 to 1993); Treasurer,
Hinsdale, IL  60521                                                  Senior Vice President and Chief Financial
                                                                     Officer, Beatrice Company (1987 to
                                                                     1990); Trustee, Time Horizon Fund
                                                                     (registered investment company) (since
                                                                     1995) Trustee, Pacific Innovations Trust
                                                                     (since 1997) (registered investment
                                                                     company); Trustee, 231 Funds (1993 to
                                                                     1995) (registered investment company).

Edward S. Bottum                       63        Director            Managing Director, Chase Franklin
C/o Chase Franklin Corporation                                       Corporation (venture capital firm) (since
100 S. Wacker Drive                                                  1990); Trustee, Time Horizon Funds (since
Suite 1140                                                           1995); Trustee and Chairman, Pacific
Chicago, IL  60606                                                   Innovations Trust (since 1997) (registered
                                                                     investment company ); formerly Vice
                                                                     Chairman of Continental Bank N.A. (retired
                                                                     1990); formerly Trustee, 231 Funds
                                                                     (February 1993 to August 1995).

Robert E. Greeley                      66        Director            Chairman, Page Mill Asset Management (a
Page Mill Asset Management                                           private investment company) (since 1987);
433 California Street                                                Manager, Morgan Grenfell Small Cap Fund
Suite 900                                                            (since 1986); Trustee, Master Investment
San Francisco, CA 94104                                              Trust Series I (registered investment
                                                                     company) (since 1993), former Trustee,
                                                                     Master Investment Trust, Series II
                                                                     (registered investment company) (1993-
                                                                     1997), Trustee, Time Horizon Funds
                                                                     (registered investment company) (since
                                                                     1995); Trustee and President, Pacific
                                                                     Innovations Trust (since 1996)
                                                                     (registered investment

                                                 Position with
Name and Address                       Age       Company             Principal Occupations
----------------                       ---       -------             ---------------------
                                                                     company); formerly Director, Bunker Hill
                                                                     Income Securities, Inc. (from 1989 to
                                                                     1994); Trustee, SunAmerica Fund Group
                                                                     (previously Equitec Siebel Fund Group)
                                                                     (registered investment companies) (from
                                                                     1984 to 1992); formerly Director,
                                                                     Manager, Corporate Investments, Hewlett
                                                                     Packard Company (from 1979 to 1991).

Thomas M. Collins;                     63        Director            Of counsel, law firm of McDermott &
225 S. Lake Avenue                                                   Trayner; Partner of the law firm of
Suite 410                                                            Musick, Peeler &Garrett (until April,
Pasadena, CA 91101-3005                                              1993); Chairman of the Board and Trustee,
                                                                     Master Investment Trust, Series I
                                                                     (registered investment company) (since
                                                                     1993); President and Chairman of the
                                                                     Board of Pacific Horizon Funds, Inc.
                                                                     (1982 to August 31, 1995); Member, Fund
                                                                     Directions Advisory Board (since July
                                                                     1993); former Chairman of the Board and
                                                                     Trustee, Master Investment Trust, Series
                                                                     II (registered investment company) 1993
                                                                     to April 1997; former Director, Bunker
                                                                     Hill Income Securities, Inc. (registered
                                                                     investment company) through 1991.

Douglas B. Fletcher                    73        Vice Chairman of    Chairman of the Board and Chief Executive
Fletcher Capital Advisors                        the Board           Officer, Fletcher Capital Advisors,
Incorporated                                                         Incorporated, (registered investment
4 Upper Newport Plaza                                                advisor) 1991 to date; Director, FCA
Suite 100,                                                           Securities, Inc. (registered
Newport Beach, CA 92660-2629                                         broker/dealer) 1996 to date; Partner,
                                                                     Newport Partners (private venture
                                                                     capital firm), 1981 to date; Chairman of
                                                                     the Board and Chief Executive Officer,
                                                                     First Pacific Advisors, Inc. (registered
                                                                     investment adviser) and seven

                                                 Position with
Name and Address                       Age       Company             Principal Occupations
----------------                       ---       -------             ---------------------
                                                                     investment companies under its
                                                                     management, prior to 1983; former Allied
                                                                     Member, New York Stock Exchange;
                                                                     Chairman of the Board of FPA Paramount
                                                                     Fund, Inc. through 1984; Chairman, TIS
                                                                     Mortgage Investment Company (real estate
                                                                     investment trust) (since 1988); Trustee
                                                                     and a former Vice Chairman of the Board,
                                                                     Claremont McKenna College; Chartered
                                                                     Financial Analyst.

Cornelius J. Pings*                    69        Chairman of the     President, Association of American
480 S. Orange Grove Blvd.                        Board and           Universities, (February 1993 to June 1998);
#6                                               President           Provost (from 1982 to January 1993) and
Pasadena, CA 91105                                                   Senior Vice President for Academic Affairs
                                                                     (from 1981 to January 1993), University of
                                                                     Southern California; Trustee, Master
                                                                     Investment Trust, Series I (since 1995);
                                                                     former Trustee, Master Investment Trust,
                                                                     Series II (from 1995 to 1997); Director,
                                                                     Farmers Group, Inc. (insurance company)
                                                                     (since 1991).

Stephen M. Wynne                       41        Vice President      Executive Vice President and Chief
Executive Vice President,                                            Accounting Officer (since 1993) and Senior
PFPC Inc.                                                            Vice President and Chief Accounting
400 Bellevue Parkway                                                 Officer (1991 to 1993), PFPC Inc.;
Wilmington, DE  19809                                                Executive Vice President, PFPC
                                                                     International (since 1995); Vice President
                                                                     and Chief Accounting Officer, PNC
                                                                     Institutional Management Corp. (since 1987).

----------
* Dr. Pings is an "interested director" of the Company as defined in the 1940 Act.

                                                 Position with
Name and Address                       Age       Company             Principal Occupations
----------------                       ---       -------             ---------------------
Jay F. Nusblatt                        36        Treasurer           Vice President and Director of Fund
Vice President, PFPC Inc.                                            Accounting and Administration, PFPC Inc.
103 Bellevue Parkway                                                 (since 1993); formerly Assistant Vice
Wilmington, DE  19809                                                President, Fund/Plan Services, Inc. (1989 to 1993).

W. Bruce McConnel, III                 54        Secretary           Partner of the law firm of Drinker
1345 Chestnut Street                                                 Biddle & Reath LLP.
Philadelphia National Bank Building,
Suite 1100
Philadelphia, PA 19107

Gary M. Gardner                        46        Assistant           Chief Counsel-Mutual Funds, PNC Bank
Chief Counsel-Mutual Funds,                      Secretary           (since 1994); Associate General Counsel,
PNC Bank                                                             The Boston Company, Inc. (1992 to 1994);
1600 Market Street,                                                  General Counsel, SunAmerica Asset
28th Fl.                                                             Management Inc. (1986 to 1992).
Philadelphia, PA  19103.

J. Robert Dugan                        32        Assistant           Counsel-Mutual Funds, PNC Bank (since
Counsel-Mutual Funds,                            Secretary           1993); Associate, Drinker Biddle & Reath
PNC Bank                                                             LLP (1990 to 1993).
1600 Market Street
28th Fl.
Philadelphia, PA  19103

----------
*        "Interested Person" as defined in the Investment Company Act of 1940.
Mr. Pings is an "interested" person solely by reason of his position as President of the Company.

                  The Board has an audit committee, contract review committee, nominating committee and a valuation committee. The audit committee is responsible for reviewing the results of the audit of the Company by its independent public accountant. The contract review committee is responsible for reviewing the performance of the Company's service providers in connection with the renewal of the Company's service contracts. The nominating committee is responsible for reviewing the credentials of proposed nominees for the Company's Board and for selecting and nominating those directors who are not "interested persons" (as defined in the 1940 Act) of the Company. The valuation committee is responsible for handling issues arising out of the pricing of securities.

                  Each director is entitled to receive an annual fee of $60,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the Chairman of the Board receives an additional $40,000 per annum; each member of a Committee of the Board is entitled to receive

$1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. Each Director is also reimbursed for out-of-pocket expenses incurred as a Director. The Funds, and each other fund of the Company, pays its proportionate share of these amounts based on relative net asset values.

                  For the fiscal year ended February 28, 1998, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $393,644. Of that amount, $3,358, $3,250, $1,131, $5,020,
$999, $12,968, $11,226, $5,207, $317, $374 and $6,138 of directors' compensation were allocated to the Aggressive Growth, California Municipal Bond, U.S. Government Securities, Capital Income, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income, Short-Term Government, International Equity and National Municipal Bond Funds, respectively. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.

                  Under the retirement plan approved by the Board of Directors, including a majority of its Directors who are not "interested persons" of the Company, a Director in office for the entire period from February 28, 1994 to March 18, 1998 who dies or resigns is entitled to receive ten annual payments each equal to the greater of (i) the "Applicable Percentage" set forth below of the annual Director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) the Applicable Percentage of the annual Director's retainer then in effect for Directors of the Company during the year of such payment:

            Years of Service
         after February 28, 1994            Applicable Percentage*
         -----------------------            ----------------------
         Fewer than 5                                   0**
         5 but fewer than 6                            50
         6 but fewer than 7                            60
         7 but fewer than 8                            70
         8 but fewer than 9                            80
         9 but fewer than 10                           90
         10 or more                                   100

----------
* For service that includes a fractional year, a Director's years of service is rounded to the nearest quarter of a year of service, and the Director's Applicable Percentage is rounded to the nearest 0.25%.

** A Director who either resigns in good standing or dies before completing five years of service as a director is assigned an Applicable Percentage of 50 percent.

                  Such Director is also entitled to receive an additional retirement benefit following his death or resignation equal to an additional percentage of the annual Director's retainer described above in this paragraph. The additional percentage equals one-half of the difference between 100 percent and the Director's Applicable Percentage. The Director's additional retirement benefit is paid at the same time and in the same manner as the regular retirement benefit. The amount payable each year to a Director who dies or resigns is increased by $1,000 for each year of service that the Director served as Chairman of the Board since the Company's inception in 1982. The retirement benefit in which a Director has become vested may not be reduced by later Board action.

                  In lieu of receiving ten annual payments, a Director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits to be paid by the Company within 45 days of the death or resignation of the Director. The present value of such benefits shall be calculated (i) based on the retainer that was payable by the Company during the year of the Director's death or resignation (and not on any retainer payable to Directors thereafter), and (ii) using the interest rate in effect as of the date of the Director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans.

                  The obligation of the Company to pay benefits to a former Director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a Director (or former Director) other than by will, by the laws of descent and distribution, or by the Director's written designation of a beneficiary.

TRUSTEES AND OFFICERS OF MASTER INVESTMENT TRUST, SERIES I

                  The trustees and officers of Master Trust, their addresses, age, and principal occupations during the past five years are:

                                                 Position with
Name and Address                       Age       Company                 Principal Occupations
----------------                       ---       -------                 ---------------------
Thomas M. Collins;                     63        Chairman of the         See "Directors and Officers of the
225 S. Lake Avenue                               Board                   Company."
Suite 410
Pasadena, CA 91101-3005

Michael Austin                         62        Trustee of Master       Chartered Accountant; Trustee, Master
Victory House, Nelson Quay                       Trust                   Investment Trust, Series II (1993 to
Governor's Harbour                                                       February 1997); Retired Partner, KPMG Peat
Grand Cayman                                                             Marwick LLP.
Cayman Islands
British West Indies

                                                 Position with
Name and Address                       Age       Company                 Principal Occupations
----------------                       ---       -------                 ---------------------
Robert E. Greeley                      66        Trustee of Master       See "Directors and Officers of the
Page Mill Asset Management                       Trust                   Company."
433 California Street
Suite 900
San Francisco, CA 94104

Cornelius J. Pings*                    69        Trustee of Master       See "Directors and Officers of the
Association of American                          Trust                   Company."
Universities
1200 New York Avenue, NW
Suite 550
Washington, DC 20005

Monroe Haegele                         53        President of            CEO of Provident Distributors, Inc. (since
Provident Distributors, Inc.                     Master Trust            1993); formerly Vice Chairman of PNC
Four Falls Corporate Center                                              Institutional Management Corp. (PIMC)
6th floor                                                                (1990 to 1992);formerly Partner in The Hay
West Conshohocken, PA 19428                                              Group (1981 to 1986); formerly Senior Vice
                                                                         President at First Pennsylvania Company
                                                                         (1978 to

----------
* Dr. Pings is an "interested director" of the Company as defined in the 1940 Act.

                                                 Position with
Name and Address                       Age       Company                 Principal Occupations
----------------                       ---       -------                 ---------------------
                                                                         1981); formerly Vice President at
                                                                         Chase Manhattan Bank (1974 to 1978).

Stephen M. Wynne                       42        Vice President of       See "Directors and Officers of the
Executive Vice President,                        Master Trust            Company."
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE  19809

J. Fergus McKeon                       38        Treasurer of            General Manager, PFPC International (since
80 Harcourt Street                               Master Trust            1993); formerly Chief Accountant, SBC-ISL
Dublin, Ireland                                                          (1990-1993).

Jay F. Nusblatt                        36        Assistant               See "Directors and Officers of the
Vice President, PFPC Inc.                        Treasurer of            Company."
103 Bellevue Parkway                             Master Trust
Wilmington, DE  19809

Robert Kelly                           29        Assistant               Accounting Manager, PFPC International
80 Harcourt Street                               Treasurer of            (since 1996); Accountant, Oppenheimer
Dublin, Ireland                                  Master Trust            Funds Inc. (1992 to 1996).

W. Bruce McConnel, III                 55        Secretary of            See "Directors and Officers of the
1345 Chestnut Street                             Master Trust            Company."
Philadelphia National Bank Building,
Suite 1100
Philadelphia, PA 19107

Gary M. Gardner                        46        Assistant               See "Directors and Officers of the
Chief Counsel-Mutual Funds,                      Secretary of            Company."
PNC Bank                                         Master Trust
1600 Market Street,
28th Fl.
Philadelphia, PA  19103.

J. Robert Dugan                        32        Assistant               See "Directors and Officers of the
Counsel-Mutual Funds,                            Secretary of            Company."
PNC Bank                                         Master Trust
1600 Market Street
28th Fl.

                                                 Position with
Name and Address                       Age       Company                 Principal Occupations
----------------                       ---       -------                 ---------------------
Philadelphia, PA  19103

----------

         Each trustee receives an aggregate annual fee of $2,000 ($7,000 in the case of any trustee who is not also a Director or Trustee of a feeder fund of one of the portfolios of Master Trust) plus $500 per day for each travel day and each day of a Board or committee meeting attended ($1,000 in the case of any trustee who is not also a Director or Trustee of a feeder fund of one of the portfolios of Master Trust), for his services as trustee of each of Master Trust. Each trustee is also reimbursed for out-of-pocket expenses incurred as a trustee. For its fiscal year ended February 28, 1998, Master Trust paid or accrued for the account of its trustees as a group for services in all capacities a total of $72,180; of that amount, $5,177, $19,305, and $48,198 were allocated to the Master Portfolios corresponding to the Asset Allocation, Intermediate Bond and Blue Chip Funds, respectively (prior to June 23, 1997 the Asset Allocation Fund operated as part of a master-feeder structure and invested all of its respective assets in the Asset Allocation Master
Portfolio). The trustee's fees and reimbursements are allocated among all of Master Trust's portfolios based on their relative net asset values. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Master Trust.

                  The following table sets forth (i) the aggregate compensation paid by the Company for the fiscal year ended February 28, 1998 to the Directors and (ii) the aggregate compensation paid to such Directors for services on the Company's Board and that of all other funds in the "Fund Complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

====================================================================================================================================
NAME OF PERSON/ POSITION           AGGREGATE                PENSION OR                ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                                   COMPENSATION FROM        RETIREMENT BENEFITS       BENEFITS UPON          REGISTRANT AND FUND
                                   THE COMPANY              ACCRUED AS PART OF        RETIREMENT             COMPLEX(2) PAID TO
                                                            FUND EXPENSES(1)                                      DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward S. Bottum (3)               Not Applicable           Not Applicable            Not Applicable               $29,125

------------------------------------------------------------------------------------------------------------------------------------
William P. Carmichael (3)          Not Applicable           Not Applicable            Not Applicable               $27,625

------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins(4)                      $46,750                  $16,199                   $50,500               $53,500
Director
------------------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher                       $36,750                  $23,195                   $37,500               $36,750
Vice Chairman of the Board
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Greeley(5)                      $36,750                  $16,220                   $37,500               $72,750
Director
------------------------------------------------------------------------------------------------------------------------------------
Kermit O. Hanson                          $35,750                  $28,422                   $   *  (6)            $40,250
Director
------------------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings(4)                     $69,250                  $26,984                   $40,500               $81,892
President and Chairman of
the Board
====================================================================================================================================

----------

(1) For the fiscal year ended February 28, 1998, the Company accrued on the part of all of the directors an aggregate of $284,393 in retirement benefits.

(2) The "Fund Complex" consists of the Company, Master Trust, Time Horizon Funds, Pacific Innovations Trust and Seafirst Retirement Funds (which were merged into the Company on June 23, 1997). Fees from the Time Horizon Funds are for the period from March 1, 1997 to February 28, 1998.

(3) Messrs. Bottum and Carmichael currently serve as Trustees of the Pacific Innovations Trust and Time Horizon Funds.

(4)      Mr. Collins and Dr. Pings also serve as Trustee for Master Trust.

(5) Mr. Greeley currently also serves as Trustee for the Time Horizon Funds, Pacific Innovations Trust and Master Trust.

(6)      Mr. Hanson served as Director until July 20, 1998. On July 20, 1998:
Mr. Hanson was entitled to retirement benefits of $170,995 (0.002%), $53,533 (0.002%), $7,516 (0.002%), $8,456 (0.002%), $12,527 (0.002%), $25,054 (0.002%),
$1,253 (0.002%), $626 (0.002%), $1,253 (0.002%), $626 (0.002%), $313 (0.002%),
$3,758 (0.002%), $1,253 (0.002%), $626 (0.002%), $1,253 (0.002%), $626 (0.002%),
$313 (0.002%), $3,758 (0.002%), $6,890 (0.002%), $4,384 (0.002%), $3,758
(0.002%), $11,588 (0.002%) and $626 (0.001%) from the Prime, Treasury, Treasury
Only, Government, Tax-Exempt Money, California Tax-Exempt Money Market, Intermediate Bond, Corporate Bond, U.S. Government Securities, Short-Term Government, National Municipal Bond, California Tax- Exempt Bond, Capital Income, Asset Allocation, Aggressive Growth, Blue Chip and International Equity Funds, respectively. Bank of America has agreed to reimburse the Company $100,136 in the aggregate relating to these benefits.

INVESTMENT ADVISER

                  Bank of America serves as investment adviser to each Fund of the Company. Bank of America was the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to the Company since the commencement of its operations. As described in the Prospectuses, the Feeder Funds have not retained the services of an investment adviser because they seek to achieve their investment objectives by investing all their assets in their corresponding Master Portfolio. In the Investment Advisory Agreements with the Company and Master Trust, Bank of America has agreed to provide investment advisory services as described in each Prospectus. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds. In rendering its advisory services, Bank of America may utilize officers from one or more of the departments of Bank of America which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly owned subsidiaries and other affiliates of Bank of America or its subsidiaries and other affiliates of Bank of America or its parent corporation. In addition, the agreement provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation; provided such employees are under the management of Bank of America.

                  On April 13, 1998, BankAmerica Corporation ("BankAmerica") and NationsBank Corporation ("NationsBank") announced a definitive agreement to merge and form a new holding company to be named BankAmerica Corporation (the "Merger"). The Merger is anticipated to close by the end of 1998, however, it is subject to a number of approvals including shareholder and regulatory approvals.

                  For the services provided and expenses assumed pursuant to the investment advisory agreement, the Company has agreed to pay Bank of America fees, accrued daily and payable monthly, at the annual rates of .25% of the average daily net assets of the Short-Term Government Fund; .30% of the net assets of the Intermediate Bond Master Portfolio and California Municipal Bond Fund; .35% of the net assets of each of the National Municipal Bond Fund and U.S. Government Securities Fund; .40% of the net assets of the Asset Allocation Fund; .45% of the net assets of each of the Capital Income Fund and Flexible Income Fund; .50% of the net assets of the Blue Chip Master Portfolio; .60% of the net assets of the Aggressive Growth Fund; and .75% of the net assets of the International Equity Fund for the services provided and expenses assumed pursuant to the particular Investment Advisory Agreement. From time to time, Bank of America may voluntarily waive fees or reimburse a particular Fund for expenses. Prior to June 3, 1997, Bank of America was entitled to receive an investment advisory fee at the annual rate of 0.45%, 0.75% and 0.55% of the respective average daily net assets of the Intermediate Bond, Blue Chip and Asset Allocation Master Portfolios. Prior to October 28, 1997, Bank of America was entitled to receive an investment advisory fee at the annual rate of 0.40% of the daily net assets of the California Municipal Bond Fund.

                  For the fiscal years indicated, the following advisory fees (net of waivers) were paid or payable to Bank of America by the Aggressive Growth, California Municipal Bond, Capital Income, U.S. Government Securities Funds, International Equity Fund and Short-Term Government Fund as follows:

                                                ---------------------------------------------------------------------
                                                 Year ended                  Year ended                  Year Ended
                                                February 28,                February 28,                February 29,
                                                    1998                        1997                        1996
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                           $1,239,141                  $1,239,652                  $  935,275

---------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                   $  828,272                  $  857,206                  $  584,994

---------------------------------------------------------------------------------------------------------------------
Capital Income Fund                              $1,637,658                  $1,220,622                  $  992,349

---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                  $  257,392                  $  283,471                  $  269,498

---------------------------------------------------------------------------------------------------------------------
International Equity Fund                        $  232,581                  $   48,128(1)                      N/A

---------------------------------------------------------------------------------------------------------------------
Short-Term Government Fund                       $   64,249                  $   12,022(2)                      N/A

---------------------------------------------------------------------------------------------------------------------

(1) Period from September 1, 1996 to February 28, 1997. For the period from May 13, 1996 (inception date) to August 31, 1996, the International Equity Master Portfolio paid $0 in advisory fees (net of waivers) to Bank of America.

(2)      Period from August 2, 1996 (inception date) to February 28, 1997.

                  For the fiscal years indicated, Bank of America waived advisory fees with respect to the Aggressive Growth, California Municipal Bond, Capital Income, U.S. Government Securities, International Equity and Short-Term Government Funds as follows:

                                                 -------------------------------------------------------------------
                                                  Year ended                 Year ended                  Year ended
                                                 February 28,               February 28,                February 29,
                                                     1998                       1997                        1996
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                             $      0                   $      0                    $      0

--------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                     $194,717                   $244,720                    $234,006

--------------------------------------------------------------------------------------------------------------------
Capital Income Fund                                $      0                   $      0                    $      0

--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                    $211,393                   $134,763                    $ 41,779

--------------------------------------------------------------------------------------------------------------------
International Equity Fund                          $232,580                   $ 56,931(1)                      N/A(1)

--------------------------------------------------------------------------------------------------------------------
Short-Term Government Fund                         $ 64,249                   $ 12,022(2)                      N/A

--------------------------------------------------------------------------------------------------------------------

(1) Period from September 1, 1996 to February 28, 1997. For the period from May 13, 1996 (inception date) to August 31, 1996, Bank of America waived advisory fees of $8,262 with respect to the International Equity Master Portfolio.

(2)      Period from August 2, 1996 (inception date) to February 28, 1997.

                  Except as noted below, for the fiscal years indicated Bank of America waived its entire advisory fee with respect to the Intermediate Bond Master Portfolio, Blue Chip Master Portfolio, Asset Allocation Fund (Asset Allocation Master Portfolio for periods prior to June 23, 1997) and National Municipal Bond Fund (Municipal Master Portfolio for periods prior to July 1,
1996) as follows:

                                        -------------------------------------------------------------------
                                          Year ended              Year ended                 Year ended
                                         February 28,            February 28,               February 29,
                                             1998                    1997                       1996
-----------------------------------------------------------------------------------------------------------
Intermediate Bond Master                $  466,254(1)           $  428,287(2)                $  296,136
Portfolio
-----------------------------------------------------------------------------------------------------------
Blue Chip Master Portfolio              $3,362,041(1)           $2,701,648(2)                $1,574,388(3)

-----------------------------------------------------------------------------------------------------------
Asset Allocation Fund                   $  650,191(1)           $1,046,406(2)                $  913,660(3)

-----------------------------------------------------------------------------------------------------------
National Municipal Bond Fund(4)         $   48,653(1)           $   34,135(2)                $   24,739
-----------------------------------------------------------------------------------------------------------

(1) For the fiscal year ended February 28, 1998, Bank of America waived $248,915, $262,519 and $48,653 in advisory fees with respect to the Intermediate Bond Master Portfolio, Blue Chip Master Portfolio and National Municipal Bond Fund, respectively. Prior to June 23, 1997, the Asset Allocation Fund invested all of its assets in the Asset Allocation Master Portfolio. On June 23, 1997, the Asset Allocation Fund withdrew its assets from the Asset Allocation Master Portfolio and invested them directly in investment securities. For the period from March 1, 1997 to June 23, 1997 the Asset Allocation Master Portfolio paid advisory fees of $58,038 and Bank of America waived advisory fees of $302,575.

(2) For the fiscal year ended February 28, 1997, Bank of America waived $256,439, $961,001, $735,797 and $0 in advisory fees with respect to the Intermediate Bond Master Portfolio, Blue Chip Master Portfolio, Asset Allocation Master Portfolio and National Municipal Bond Fund.

(3) For the fiscal year ended February 29, 1996, Bank of America waived $1,164,328 and $720,259, respectively, in advisory fees with respect to the Blue Chip Master Portfolio and Asset Allocation Master Portfolio.

(4) Prior to July 1, 1996, the National Municipal Bond Fund invested all of its assets in the Municipal Master Portfolio. On July 1, 1996, the National Municipal Bond Fund withdrew assets from the Municipal Master Portfolio and invested them directly in investment securities. For the period from March 1, 1996 to June 30, 1996 the Municipal Master Portfolio paid advisory fees of $0 and Bank of America waived advisory fees of $14,997.

                  Additionally, for the fiscal years indicated, Bank of America and/or BISYS assumed certain operating expenses of the Intermediate Bond Fund, Blue Chip Fund, Asset Allocation Fund, Municipal Master Portfolio, National Municipal Bond Fund, U.S. Government Securities Fund, Flexible Income Fund, International Equity Fund, and Short-Term Government Fund as follows:


                                             ----------------------------------------------------------------
                                               Year ended              Year ended               Year ended
                                              February 28,            February 28,             February 29,
                                                  1998                    1997                     1996
-------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                         $      0                 $146,716                 $      0

-------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                 $      0                 $      0                 $      0

-------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                          $      0                 $ 31,598                 $      0

-------------------------------------------------------------------------------------------------------------
Municipal Master Portfolio                          N/A                 $      0(1)              $      0

-------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund                   $      0                 $      0                 $      0

-------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                $ 41,459                 $ 93,097                 $      0

-------------------------------------------------------------------------------------------------------------
Flexible Income Fund                           $  2,889                 $      0                 $      0

-------------------------------------------------------------------------------------------------------------
International Equity Fund                      $ 54,966                 $132,666(2)                   N/A

-------------------------------------------------------------------------------------------------------------
Short-Term Government Fund                     $ 52,181                 $114,415(3)                   N/A
-------------------------------------------------------------------------------------------------------------

(1) Prior to July 1, 1996, the National Municipal Bond Fund invested all of its assets in the Municipal Master Portfolio. On July 1, 1996, the National Municipal Bond Fund withdrew assets from the Municipal Master Portfolio and invested them directly in investment securities. Assumed operating expenses are for the period March 1, 1996 to June 30, 1996.

(2) Period from September 1, 1996 to February 28, 1997. For the period from May 13, 1996 (inception date) to August 31, 1996, Bank of America assumed operating expenses of $41,154 with respect to the International Equity Master Portfolio.

(3)      Period from August 2, 1996 (inception date) to February 28, 1997.

                  For the periods indicated, Bank of America waived its entire advisory fee with respect to the Flexible Income Fund (formerly, Corporate Bond
Fund) (and Corporate Bond Master Portfolio for the period prior to September 1,
1996) as follows:

                            -----------------------------------------------------------------------
                              Year ended                  Year ended                  Year ended
                             February 28,                February 28,                February 29,
                                 1998                        1997                        1996
---------------------------------------------------------------------------------------------------
Flexible Income                $164,104(2)                 $70,991(1)                  $144,324
Fund
---------------------------------------------------------------------------------------------------

(1) Prior to September 1, 1996, the Flexible Income Fund (formerly, Corporate Bond Fund) invested all of its assets in the Corporate Bond Master Portfolio. On September 1, 1996, the Flexible Income Fund withdrew assets from the Corporate Bond Master Portfolio and invested them directly in investment securities. Fees waived are for the period from September 1, 1996 to February 28, 1997. For the same period Bank of America waived $129,971 in advisory fees with respect to the Flexible Income Fund. For the period from March 1, 1996 to August 31, 1996 the Corporate Bond Master Portfolio paid advisory fees of $0 and Bank of America waived $69,539 in advisory fees with respect to the Corporate Bond Master Portfolio.

(2) For the fiscal year ended February 28, 1998, Bank of America waived $164,104 in advisory fees with respect to the Flexible Income Fund.

                  The Investment Advisory Agreements between Bank of America and the Company will be in effect until October 31, 1999, and will continue in effect with respect to a particular Fund or Master Portfolio from year to year thereafter only so long as such continuation is approved at least annually by
(i) the Board of Trustees/Directors of the particular Company or the vote of a "majority," as defined in the 1940 Act, of the outstanding voting securities of such particular Master Portfolio or Fund, and (ii) a majority of those trustees/directors of the particular Company who are not "interested persons," as defined in the 1940 Act, of any party to the particular Investment Advisory Agreement, acting in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Investment Advisory Agreement is terminable with respect to a particular Master Portfolio or Fund at any time without penalty upon 60 days' written notice by the Board of Trustees/Directors of the Company, by vote of the holders of a majority of a Master Portfolio's or Fund's outstanding voting securities, or by Bank of America.

                  See "Management - Administrator" for instances where the investment adviser is required to make expense reimbursements to the Funds.

                  The Investment Advisory Agreements provide that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of the Investment Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

SUB-ADVISER

                  Wellington Management, with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to the International Equity Fund. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. The Sub-Adviser's predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960.

                  Under the Sub-Advisory Agreement between Bank of America and Wellington Management, the Sub-Adviser, subject to the oversight and supervision of the Adviser and the Company's Board of Directors, provides a continuous investment program for the International Equity Fund, including investment research and management with respect to all securities and investments and cash equivalents in the International Equity Fund. The Sub-Adviser also determines from time to time what securities and other investments will be purchased, retained or sold by the International Equity Fund. The Sub-Advisory Agreement provides that Bank of America will pay Wellington Management a quarterly fee based on the average month-end net assets of the International Equity Fund, at the annual rate of 0.40% of the Fund's first $50 million of average month-end net assets, plus 0.30% of the next $100 million of the Fund's average month-end net assets, plus 0.25% of the next $350 million of the Fund's average month-end net assets, plus 0.20% of the Fund's average month-end net assets over $500 million.

         Pursuant to the sub-advisory agreement, the Sub-Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the sub-advisory agreement, except that the Sub-Adviser is liable to the Company and the Adviser for any loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or any loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the sub-advisory agreement.

         The sub-advisory agreement between Bank of America and Wellington Management will be in effect until October 31, 1999 and continue in effect for successive annual periods ending on October 31, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the sub-advisory agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the International Equity Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Adviser or by the Company (in the case of the Company, by vote of the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the International Equity Fund) on sixty days' written notice to the Sub-Adviser, or by the Sub- Adviser, on sixty days' written notice to the Company, provided that in each such case, notice is given simultaneously to the Adviser. In addition, in the event of the termination of the Investment Advisory Agreement with respect to the International Equity Fund for any reason (whether by the Company, by the Adviser or by operation of law) the sub-advisory agreement terminates upon the effective date of such termination of the Investment Advisory Agreement.

                  For the fiscal year ended February 28, 1998, Wellington Management earned advisory fees of $32,702 and Wellington Management waived advisory fees of $76,305. For the period January 1, 1997 to February 28, 1997, Wellington Management earned advisory fees of $2,924 and Wellington Management waived advisory fees of $6,823.

THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION

                  The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding

Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

                  Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Portfolios contemplated by the particular Investment Advisory Agreement, the Prospectuses, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a national bank may perform services comparable to those performed by Bank of America and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Portfolios or from continuing to purchase Fund shares for the accounts of its customers. (For a discussion of the Glass Steagall Act in connection with the Company's Shareholder Service Plan, see "Plan Payments" in the Funds' Prospectuses.)

                  On the other hand, as described herein, the Funds are currently distributed by PDI. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Companies expect that Bank of America would consider the possibility of offering to perform some or all of the services now provided by PDI. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Companies expect that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by PDI. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by a particular Company's Board of Directors/Trustees.

ADMINISTRATOR

                  Bank of America (the "Administrator") serves as administrator of the Funds. For the period from March 1, 1997 through September 15, 1997, the BISYS Group, Inc., through its wholly-owned subsidiary BISYS Fund Services L.P. (collectively, "BISYS"), served as administrator to the Fund. For the period September 15, 1997 through February 28, 1998, Bank of America served as the Funds' administrator. PFPC International Ltd. serves as administrator and accounting services agent of the Intermediate Bond and Blue Chip Master Portfolios. Bank of America and PFPC International Ltd. are each referred to as an "Administrator" and collectively referred to as the "Administrators." Prior to November 1, 1996, Concord Holding Corporation, an indirect, wholly-owned subsidiary of BISYS served as the Funds' and Master Portfolios' administrator ("Concord Holding").

                  Bank of America provides administrative services to the Funds as described in the Funds' Prospectuses pursuant to an Administration Agreement with the Company. Unless sooner terminated, the Administration Agreement continues in effect until October 31, 1999 and thereafter will be extended with respect to each Fund for successive periods of one year, provided that each such extension is specifically approved at least annually by (a) vote of a majority of those members of the Company's Board of Directors who are not parties to the administration agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a "majority of the outstanding voting securities" of such Fund. The agreement is terminable at any time without cause and without payment of any penalty by vote of a majority of the Company's Board of Directors or by vote of a majority of the outstanding voting securities of any Fund upon 60 days' written notice to the Administrator, or by the Administrator at any time, without payment of any penalty upon 90 days' written notice to the Company. The agreement will immediately terminate in the event of its "assignment."

                  The Company has agreed to pay the Administrator fees for its services as administrator of the Funds, computed daily and payable monthly, at the annual rates of .15% of the average daily net assets of the Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund; .20% of the average daily net assets of the U.S. Government Securities, National Municipal Bond Fund, Short-Term Government, Capital Income, Flexible Income, International Equity and California Municipal Bond Funds; and .30% of the average daily net assets of the Aggressive Growth Fund. Master Trust I has agreed to pay PFPC International Ltd. fees for its services as administrator of the Master Portfolios, computed daily and payable monthly, at the annual rates of .05% of the average daily net assets of the Intermediate Bond Master Portfolio and Blue Chip Master Portfolio. The fees payable to the Administrators are not subject to reduction as the value of each Fund's and Master Portfolio's net assets increase. From time to time, Bank of America may voluntarily waive fees or reimburse a Fund or Master Portfolio for expenses. Prior to October 28, 1997, BISYS, Concord Holding or Bank of America was entitled to receive an administration fee payable at the annual rate of 0.30% of the California Municipal Bond Fund's average daily net assets. Prior to July 1, 1996, September 1, 1996, September 1, 1996 and June 23, 1997, the following Funds and Master Portfolios paid administration fees at the following annual rates: 0.15% of the National Municipal Bond Fund's and 0.05% of the Municipal Master Portfolio's average daily net assets, 0.15% of the Flexible Income Fund's and 0.05% of the Corporate Bond Master Portfolio's average daily net assets, 0.15% of the International Equity Fund's and 0.05% of the International Equity Master Portfolio's average daily net assets and 0.15% of the Asset Allocation Fund's and 0.05% of the Asset Allocation Master Portfolio's average daily net assets.


                  For the fiscal years indicated, the following administration fees (net of waivers) were paid or payable to, Bank of America, BISYS or Concord Holding by the Aggressive Growth Fund, California Municipal Bond Fund, Capital Income Fund, U.S. Government Securities Fund, Short-Term Government Fund, International Equity Fund and International Equity Master Portfolio as follows:

                                        ----------------------------------------------------------
                                         Year ended             Year ended             Year ended
                                        February 28,           February 28,           February 29,
                                            1998                   1997                   1996
--------------------------------------------------------------------------------------------------
Aggressive Growth Fund                  $619,570(1)              $619,826               $467,638

--------------------------------------------------------------------------------------------------
California Municipal Bond Fund          $608,975(1)              $642,905               $438,745

--------------------------------------------------------------------------------------------------
Capital Income Fund                     $727,852(1)              $542,500               $441,044

--------------------------------------------------------------------------------------------------
U.S. Government Securities Fund         $147,083(1)              $162,212               $153,997

--------------------------------------------------------------------------------------------------
Short-Term Government Fund              $ 61,399(1)              $      0(2)                 N/A

--------------------------------------------------------------------------------------------------
International Equity Fund               $ 62,021(1)              $      0(3)                 N/A

--------------------------------------------------------------------------------------------------
International Equity Master                  N/A                 $      0(4)                 N/A
Portfolio
--------------------------------------------------------------------------------------------------

(1)      $294,171, $206,346, $355,132, $17,219, $0 and $0 was paid to Bank of
America and $325,399, $256,592, $322,702, $13,303, $0 and $0 was paid to BISYS with respect to the Aggressive Growth Fund, California Municipal Bond Fund, Capital Income Fund, U.S. Government Securities Fund, Short-Term Government Fund, International Equity Fund and International Equity Portfolio.

(2)      Period from August 2, 1996 (inception date of fund) to February 28,
1997.

(3)      Period from May 13, 1996 (inception date of fund) to February 28, 1997.

(4) Prior to September 1, 1996, the International Equity Fund invested all of its assets in the International Equity Master Portfolio. On September 1, 1996, the International Equity Fund withdrew its assets from the International Equity Master Portfolio and invested directly in investment securities. For the period from May 13, 1996 (inception date) to August 31, 1996, the International Equity Master Portfolio paid administration fees (net of waivers) of $0 to Concord Holding and Concord Holding waived administration fees of $551 with respect to the International Equity Master Portfolio.

                  For the fiscal years indicated, Bank of America, BISYS or Concord Holding waived administration fees with respect to the California Municipal Bond, U.S. Government Securities, Short-Term Government and International Equity Funds as follows:

                                        ----------------------------------------------------------------------------------
                                               Year ended                       Year ended                  Year ended
                                               February 28,                     February 28,                February 29,
                                                  1998                             1997                        1996
--------------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund           $43,399 Bank of America                 $183,837                    $175,505
                                                  $102,638 BISYS
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          $49,555 Bank of America                 $ 77,220                    $ 23,875
                                                   $67,006 BISYS
--------------------------------------------------------------------------------------------------------------------------
Short-Term Government Fund               $27,820 Bank of America                 $  9,617(2)                      N/A
                                                   $23,579 BISYS
--------------------------------------------------------------------------------------------------------------------------
International Equity Fund                $33,933 Bank of America                 $ 15,032(3)                      N/A
                                                   $28,088 BISYS
--------------------------------------------------------------------------------------------------------------------------

(1) $0, $43,399, $0, $49,555, $27,820 and $33,933 was waived by Bank of America and $0, $102,638, $0, $67,006, $23,579 and $28,088 was waived by BISYS.
(2) Period from August 2, 1996 (inception date of fund) to February 28, 1997.
(3) Period from May 13, 1996 (inception date of fund) to February 28, 1997.

                  Additionally, for the fiscal years indicated, Bank of America, BISYS or Concord Holding reimbursed operating expenses of the Blue Chip Fund, Asset Allocation Fund, Intermediate Bond Fund, National Municipal Bond Fund, Municipal Master Portfolio, Flexible Income Fund, Corporate Bond Master Portfolio, and International Equity Fund as follows:

                                            ---------------------------------------------------------------------------
                                            Year ended February         Year ended February       Year ended February
                                                 28, 1998                    28, 1997                   29, 1996
------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                   $     0                    $    303                    $150,472

------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                            $     0                    $ 31,598                    $192,545

------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                           $     0                    $146,716                    $253,991

------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund                     $41,459                    $147,200                    $172,071

------------------------------------------------------------------------------------------------------------------
Municipal Master Portfolio(1)                        N/A                    $      0                    $169,773

------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                             $ 2,889                    $    297                    $      0

------------------------------------------------------------------------------------------------------------------
Corporate Bond Master                                N/A                    $      0                    $233,360
Portfolio(2)
------------------------------------------------------------------------------------------------------------------
International Equity Fund                        $54,966                    $132,666(6)                      N/A
------------------------------------------------------------------------------------------------------------------

----------
(1) Prior to July 1, 1996, the National Municipal Bond Fund invested all of its assets in the Municipal Master Portfolio. On July 1, 1996, the National Municipal Bond Fund withdrew its investment from the Municipal Master Portfolio and invested directly in investment securities. For the period March 1, 1996 to June 30, 1996 Concord Holding reimbursed operating expenses of $0 with respect to the Municipal Master Portfolio.

(2) Prior to September 1, 1996, the Flexible Income Fund invested all of its assets in the Corporate Bond Master Portfolio. On September 1, 1996, the Flexible Income Fund withdrew its investment from the Corporate Bond Master Portfolio and invested directly in investment securities. For the period March 1, 1996 to August 31, 1996, Concord Holding reimbursed operating expenses of $0 with respect to the Corporate Bond Master Portfolio.

(3)      Period from May 13, 1996 (inception date of fund) to February 28, 1997.

                  Except as noted below, for the fiscal years indicated Bank of America, PFPC International Ltd., BISYS or Concord Holding waived its entire administration fee with respect to the Intermediate Bond Fund and the Intermediate Bond Master Portfolio, the Blue Chip Fund and the Blue Chip Master Portfolio, the Asset Allocation Fund and the Asset Allocation Master Portfolio and National Municipal Bond Fund and the Municipal Master Portfolio as follows:

                                          ------------------------------------------------------------------------
                                            Year ended                  Year ended              Year ended February
                                           February 28,              February 28, 1997                29, 1996
                                               1998
------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                      $ 94,118(2)                 $ 24,165                     $  9,952

------------------------------------------------------------------------------------------------------------------
Intermediate Bond Master                    $ 69,900(3)                 $ 47,588(4)                  $ 30,769
Portfolio
------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                              $673,969(2)                 $ 153,571                    $ 44,971

------------------------------------------------------------------------------------------------------------------
Blue Chip Master Portfolio                  $296,792(3)                 $180,110(4)                  $104,889(5)

------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                       $258,691(2)                 $ 41,432                     $ 19,909

------------------------------------------------------------------------------------------------------------------
Asset Allocation Master                          N/A                    $ 94,685(4)                  $ 83,060(5)
Portfolio(1)
------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund                $ 27,802(2)                 $ 25,897(4)                  $ 10,543

------------------------------------------------------------------------------------------------------------------
Municipal Master Portfolio(1)                    N/A                    $      0                     $  3,534
------------------------------------------------------------------------------------------------------------------

----------
(1) Prior to June 23, 1997, and July 1, 1996, the Asset Allocation and National Municipal Bond Funds invested all of their respective assets in the Asset Allocation and Municipal Master Portfolios. On June 23, 1997 and July 1, 1996, the Asset Allocation and National Municipal Bond Funds withdrew their respective assets from the Asset Allocation and Municipal Master Portfolios and invested directly in investment securities. For the period from March 1, 1996 to June 30, 1996 the Municipal Master Portfolio paid administration fees of $0 and Concord Holding waived administration fees of $1,951 with respect to the Municipal Master Portfolio. For the period from March 1, 1997 to June 23, 1997, the Asset Allocation Master Portfolio paid administrative fees of $5,280 and Concord Holding waived administrative fees of $27,800 with respect to the Asset Allocation Master Portfolio.

(2) $4,035, $0; $0, and $12,714 was waived by Bank of America and $35,332 $73,397, $17,413, and $15,088 was waived by BISYS with respect to the Intermediate Bond, Blue Chip, Asset Allocation and National Municipal Bond Funds.

(3)      $1,324, $0, and $0 was waived by PFPC International Ltd. and
$16,513, $17,122, and $27,800 was waived by BISYS/Concord Holding with respect to the Intermediate Bond, Blue Chip and Asset Allocation Master Portfolio.

(4) For the fiscal year ended February 28, 1997, BISYS or Concord Holding waived $28,508, $64,005, $66,954 and $0 with respect to the Intermediate Bond Master Portfolio, Blue Chip Master Portfolio, Asset Allocation Master Portfolio and National Municipal Bond Fund, respectively.

(5) For the fiscal year ended February 29, 1996, Concord Holding waived $77,922 and $65,491, respectively in administration fees with respect to the Blue Chip Master Portfolio and Asset Allocation Master Portfolio.

                  For the periods indicated, Bank of America, BISYS or Concord Holding waived its entire administration fee with respect to the Flexible Income Fund and the Corporate Bond Master Portfolio as follows:

                                      ----------------------------------------------------------
                                        Year ended           Year ended           Year ended
                                       February 28,         February 28,         February 29,
                                           1998                 1997                 1996
------------------------------------------------------------------------------------------------
Flexible Income Fund                     72,940(2)            $54,670                $48,108

------------------------------------------------------------------------------------------------
Corporate Bond Master                       N/A               $     0                $16,036
Portfolio(1)
------------------------------------------------------------------------------------------------

(1) Prior to September 1, 1996, the Flexible Income Fund invested all of its assets on the Corporate Bond Master Portfolio. On September 1, 1996, the Flexible Income Fund withdrew its investment from the Corporate Bond Master Portfolio and invested them directly in portfolio securities. For the period from March 1, 1996 to August 31, 1996, the Corporate Bond Master Portfolio paid administration fees of $0 and Concord Holding waived administration fees of $7,727 with respect to the Corporate Bond Master Portfolio.

(2) $34,613 was waived by Bank of America and $38,327 was waived by BISYS with respect to the Flexible Income Fund.

                  During the course of the Company's fiscal year, Bank of America and other service providers may prospectively waive payment of fees and/or assume certain expenses of one or more of the Master Portfolios or Funds, as a result of competitive pressures and in order to preserve and protect the business and reputation of these entities. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

                  The Administrator will bear all expenses in connection with the performance of its services under the administration agreement with the exception of the fees charged by The Bank of New York (with respect to the National Municipal Bond Fund, California Municipal Bond Fund, U.S. Government Securities Fund, Capital Income Fund and Aggressive Growth Fund) and PFPC (with respect to the Flexible Income Fund, International Equity Fund, Short-Term Government Fund, Asset Allocation Fund, Intermediate Bond Fund and Blue Chip
Fund) for certain fund accounting services which are borne by the Funds. See "General Information--Custodian, Accounting Agent and Transfer Agent" below. Expenses borne by the Funds and Master Portfolios include taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or their subcontractors or any of their affiliates, SEC fees and state securities registration and qualification fees, advisory fees, fees payable to shareholder organizations, fees for special management services, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses or any supplement or amendment thereto, necessary for the continued effective registration of shares under the 1933 Act or state securities laws, costs of printing and distributing any prospectus, supplement or amendment thereto for existing shareholders, cost of shareholders' and interestholders' reports and corporate meetings and any extraordinary expenses. Certain shareholder servicing (and/or certain distribution fees with respect to the Non-Feeder Funds) in connection with Pacific Horizon's shares are also paid by Pacific Horizon. See "Distributor and Plan Payments."

                  The Company's Administration Agreement provides that Bank of America shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Funds in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties under the Administration Agreement. Under its Administration and Accounting Services Agreement with Master Trust, PFPC International Ltd. is obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PFPC International Ltd. shall be liable for any damages arising out of its failure to perform its duties under the administration and accounting services agreement to the extent such damages arise out of its willful misfeasance, bad faith, negligence or reckless disregard of its duties.

                  Bank of America may from time to time employ such person or persons as it may believe to be particularly fitted to assist in the performance of the Administration Agreement; provided, however, that the compensation of such person or persons shall be paid by Bank of America and Bank of America shall be as fully responsible to the Company for the acts and omissions of any subcontractor as it is for its own acts and omissions. The Bank of New York ("BONY") (with respect to the National Municipal Bond Fund, California Municipal Bond Fund, U.S. Government Securities Fund, Capital Income Fund and Aggressive Growth Fund) and PFPC (with respect to the Flexible Income Fund, International Equity Fund, Short-Term Government Fund, Asset Allocation Fund, Intermediate Bond Fund and Blue Chip Fund) provide the Funds with certain accounting services pursuant to separate fund accounting services agreements with the Administrator. Under the fund accounting services agreements, BONY and PFPC have agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Funds. The monthly fees charged by BONY and PFPC under the fund accounting services agreements are borne by the Funds.

                  Bank of America has also entered into an agreement with PFPC to provide certain sub-administration services to the Funds as described in the Prospectuses. The monthly fees charged by PFPC for these services under the sub-administration agreement are borne by Bank of America.

                  PFPC International Ltd. may assign its rights and delegate its duties under its Administration and Accounting Services Agreement to any wholly-owned direct or indirect subsidiary of PNC Bank, N.A. or PNC Bank Corp., provided, however that PFPC International Ltd. shall be as fully responsible to Master Trust for the acts and omissions of any delegate as PFPC International Ltd. is for its own acts and omissions.

DISTRIBUTOR AND PLAN PAYMENTS

                  Provident Distributors, Inc. ("PDI" or the "Distributor") acts as distributor of the shares of Pacific Horizon. Shares are sold on a continuous basis by the Distributor. Prior to September 15, 1997, Concord Financial Group, Inc. ("CFG"), a wholly owned subsidiary of BISYS, acted as distributor for the Funds.

                  The Distributor has agreed to use its best efforts to effect sales of shares of the Funds although it is not obliged to sell any certain number of shares. The distribution agreement became effective September 15, 1997 and, unless sooner terminated, shall continue in effect with respect to each Fund until October 31, 1999. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of Pacific Horizon's Board of Directors who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by Pacific Horizon's Board of Directors or by vote of a "majority of the outstanding voting securities" of the Funds as to which the distribution agreement is effective; provided, however, that the distribution agreement may be terminated by Pacific Horizon at any time, without the payment of any penalty, by vote of a majority of Pacific Horizon's entire Board of Directors or by a vote of a "majority of the outstanding voting securities" of such Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to Pacific Horizon. The agreement will automatically and immediately terminate in the event of its "assignment".

                  For the fiscal years ended February 28, 1998, February 28, 1997 and February 29, 1996, PDI or CFG received sales loads in connection with the purchase of A shares of the Aggressive Growth, California Municipal Bond, U.S. Government Securities, Capital Income, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond, Short-Term Government and International Equity Funds as follows:

                       Fiscal Year Ended February 28, 1998

                                     ------------------------------------------------------------------------------------
                                       Total Sales Load               Amount of Total Sales            Amount of Total
                                       Received By PDI or CFG         Load Retained By PDI           Sales Load Retained
                                                                      or CFG                          By Bank of America
                                                                                                      and its Affiliates
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                   $187,565                     $ 25,976(1)                   $152,093

-------------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund           $ 68,983                     $ 7,840(1)                    $ 56,751

-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          $ 20,622                     $ 2,003(1)                    $ 15,798

-------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                      $741,867                     $86,359(1)                    $563,216

-------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                   $  4,471                     $   505(1)                    $  3,950

-------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                           $802,108                     $91,344(1)                    $709,034

-------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                    $ 92,800                     $10,024(1)                    $ 80,281

-------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund             $ 17,666                     $ 1,970(1)                    $ 15,655

-------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                     $ 16,587                     $ 1,079(1)                    $  8,452

-------------------------------------------------------------------------------------------------------------------------
Short-Term Government Fund               $      0                     $     0                       $      0
-------------------------------------------------------------------------------------------------------------------------
International Equity Fund                $ 81,304                     $13,479(1)                    $ 58,733
=========================================================================================================================

(1)      $790, $667, $0, $12,083, $1, $1,798, $12, $28, $4, and $11 was retained by PDI and $25,186, $7,173, $2,003, $74,276, $504, $89,546, $10,012, $1,942,
$1,075, and $13,468 was retained by CFG from the Aggressive Growth, California Municipal Bond, U.S. Government Securities, Capital Income, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond, Flexible Income and International Equity Funds, respectively.

                       Fiscal Year Ended February 28, 1997

                                            ---------------------------------------------------------------------------------
                                             Total Sales Load           Amount of Total Sales          Amount of Total
                                              Received By CFG           Load Retained By CFG         Sales Load Retained
                                                                                                      By Affiliates of
                                                                                                       Bank of America
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                          $1,088,000(1)                   $120,955                   $  938,206

-----------------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                  $  591,000(1)                   $ 45,746                   $  542,086

-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                 $  179,000(1)                   $ 19,990                   $  161,482

-----------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                             $2,424,000(1)                   $268,543                   $2,094,439

-----------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                          $   92,000(1)                   $ 10,026                   $   82,259

-----------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                  $2,418,000(1)                   $268,770                   $2,128,530

-----------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                           $  421,000(1)                   $ 47,026                   $  373,436

-----------------------------------------------------------------------------------------------------------------------------
National Municipal                              $  203,000(1)                   $ 21,986                   $  180,834
 Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                            $  103,000(1)                   $ 11,522                   $   90,340

-----------------------------------------------------------------------------------------------------------------------------
Short-Term Government Fund2                     $        0(1)                   $      0                   $        0

-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund3                      $  115,000(1)                   $ 12,765                    $ 101,858

-----------------------------------------------------------------------------------------------------------------------------

                       Fiscal Year Ended February 29, 1996

                                             -------------------------------------------------------------------------
                                             Total Sales Load           Amount of Total Sales          Amount of Total
                                              Received By CFG           Load Retained By CFG         Sales Load Retained
                                                                                                      By Affiliates of
                                                                                                       Bank of America
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                          $  805,092(4)                   $118,403                  $  653,024

--------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                  $1,180,348(1)                   $131,821                  $1,048,152

--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                 $  571,074(1)                   $ 63,560                  $  505,941

--------------------------------------------------------------------------------------------------------------------
Capital Income Fund                             $1,746,063(1)                   $202,102                  $1,493,113

--------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                          $  460,801(1)                   $ 51,076                  $  408,407

--------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                  $2,138,130(1)                   $255,167                  $1,875,240

--------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                           $  642,818(1)                   $ 69,818                  $  569,332

--------------------------------------------------------------------------------------------------------------------
National Municipal                              $  370,172(1)                   $ 40,099                  $  325,350
 Bond Fund
--------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                            $  152,616                      $ 17,586                  $  133,287
--------------------------------------------------------------------------------------------------------------------

----------
1        Balance was paid to selling dealers.

2        Period from August 2, 1996 (inception date of fund) to February 28,
         1997.

3        Period from May 13, 1996 (inception date of fund) to February 28, 1997.

4        Balance was paid to selling dealers.

                  The following table shows all sales loads, commissions and other compensation received by PDI or CFG directly or indirectly from each of the Aggressive Growth Fund, California Municipal Bond Fund, U.S. Government Securities Fund, Capital Income Fund, Intermediate Bond Fund, Blue Chip Fund, Asset Allocation Fund, National Municipal Bond Fund, Flexible Income Fund, Short-Term Government Fund and International Equity Fund during each fund's fiscal year ended February 28, 1998.

                                           Net Underwriting          Compensation on         Brokerage                 Other
                                             Discounts and           Redemption and        Commissions in          Compensation(3)
                                            Commissions(1)           Commissions(1)     connection with Fund
                                                                                            Transactions

Aggressive Growth Fund                         $25,976(4)                 0                    0                       $467,289

California Municipal Bond Fund                 $ 7,840(4)                 0                    0                       $300,259

U.S. Government Securities Fund                $ 2,003(4)                 0                    0                       $ 19,782

Capital Income Fund                            $86,359(4)                 0                    0                       $417,280

Intermediate Bond Fund                         $   505(4)                 0                    0                       $ 13,385

Blue Chip Fund                                 $91,344(4)                 0                    0                       $229,381

Asset Allocation Fund                          $10,024(4)                 0                    0                       $ 85,196

National Municipal Bond Fund                   $ 1,970(4)                 0                    0                       $      0

Flexible Income Fund                           $ 1,079(4)                 0                    0                       $ 26,183

Short-Term Government Fund                     $     0(4)                 0                    0                       $      0

International Equity Fund                      $13,479(4)                 0                    0                       $  6,583

----------
(1)      Represents amounts received from front-end sales charge on A Shares.

(2) Represents amounts received from contingent deferred sales charges on B Shares. The basis on which such sales charges are paid by described in the Prospectuses. As of February 28, 1998, no B Shares were offered.

(3) Represents the total of (i) amounts paid to BISYS or Concord Holding for administrative services provided to the Fund (see "Management of the Company-Administrator" above) and (ii) payments made under the Shareholder Service Plan, Distribution Plan and Administrative and Shareholder Services Plan (see discussion in next section) and retained by BISYS or CFG.

(4)      $790, $667, $0, $12,083, $1, $1,798, $12 $28, $4 and $11 was received by PDI and $25,186, $7,173, $2,003, $74,276, $504, $89,546, $10,012, $1,942,
$1,075, and $13,468 was received by CFG from the Aggressive Growth, California Municipal Bond, U.S. Government Securities, Capital Income, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond, Flexible Income and International Equity Funds, respectively.

                  The Shareholder Services Plan. Pacific Horizon has adopted separate Shareholder Services Plans (the "Plans") for SRF Shares and A Shares, under which SRF Shares and A Shares of each Fund reimburse the Distributor for shareholder servicing fees the Distributor pays to Service Organizations. The fees paid under the Shareholder Services Plan for A Shares are in addition to the sales loads on A Shares described above and in the Prospectus.

                  Under the Shareholder Service Plans for A Shares and SRF Shares, Pacific Horizon pays the Distributor, with respect to the Funds for (a) non-distribution shareholder services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including, but not limited to shareholder servicing provided by the Distributor at facilities dedicated for use by Pacific Horizon, provided such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Funds, and (b) fees paid to Service Organizations (which may include the Distributor itself) for the provision of support services for shareholders for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship ("Clients").

                  Support services provided by Service Organizations may include, among other things: (i) establishing and maintaining accounts and records relating to Clients that invest in Fund shares; (ii) processing dividend and distribution payments from the Funds on behalf of Clients; (iii) providing information periodically to Clients regarding their positions in shares; (iv) arranging for bank wires; (v) responding to Client inquiries concerning their investments in Fund shares; (vi) providing the information to the Funds necessary for accounting or subaccounting; (vii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (viii) assisting in processing exchange and redemption requests from Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; and (x) providing such other similar services.

                  Each Shareholder Services Plan provides that the Distributor is entitled to receive payments for expenses on a monthly basis, at an annual rate not exceeding .25% of the average daily net assets of the SRF Shares or A Shares of the Funds, as the case may be, during such month for shareholder servicing expenses. The calculation of a Fund's average daily net assets for these purposes does not include assets held in accounts opened via a transfer of assets from trust and agency accounts of Bank of America. Further, payments made out of or charged against the assets of a particular Fund must be in payment for expenses incurred on behalf of the Fund.

                  If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while a Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under a Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under a Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

                  For the fiscal year ended February 28, 1998, the A Shares of the Aggressive Growth, California Municipal Bond, Capital Income, U.S. Government Securities, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income, National Municipal Bond, Short-Term Government and International Equity Funds were charged the following amounts pursuant to the Shareholder Service
Plan:

                                     ------------------------------------------------------------------------------------
                                                                                                           Amount of Total
                                                                  Amount of Total Shareholder          Shareholder Service Fee
                                      Total Shareholder            Service Fee Paid to PDI or          Paid to Bank of America
                                         Service Fee                          CFG                        and its affiliates

------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                    $513,046                         $244,047(1)                        $209,931

------------------------------------------------------------------------------------------------------------------------
California Municipal Bond                 $548,249                         $194,600(1)                        $313,116
Fund
------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                       $905,435                          $54,546(1)                        $772,752

------------------------------------------------------------------------------------------------------------------------
U.S. Government                           $182,327                            $7,155                          $129,541
Securities Fund                    [$39,898 waived]
------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                     $85,538                           $9,818(1)                         $40,786
                                   [$26,307 waived]
------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                            $539,237                          $37,962(1)                        $476,702

------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                     $103,328                           $3,724(1)                         $86,340
                                    [$2,708 waived]
------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                       $90,532                          $40,731(1)                          18,541
                                   [$17,972 waived]
------------------------------------------------------------------------------------------------------------------------
National Municipal Bond                    $34,753                              $13(1)                          $2,159
Fund                               [$32,516 waived]
------------------------------------------------------------------------------------------------------------------------
Short-Term Government                      $64,249                               $0(1)                              $0
Fund                               [$64,249 waived]
------------------------------------------------------------------------------------------------------------------------
International Equity Fund                  $76,721                            $6301(1)                           $8168
                                   [$68,541 waived]
------------------------------------------------------------------------------------------------------------------------

(1)      $102,847, $80,933, $12,108, $1,493, $70, $5,792, $401, $14,978, $13,
$0, and $0 was paid to PDI and $141,200, $113,667, $42,438, $5,662, $9,748,
$32,170, $3,323, $25,753, $0, $0, and $6,301 was paid to CFG by the Aggressive
Growth, California Municipal Bond, Capital Income, U.S. Government Securities, Intermediate

Bond, Blue Chip, Asset Allocation, Flexible Income, National Municipal Bond, Short-Term Government and International Equity Funds, respectively.

                  For the fiscal year ended February 28, 1997, the A Shares of the Aggressive Growth, California Municipal Bond, Capital Income, U.S. Government Securities, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income, National Municipal Bond, Short-Term Government and International Equity Funds were charged the following amounts pursuant to the Shareholder Service
Plan:

                                  --------------------------------------------------------------------------------------------
                                  Total Shareholder         Amount of Total          Amount of Total            Amount of Total
                                     Service Fee              Shareholder          Shareholder Service        Shareholder Service
                                                           Service Fee Paid        Fee Paid to Bank of       Fee Paid to Affiliates
                                                                to CFG                   America               of Bank of America
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                  $516,392                $308,283                     $0                     $182,530

------------------------------------------------------------------------------------------------------------------------------
California Municipal                    $535,750                $205,096                     $0                     $303,684
Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                     $677,727                 $46,625                     $0                     $593,044

------------------------------------------------------------------------------------------------------------------------------
U.S. Government                         $202,413                 $ 7,966                     $0                     $185,292
Securities Fund
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                  $ 40,161                 $ 1,045                     $0                      $18,409

------------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                          $256,504                 $19,012                     $0                     $230,703

------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                   $ 68,548                 $ 2,735                     $0                     $ 64,576

------------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                    $ 77,972                 $54,333                     $0                     $  9,525

------------------------------------------------------------------------------------------------------------------------------
National Municipal Bond                 $ 35,033                 $   478                     $0                     $ 18,506
Fund                                    [$15,738
                                         waived]
------------------------------------------------------------------------------------------------------------------------------
Short-Term Government                   $ 12,022                      $0                     $0                           $0
Fund                                    [$12,022
                                         waived]
------------------------------------------------------------------------------------------------------------------------------
International Equity                    $ 18,778                      $0                     $0                           $0
Fund                                    [$18,778
                                         waived]
------------------------------------------------------------------------------------------------------------------------------

                  For the fiscal year ended February 29, 1996, the A Shares of the Aggressive Growth, California Municipal Bond, Capital Income, U.S. Government Securities, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income and National Municipal Bond were charged the following amounts pursuant to the Shareholder Service Plan:

                                   ------------------------------------------------------------------------------------------------
                                   Total Shareholder        Amount of Total           Amount of Total            Amount of Total
                                      Service Fee             Shareholder           Shareholder Service        Shareholder Service
                                                            Service Fee Paid        Fee Paid to Bank of      Fee Paid to Affiliates
                                                                 to CFG                   America              of Bank of America
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                 $389,698                 $257,687                     $0                     $110,825

-----------------------------------------------------------------------------------------------------------------------------------
California Municipal Bond              $511,875                 $232,686                     $0                     $277,153
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                    $551,305                 $ 64,707                     $0                     $483,153

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities             $222,341                 $ 17,257                     $0                     $205,084
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                 $ 16,582                   $ 0                        $0                        $ 0
                                       [$ 16,582
                                        waived]
-----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                         $ 74,950                   $ 0                        $0                        $ 0
                                       [$ 74,950
                                        waived]
-----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                  $ 33,182                   $ 0                        $0                        $ 0
                                       [$ 33,182
                                        waived]
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                   $ 80,246                   $ 0                        $0                        $ 0
                                       [$ 80,246
                                        waived]
-----------------------------------------------------------------------------------------------------------------------------------
National Municipal Bond                $ 17,571                   $ 0                        $0                        $ 0
Fund                                   [$ 17,571
                                        waived]
-----------------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended February 28, 1998, the SRF Shares of the Intermediate Bond, Blue Chip, and as Asset Allocation Funds were charged the following amounts pursuant to the Shareholder Service Plan:

---------------------------------------------------------------------------------------------------------------
                                                                                   Amount of Total Shareholder
                                                            Amount of Total        Service Fee Paid to Bank of
                                                        Shareholder Service Fee    America and its affiliates
                                 Total Shareholder        Paid to PDI or CFG
                                    Service Fee
---------------------------------------------------------------------------------------------------------------
   Intermediate Bond Fund             $ 62,182                    $ 0                       $ 55,252

                                       [$6,406
                                       waived]
---------------------------------------------------------------------------------------------------------------
   Blue Chip Fund                     $576,234                    $ 0                       $ 140,129

                                    [($436,105
                                      waived)]
---------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund              $325,357                    $ 0                       $ 313,527

                                     [($11,816
                                      waived)]
---------------------------------------------------------------------------------------------------------------

(1)       $633, $297,583 and $11,397 was waived by PDI and $5,773, $138,252 and
$419 was waived by BISYS for the Intermediate Bond Fund, Blue Chip Fund and Asset Allocation Fund, respectively. As of February 28, 1997, no SRF Shares had been issued in a public offering.


              Payments for shareholder service expenses under the Plans are not subject to Rule 12b-1 (the "Rule") under the 1940 Act. Pursuant to the Plans, the Distributor provides that a report of the amounts expended under the Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the Plans provide that the selection and nomination of the directors of Pacific Horizon who are not "interested persons" thereof have been committed to the discretion of the directors who are neither "interested persons" (as defined in the 1940
Act) of Pacific Horizon nor have any direct or indirect financial interest in the operation of the Plans (or related servicing agreements) (the "Non-Interested Plan Directors").

              Pacific Horizon understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of A or SRF Shares. These fees would be in addition to any amounts which might be received under the Plans. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

              Pacific Horizon's Board of Directors has concluded that the Plans will benefit the Funds and their A and SRF shareholders. The Plans are subject to annual reapproval by a majority of the Non-Interested Plan Directors and are terminable at any time with respect to any Fund by a vote of majority of such Directors or by vote of the holders of a majority of the A or SRF Shares of the Fund, as the case may be, involved. Any agreement entered into pursuant to the Plans with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of the Non-Interested Plan Directors, by vote of the holders of a majority of the A or SRF Shares of such Fund, as the case may be, by the Distributor or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

                The Distribution and Services Plan, Distribution Plan and Administrative and Shareholder Services Plan. Bank of America is entitled to payment from the Company for distribution and service fees pursuant to the Distribution and Services Plan adopted on behalf of the B Shares and the Distributor is also entitled to payment for distribution fees pursuant to the Distribution Plan adopted on behalf of K Shares. Under the Distribution and Services Plan and Distribution Plan, the Company may pay Bank of America or the Distributor for: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B and K Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for B and K Shares; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current B and K shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to a Fund's B and K Shares beneficially owned by customers for whom the Distribution Organization is the Distribution Organization of record or holder of record of such B and K Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder. With respect to K Shares, payments under the Distribution Plan are not intended for distribution services to the extent they are not permitted under the Employee Retirement Income Security Act of 1974, as amended.

              Pursuant to the Distribution and Services Plan with respect to B Shares and the Administrative and Shareholder Services Plan with respect to K Shares, the Company may also pay securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, a "Service Organization") for support services provided with respect to its Client's B and K Shares. Administrative and shareholder services provided may include some or all of the following: (i) processing dividend and distribution payments from a Fund on behalf of its Clients; (ii) providing statements periodically to its Clients showing their positions in B and K Shares; (iii) arranging for bank wires; (iv) responding to routine Client inquiries concerning their investment; (v) providing the information to the Funds necessary for accounting or sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its Clients;
(vii) aggregating and processing purchase, exchange, and redemption requests from its Clients and placing net purchase, exchange, and redemption orders for its Clients; (viii) establishing and maintaining accounts and records relating to Clients; (ix) assisting Clients in changing dividend options, account designation and addresses or (x) other similar services if requested by the Company.

              The Distribution and Services Plan provides that Bank of America is entitled to receive payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding B Shares. Not more than 0.25% of such net assets will be used to compensate Service Organizations for personal services provided to B shareholders, and/or the maintenance of such shareholders' accounts and not more than 0.75% of such net assets of B Shares will be used for promotional and other primary distribution activities.

              The Distribution Plan provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 0.75% of the average daily net assets during such month of the outstanding K Shares. In addition, under the Administrative and Shareholder Services Plan, the Distributor is entitled to receive payments on a monthly basis for administrative services and shareholder services at an annual rate not exceeding 0.75% and 0.25%, respectively, of the average daily net assets during such month of the outstanding

K Shares. The total of all 12b-1 fees, administrative service and shareholder service fees may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of a Fund's K Shares.

              Payments made out of or charged against the assets of a particular class of shares of a particular Fund must be in payment for expenses incurred on behalf of that class.

              Payments for distribution expenses under the Distribution Plan (the "12b-1 Plan") and Distribution and Services Plan (collectively, the "12b-1 Plans") are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of [Company] shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plans provide that a written report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the 12b-1 Plans provide that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval and that other material amendments of the 12b-1 Plans must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plans, or in any agreements entered into in connection with the 12b-1 Plans, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Directors"). The selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the Non-Interested Plan Directors.

              The Company's Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plans and the Administrative and Shareholder Services Plan will benefit the Funds and their B and K shareholders. The 12b-1 Plans and the Administrative and Shareholder Services Plan are subject to annual reapproval by a majority of the Company's Board of Directors, including a majority of the Non-Interested Plan Directors and are terminable without penalty at any time with respect to any Fund by a vote of a majority of the Non-Interested Plan Directors or by vote of the holders of a majority of the outstanding B or K Shares of the Fund involved. Any agreement entered into pursuant to the 12b-1 Plans and the Administrative and Shareholder Services Plan with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the outstanding B or K Shares of such Fund, or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

              If in any month Bank of America or the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while a Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month Bank of America or the Distributor does not expend the entire amount then available under a Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Bank of America or the Distributor to permit future payment. However, any unpaid amounts or credits due under a Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

              For the fiscal year ended February 28, 1998, the K Shares of the Aggressive Growth, California Municipal Bond, Capital Income, U.S. Government Securities, Intermediate Bond, Blue Chip, Asset Allocation,

Flexible Income, National Municipal Bond and International Equity Funds were charged the following amounts pursuant to the Administrative and Shareholder Service Plan:

                                   -------------------------------------------------------------------------------------
                                                                                                    Amount of Total
                                                                        Amount of Total            Administrative and
                                               Total                  Administrative and        Shareholder Service Fee
                                         Administrative and         Shareholder Service Fee     Paid to Bank of America
                                      Shareholder Service Fee         Paid to PDI or CFG           and its affiliates
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                        $    3,261                   $    0                       $     0
------------------------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                $        0                   $    0                       $     0
---------------------------------------------------------------------------------------------------------------------
Capital Income Fund                           $    4,372                   $  707(1)                    $   330
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund               $    1,534                   $  273(1)                    $     0

                                         [($485 waived)]
------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                        $    1,035                   $    0(1)                    $     0

                                         [($359 waived)]
------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                                $    8,457                   $1,104(1)                    $     0
------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                         $    2,466                   $  464(1)                    $     0
                                            [$59 waived]
------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                          $      637                   $  144(1)                    $     0

                                         [($628 waived)]
------------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund                  $        0                   $    0(1)                    $     0
------------------------------------------------------------------------------------------------------------------------
International Equity Fund                     $      806                   $   33(1)                    $     0
------------------------------------------------------------------------------------------------------------------------

(1) $39 was paid to PDI with respect to the Blue Chip Fund and $707, $273, $1,065, $464, $144 and $33 was paid to BISYS with respect to the Capital Income, U.S. Government Securities, Blue Chip, Asset Allocation, Flexible Income and International Equity Funds, respectively.



              For the fiscal year ended February 28, 1998, the K Shares of the Aggressive Growth, California Municipal Bond, Capital Income, U.S. Government Securities, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income, National Municipal Bond and International Equity Funds were charged the following amounts pursuant to the Distribution Plan:

                                     ------------------------------------------------------------------
                                                 Total          Amount of Total       Amount of Total
                                             Distribution        Distribution          Distribution
                                                 Plan        Plan Fee Paid to PDI      Plan Fee Paid
                                                  Fee               or CFG              to Bank of
                                                                                       America and
                                                                                        affiliates
-------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                         $  9,783               $   690(1)            $  0
                                        $3,261 (waived)
-------------------------------------------------------------------------------------------------------
California Municipal Bond Fund                 $      0               $     0               $  0
-------------------------------------------------------------------------------------------------------
Capital Income Fund                            $ 13,115               $ 1,415(1)            $660
                                         [$4,372 waived]
-------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                $  4,601               $   544(1)            $  0
                                         [$1,534 waived]
-------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                         $  2,060               $   462(1)            $  0
-------------------------------------------------------------------------------------------------------
Blue Chip Fund                                 $ 16,862               $ 2,130(1)            $  0
-------------------------------------------------------------------------------------------------------
Asset Allocation Fund                          $  4,923               $   929(1)            $  0
-------------------------------------------------------------------------------------------------------
Flexible Income Fund                           $  1,907               $   286(1)            $  0
                                          [$628 waived]
-------------------------------------------------------------------------------------------------------
National Municipal Bond Fund                   $      0               $     0               $  0
-------------------------------------------------------------------------------------------------------
International Equity Fund                      $  2,416               $   249(1)            $  0
                                          [$806 waived]
-------------------------------------------------------------------------------------------------------

(1)    $0, $0, $0, $0, $0, $0 and $0 was paid to PDI and $690, $1,415,
$544, $462, $2,130, $929, $286 and $249 was paid to BISYS by the Aggressive Growth, Capital Income, U.S. Government Securities, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income, and International Equity Funds, respectively.

              No K Shares were outstanding for the fiscal year ended February 29, 1996. As of Feburary 28, 1998, no B Shares were outstanding.

              During the fiscal year ended February 28, 1997, all amounts paid under the Distribution Plan were paid as compensation to broker/dealers.

YIELD, TAX-EQUIVALENT YIELD AND TOTAL RETURN

              From time to time, the yields, tax-equivalent yield (with respect to the National Municipal and California Municipal Bond Funds) and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the

Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund and/or a Master Portfolio), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. From time to time, the investment adviser may enter into alliances with retirement plan sponsors, including The Legend Group, and the Fund may in its advertisements or sales literature include a discussion of certain attributes or benefits to be derived from its relationship with such retirement plan sponsors. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling (800) 346-2087.

              Yield Calculations. The yield for the respective share classes of a Fund are calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share (including the maximum front-end sales charge of an A Share) on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period with respect to a particular class is based on the average daily number of shares outstanding in the class during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period attributable to that class, net of reimbursements. This calculation can be expressed as follows:

                                      a-b
                         Yield = 2 [(----- + 1)(6 power) - 1]
                                      cd

         Where:    a   =   Dividends and interest earned during the period.

                   b   =   Expenses accrued for the period (net of
                           reimbursements).

                   c   =   Expenses accrued for the period (net of
                           reimbursements).

                   d   =   Maximum offering price per share on the last day of
                           the period.

              For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities is recognized by accruing 1/360 of the stated dividend rate of the security each day. Except as noted below, interest earned on debt obligations is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

              Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

              With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund or Master Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

              Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales load imposed by the Fund on A Shares -- currently 4.50% of the per share offering price.

              The National Municipal Bond Fund's "tax-equivalent" yield for a particular class is computed by dividing that portion of the National Municipal Bond Fund's yield for a particular class (calculated as above) that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the National Municipal Bond Fund's computed yield for a particular class that is not tax-exempt. Tax-equivalent yields assume the payment of Federal income taxes at the stated rate. The Federal income tax rate used in calculating the National Municipal Bond Fund's tax-equivalent yield for the 30-day period ended February 28, 1998 was 39.6%. The California Municipal Bond Fund's "tax-equivalent" yield for a particular class is computed by: (a) dividing the portion of the California Municipal Bond Fund's yield for a particular class (calculated as above) that is exempt from both Federal and California state income taxes by one minus a stated combined Federal and California State income tax rate; (b) dividing the portion of the California Municipal Bond Fund's yield for a particular class (calculated as above) that is exempt from Federal income tax only by one minus a stated Federal income tax rate; and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the California Municipal Bond Fund's yield for a particular class that is not exempt from Federal income tax. The combined Federal and California income tax rate used in calculating the California Municipal Bond Fund's "tax equivalent" yield for the 30-day period ended February 28, 1998 was 347%.

              Based on the foregoing calculations, the 30-day yields of the A Shares of the U.S. Government Securities, Capital Income, Intermediate Bond, Asset Allocation, Short-Term Government and Flexible Income Funds (after fee waivers and expense reimbursements) for the 30-day period ended February 28, 1998 were as follows:

                                                         Yield
                                                         -----

              U.S. Government Securities Fund             6.50%
              Capital Income Fund                         2.92%
              Intermediate Bond Fund                      4.51%
              Asset Allocation Fund                       2.22%
              Short-Term Government Fund                  5.19%
              Flexible Income Fund (Corporate Bond)       5.50%


              Based on the foregoing calculations, the A Shares of the California Municipal Bond Fund's yield and tax- equivalent yield (after fee waivers) and the A Shares of the National Municipal Bond Fund's yield and tax-equivalent yield (after fee waivers and expense reimbursements) for the 30-day period ended February 28, 1998 were as follows:

                                           Yield    Tax-Equivalent Yield
                                           -----    --------------------

California Municipal Bond Fund              3.79%              5.80%
National Municipal Bond Fund                4.14%              6.85%

              Based on the foregoing calculations, the 30-day yields of the K Shares of the U.S. Government Securities, Capital Income, Intermediate Bond, Asset Allocation and Flexible Income Funds (after fee waivers and expense reimbursements) for the 30-day period ended February 28, 1998 were as follows:

                                                         Yield
                                                         -----


              U.S. Government Securities Fund             6.36%
              Capital Income Fund                         2.60%
              Intermediate Bond Fund                      4.27%
              Asset Allocation Fund                       1.85%
              Flexible Income Fund                        5.23%

              Based on the foregoing calculations, the 30-day yield of the SRF Shares of the Intermediate Bond Fund was 4.72% and of the Asset Allocation Fund was 2.33%

              No B Shares were issued or outstanding during the 30-day period ended February 28, 1998.

              Total Return Calculations. The Funds compute their average annual total returns separately for their separate share classes by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                    ERV  (1/n power)
                             T = [(-----)            - 1]
                                     P

         Where:    T   =   average annual total return.

                 ERV   =   ending redeemable value at the end of the period
                           covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                   P   =   hypothetical initial payment of $1,000.

                   n   =   period covered by the computation, expressed in
                           terms of years.


              The Funds compute their aggregate total returns separately for their separate share classes by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                                     ERV
         aggregate total return = [(----- - 1)]
                                      P

              The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Funds' average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales load charged in connection with the purchase of A Shares and the deduction of any applicable contingent deferred sales charge with respect to B Shares.

              Based on the foregoing calculations, the 1) average annual total returns, and 2) the aggregate total returns for the A Shares of the Aggressive Growth, Capital Income, U.S. Government Securities, California Municipal Bond, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond, Flexible Income, Short-Term Government and International Equity Funds for the years or periods indicated were as follows:

                                             --------------------------------------------------
                                                         Average Annual Total Returns
         ----------------------------------------------------------------------------------------------------------------

                                                 One-Year          Five-Year        Ten-Year            Period from
                                               Period Ended      Period Ended     Period Ended        Commencement of
                                               February 28,      February 28,     February 28,      Operations through
                                                   1998              1998             1998          February 28, 1998*
         ----------------------------------------------------------------------------------------------------------------
          Aggressive Growth Fund                  17.83%            14.06%           15.86%                 N/A
         ----------------------------------------------------------------------------------------------------------------
          Capital Income Fund                     16.06%            14.79%           16.35%                 N/A
         ----------------------------------------------------------------------------------------------------------------
          U.S. Government Securities               4.33%             4.32%            7.35%                 N/A
          Fund (after fee waivers
         ----------------------------------------------------------------------------------------------------------------
          California Municipal Bond                4.22%             4.89%            6.92%                 N/A
          Fund (after fee waivers)
         ----------------------------------------------------------------------------------------------------------------
          Intermediate Bond Fund                   2.57%               N/A              N/A                 4.35%
          (after fee waivers)
         ----------------------------------------------------------------------------------------------------------------
          Blue Chip Fund                          27.92%               N/A              N/A                22.68%
          (after fee waivers)
         ----------------------------------------------------------------------------------------------------------------
          Asset Allocation Fund                   17.55%               N/A              N/A                14.78%
          (after fee waivers)
         ----------------------------------------------------------------------------------------------------------------
          National Municipal Bond Fund             3.76%               N/A              N/A                 5.40%
          (fee waivers)
         ----------------------------------------------------------------------------------------------------------------
          Flexible Income Fund                     5.61%              7.10%            6.97%                N/A
          (after fee waivers)
         ----------------------------------------------------------------------------------------------------------------
          International Equity Fund                5.33%               N/A              N/A                 2.50%
          (after fee waivers)
         ----------------------------------------------------------------------------------------------------------------

------------------------

* The Aggressive Growth, Capital Income, U.S. Government Securities, California Municipal Bond, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond and International Equity Funds commenced operations on March 31, 1984, September 25, 1987, January 7, 1988, March 30, 1984, January 24,
1994, January 13, 1994, January 18, 1994, January 28, 1994, and May 13, 1996,
respectively.

**     Total return for the Pacific Horizon Flexible Income Fund (formerly,
Corporate Bond Fund) from 1984 through April 25, 1994 reflects performance of the predecessor fund, Bunker Hill Income Securities, Inc., a closed-end fund. Total return of the closed-end fund is calculated assuming a purchase of common stock at market value on the opening of the first day of each period reported. Total return for the closed-end fund does not reflect brokerage commissions. The annual operating expenses of the predecessor fund were less than the current operating expenses of the Pacific Horizon Flexible Income Fund. Had current expenses been reflected in the predecessor fund's performance, such performance would have been reduced.

--------------------------------------------------------------------------------------------------------------------------------
                                                                     Aggregate Total Returns
                                 -----------------------------------------------------------------------------------------------
                                   One-Year Period        Five-Year           Ten-Year Period               Period from
                                   Ended                  Period Ended        Ended                       Commencement of
                                   February 28,           February 28,        February 28,               Operations through
                                   1998                   1998                1998                       February 28, 1998*
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund             17.83%                 93.06%              336.02%                       N/A
--------------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                16.06%                 99.27%              354.52%                       N/A
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities          4.33%                 23.55%              103.25%                       N/A
Fund (after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
California Municipal Bond           4.22%                 26.95%               95.31%                       N/A
Fund (after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund              2.57%                   N/A                  N/A                      19.09%
(after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                     27.92%                   N/A                  N/A                     132.68%
(after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund              17.55%                   N/A                  N/A                      76.38%
(after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
National Municipal Bond             3.76%                   N/A                  N/A                      24.02%
Fund  (after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund                5.61%                 40.94%               96.14%                       N/A
(after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Government Fund          1.24%                   N/A                  N/A                       4.61%
(after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund           5.33%                   N/A                  N/A                       4.54%
(after fee waivers)
--------------------------------------------------------------------------------------------------------------------------------

--------------------

* The Intermediate Bond, Blue Chip, Asset Allocation National Municipal Bond Funds and Short-Term Government Fund commenced operations on January 24, 1994, January 13, 1994, January 18, 1994, January 28, 1994, and August 2, 1996
respectively.

**     Total return for the Pacific Horizon Flexible Income Fund from 1984 through April 25, 1994 reflects performance of the predecessor fund, Bunker Hill Income Securities, Inc., a closed-end fund. Total return of the closed-end fund is calculated assuming a purchase of common stock at market value on the opening of the first day of each period reported. Total return for the closed-end fund does not reflect brokerage commissions. The annual operating expenses of the predecessor fund were less than the current operating expenses of the Pacific Horizon Flexible Income Fund. Had current expenses been reflected in the predecessor fund's performance, such performance would have been reduced.

              Based on the foregoing calculations, the 1) average annual total returns, and 2) the aggregate total returns for the K Shares of the Aggressive Growth, Capital Income, U.S. Government Securities, Intermediate Bond, Blue Chip, Asset Allocation, Flexible Income and International Equity Funds for the years or periods indicated were as follows:

                                                             -----------------------------------------------------
                                                                          Average Annual Total Return
              ----------------------------------------------------------------------------------------------------
                                                                                                   Period from
                                              One-Year          Five-Year         Ten-Year       Commencement of
                                            Period Ended      Period Ended      Period Ended       Operations**
                                            February 28,      February 28,      February 28,     through February
                                                1998              1998              1998             28, 1998
              ----------------------------------------------------------------------------------------------------
               Aggressive Growth               22.70%            14.93%            16.30%                 N/A
               Fund*
              ----------------------------------------------------------------------------------------------------
               Capital Income Fund*            20.97%            15.67%            16.79%                 N/A
              ----------------------------------------------------------------------------------------------------
               U.S. Government                  8.92%             5.18%             7.79%                 N/A
               Securities Fund*
               (after fee waivers)
              ----------------------------------------------------------------------------------------------------
               Intermediate Bond                6.80%               N/A               N/A               5.35%
               Fund* (after fee
               waivers)
              ----------------------------------------------------------------------------------------------------
               Blue Chip Fund*                 33.08%               N/A               N/A              23.82%
               (after fee waivers)
              ----------------------------------------------------------------------------------------------------
               Asset Allocation Fund*          22.10%               N/A               N/A              15.83%
               (after fee waivers)
              ----------------------------------------------------------------------------------------------------
               Flexible Income Fund*+           9.88%             7.94%             7.39%                 N/A
               (after fee waivers)
              ----------------------------------------------------------------------------------------------------
               International Equity             9.35%               N/A               N/A               4.46%
               Fund (after fee
               waivers)
              ----------------------------------------------------------------------------------------------------

------------------------

* Performance prior to October 25, 1996, October 21, 1996, November 20, 1996, February 28, 1997, November 20, 1996, November 11, 1996, November 11, 1996, February 28, 1997, November 20, 1996 and October 25, 1996 is represented by performance of the A Shares of the Aggressive Growth, Capital Income, U.S. Government Securities, California Municipal Bond, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond, Flexible Income and International Equity Funds, respectively. On the foregoing dates, K Shares of the above-listed Funds commenced operations. K shares, unlike A shares, are sold without a front-end sales load but have an ongoing .75% distribution or administrative service fee which would have reduced performance if reflected.

**     The Aggressive Growth, Capital Income, U.S. Government Securities,
California Municipal Bond, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond and International Equity Funds commenced operations on March 31, 1984, September 25, 1987, January 7, 1988, March 30, 1984, January 24,
1994, January 13, 1994, January 18, 1994, January 28, 1994 and May 13, 1996,
respectively.

+      Total return for the Pacific Horizon Flexible Income (formerly, Corporate
Bond Fund) from 1984 through April 25, 1994 reflects performance of the predecessor fund, Bunker Hill Income Securities, Inc., a closed-end fund. Total return of the closed-end fund is calculated assuming a purchase of common stock at market value on the opening of the first day of each period reported. Total return for the closed-end fund does not reflect brokerage commissions. The annual operating expenses of the predecessor fund were less than the current operating expenses of the Pacific Horizon Flexible Income Fund. Had current expenses been reflected in the predecessor fund's performance, such performance would have been reduced.


----------------------------------------------------------------------------------------------------------------------------------
                                             Aggregate Total Returns
                                        ------------------------------------------------------------------------------------------
                                        One-Year Period         Five-Year         Ten-Year Period      Period from
                                        Ended                   Period Ended      Ended                Commencement of
                                        February 28,            February 28,      February 28,         Operations through
                                        1998                    1998              1998                 February 28, 1998
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                  22.70%                  100.51%           352.84%                 N/A
(after fee waivers)*
----------------------------------------------------------------------------------------------------------------------------------
Capital Income Fund                     20.97%                  107.05%           372.32%                 N/A
*(after fee waivers)*
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities               8.92%                   28.76%           111.79%                 N/A
Fund*(after fee waivers)*
----------------------------------------------------------------------------------------------------------------------------------
California Municipal Bond
Fund* (after fee waivers)*                N/A**
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund*                  6.80%                     N/A               N/A                23.85%
(after fee waivers)*
----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Fund*                         33.08%                     N/A               N/A               141.77%
(after fee waivers)*
----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                   22.10%                     N/A               N/A                83.16%
(after fee waivers)**
----------------------------------------------------------------------------------------------------------------------------------
National Municipal Bond
Fund (after fee waivers)*                 N/A**
----------------------------------------------------------------------------------------------------------------------------------
Flexible Income Fund*+                   9.88%                   46.51%           103.95%                 N/A
(after fee waivers)*
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                9.35%                     N/A               N/A                 8.16%
(after fee waivers)*
----------------------------------------------------------------------------------------------------------------------------------


--------------------

* Performance prior to October 25, 1996, October 21, 1996, November 20, 1996, February 28, 1997, November 20, 1996, November 11, 1996, November 11, 1996, February 28, 1997, November 20, 1996 and October 25, 1996 is represented by performance of the A Shares of the Aggressive Growth, Capital Income, U.S. Government Securities, California Tax Exempt Bond, Intermediate Bond, Blue Chip, Asset Allocation, National Municipal Bond, Flexible Income and International Equity Funds, respectively. On the foregoing dates, K Shares of the above-listed Funds commenced operations. Sold without a front-end sales load but have an ongoing .75% distribution or administrative services fee which would have reduced price performance.

+      Total return for the Pacific Horizon Flexible Income Fund (formerly,
Corporate Bond Fund) from 1984 through April 25, 1994 reflects performance of the predecessor fund, Bunker Hill Income Securities, Inc., a closed-end fund. Total return of the closed-end fund is calculated assuming a purchase of common stock at market value on the opening of the first day of each period reported. Total return for the closed-end fund does not reflect brokerage commissions. The annual operating expenses of the predecessor fund were less than the current operating expenses of the Pacific Horizon Flexible Income Fund. Had current expenses been reflected in the predecessor fund's performance, such performance would have been reduced.

**     K Shares of the California Municipal Bond and National Municipal Bond
Fund ceased operations on September 15, 1997.

              Based on the foregoing calculations, the 1) average annual total returns, and 2) the aggregate total returns for the SRF Shares of the Intermediate Bond, Blue Chip and Asset Allocation Funds for the years or periods indicated were as follows:

------------------------------------------------------------------------------------------------------------------
                                             Average Annual Return
------------------------------------------------------------------------------------------------------------------
                                One-Year Period           Five-Year Period           Period From Commencement
                                Ended                     Ended                       of Operations* through
                                February 28, 1998         February 28, 1998              February 28, 1998
------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund           7.18%                      5.05%                      7.49%
(after fee waivers)*
------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                  34.32%                     22.44%                     17.82%
(after fee waivers)*
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund           23.14%                     15.04%                     13.26%
(after fee waivers)*
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                             Aggregate Total Return
------------------------------------------------------------------------------------------------------------------
                                One-Year Period           Five-Year Period           Period From Commencement
                                Ended                     Ended                       of Operations* through
                                February 28, 1998         February 28, 1998              February 28, 1998
------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund           7.18%                     27.95%                    105.66%
(after fee waivers)*
------------------------------------------------------------------------------------------------------------------
Blue Chip Fund                  34.32%                    175.21%                    414.17%
(after fee waivers)*
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund           23.14%                    101.48%                    246.77%
(after fee waivers)*
------------------------------------------------------------------------------------------------------------------


* On June 23, 1997, the Bond, Blue Chip and Asset Allocation Funds of Seafirst Retirement Funds were reorganized into the Intermediate Bond, Blue Chip and Asset Allocation Funds of the Company. Performance prior to June 23, 1997 is represented by the performance of the Bond, Blue Chip and Asset Allocation of Seafirst Retirement Funds. The Intermediate Bond, Blue Chip and Asset Allocation Funds commenced operations on March 9, 1988.

              The Funds may also advertise total return data without reflecting sales charges in accordance with the rules of the SEC. Quotations which do not reflect such sales charges will, of course, be higher than quotations which do.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

              Pacific Horizon is an open-end management investment company organized as a Maryland corporation on October 27, 1982. Pacific Horizon's Charter authorizes the Board of Directors to issue up to four hundred billion full and fractional common shares. Pursuant to the authority granted in the Charter, the Board of Directors has authorized the issuance of twenty-one classes of stock - Classes A through W Common Stock,

$.001 par value per share, representing interests in twenty-one separate investment portfolios. Class D represents interests in the A Shares of the Aggressive Growth Fund, Class D -- Special Series 3 represents interests in the B Shares of the Aggressive Growth Fund and Class D -- Special Series 5 represents interests in the K Shares of the Aggressive Growth Fund; Class E represents interests in the A Shares of the U.S. Government Securities Fund, Class E -- Special Series 3 represents interests in the B Shares of the U.S. Government Securities Fund and Class E -- Special Series 5 represents interests in the K Shares of the U.S. Government Securities Fund; Class F represents interests in the A Shares of the Capital Income Fund, Class F -- Special Series 3 represents interests in the B Shares of the Capital Income Fund and Class F -- Special Series 5 represents interests in the K Shares of the Capital Income Fund; Class G represents interests in the A Shares of the California Municipal Bond Fund, Class G -- Special Series 3 represents interests in the B Shares of the California Municipal Bond Fund and Class G -- Special Series 5 represents interests in the K Shares of the California Municipal Bond Fund; Class B represents interests in the A Shares of the Intermediate Bond Fund, Class B -- Special Series 3 represents interests in the B Shares of the Intermediate Bond Fund; Class B -- Special Series 5 represents interests in the K Shares of the Intermediate Bond Fund, Class B -- Special Series 7 represents interests in the SRF Shares of the Intermediate Bond Fund; Class N represents interests in the A Shares of the Blue Chip Fund, Class N -- Special Series 3 represents interests in the B Shares of the Blue Chip Fund; Class N -- Special Series 5 represents interests in the K Shares of the Blue Chip Fund and Class N -- Special Series 7 represents interests in the SRF Shares of the Blue Chip Fund; Class O represents interests in the A Shares of the Asset Allocation Fund, Class O -- Special Series 3 represents interests in the B Shares of the Asset Allocation Fund; Class O -- Special Series 5 represents interests in the K Shares of the Asset Allocation Fund and Class O -- Special Series 7 represents interests in the SRF Shares of the Asset Allocation Fund; Class Q represents interests in the A Shares of the National Municipal Bond Fund, Class Q -- Special Series 3 represents interests in the B Shares of the National Municipal Bond Fund and Class Q -- Special Series 5 represents interests in the K Shares of the National Municipal Bond Fund; Class T represents interests in the A Shares of the International Equity Fund, Class T -- Special Series 3 represents interests in the B Shares of the International Equity Fund and Class T -- Special Series 5 represents interests in the K Shares of the International Equity Fund; Class U represents interests in the A Shares of the Short-Term Government Fund, Class U
- Special Series 3 represents interests in the B Shares of the Short-Term Government Fund and Class U - Special Series 5 represents interests in the K Shares of the Short-Term Government Fund; Class W represents interests in the A Shares of the Flexible Income Fund, Class W -- Special Series 3 represents interests in the B Shares of the Flexible Income Fund and Class W -- Special Series 5 represents interests in the K Shares of the Flexible Income Fund. Pacific Horizon's charter also authorizes the Board of Directors to classify or reclassify any particular class of Pacific Horizon's shares into one or more series.

              Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, Pacific Horizon's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of Pacific Horizon's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information."

              Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or other applicable law or when permitted by the Board of Directors. Shares have cumulative voting rights to the extent they may be required by applicable law.

              Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Pacific Horizon shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of Pacific Horizon voting without regard to particular Funds.

              Notwithstanding any provision of Maryland law requiring a greater vote of Pacific Horizon's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by Pacific Horizon's Charter, Pacific Horizon may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of Pacific Horizon voting without regard to class.

THE MASTER PORTFOLIOS

              The Intermediate Bond Master Portfolio and Blue Chip Master Portfolio are separate series of Master Investment Trust, Series I. The Master Trust's Declaration of Trust authorizes its Board of Trustees to issue an unlimited number of interests of beneficial interest and to establish and designate any unissued interests of one or more additional series of interests. Investors in the Master Portfolios are entitled to distributions arising from the net investment income and net realized gains, if any, earned on investments held by the Master Portfolio. Investors are also entitled to participate in the net distributable assets of the Master Portfolio in which they hold beneficial interests on liquidation. Beneficial interests have no preemptive rights, conversion or exchange rights.

REPORTS

              Shareholders will receive unaudited semi-annual reports describing the Master Portfolio's and Funds' investment operations and annual financial statements together with the reports of the independent accountants of the Funds.

CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT

              The Bank of New York, 90 Washington Street, New York, New York 10286, has been appointed custodian for the Non- Feeder Funds except the Flexible Income Fund, International Equity Fund and Asset Allocation Fund. PNC Bank, National Association, 1600 Market Street, Philadelphia, PA 19103 has been appointed custodian for the Blue Chip Fund, Intermediate Bond Fund, Flexible Income Fund, International Equity Fund, Asset Allocation Fund, Intermediate Bond Master Portfolio and Blue Chip Master Portfolio. The Bank of New York (with respect to the National Municipal Bond Fund, California Municipal Bond Fund, U.S. Government Securities Fund, Capital Income Fund and Aggressive Growth Fund) and PFPC (with respect to the Flexible Income Fund, International Equity Fund, Short-Term Government Fund, Asset Allocation Fund, Intermediate Bond Fund and Blue Chip Fund) provide the Funds with certain accounting services pursuant to Fund Accounting Services Agreements with Bank of America. Both PFPC, which is located at 103 Bellevue

Parkway, Wilmington, DE 19809, and PNC Bank, National Association are wholly owned subsidiaries of PNC Bancorp, Inc., a bank holding company. Under separate Fund Accounting Services Agreements, The Bank of New York and PFPC have agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect their respective Funds. The monthly fees charged by The Bank of New York and PFPC under the Fund Accounting Agreements are borne by the Funds. As custodians, The Bank of New York and PNC Bank, N.A. each (i) maintain separate account or accounts in the name of the respective Funds and/or Master Portfolios, as appropriate (ii) hold and disburse portfolio securities; (iii) make receipts and disbursements of money, (iv) collect and receive income and other payments and distributions on account of portfolio securities, (v) respond to correspondence from security brokers and others relating to their respective duties and (vi) make periodic reports concerning their duties.

              PFPC Inc., P.O. Box 8968, Wilmington, Delaware 19899-8968, serves as transfer and dividend disbursing agent for each class of shares of the Funds.

COUNSEL

              Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Pacific Horizon, is a partner), 1345 Chestnut Street, Philadelphia, PA
19107 serves as counsel to the Companies and will pass upon the legality of the shares offered hereby. O'Melveny & Meyers acts as counsel to Bank of America and as special California counsel for the California Municipal Bond Fund and has reviewed the portions of the California Municipal Bond Fund's Prospectus and this Statement of Additional Information concerning California taxes and the description of the special considerations relating to California Municipal Securities.

INDEPENDENT ACCOUNTANTS

              PricewaterhouseCoopers LLP, representing the combined firms of Price Waterhouse LLP and Coopers & Lybrand L.L.P., independent accountants, with offices at 1177 Avenue of the Americas, New York, New York, has been selected as independent accountants of each Fund for the fiscal year ended February 28, 1999.

FINANCIAL STATEMENTS AND EXPERTS

              The Annual Reports for each Fund for their fiscal year ended February 28, 1998 (the "Annual Reports") accompanies this Statement of Additional Information. The financial statements and notes thereto in each Annual Report are incorporated in this Statement of Additional Information by reference, and have been audited by Price Waterhouse LLP, whose report thereon also appears in each Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Such financial statements have been incorporated herein in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

MISCELLANEOUS

              As used in the Prospectuses and this Statement of Additional Information, a "vote of a majority" of the outstanding shares or interests of a Fund, a Master Portfolio or a particular series means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares or interests of such Fund, Master Portfolio or series or (b) 67% of the shares or interests of such Fund, Master Portfolio or series present at a meeting at which more than 50% of the outstanding shares or interests of such Fund, Master Portfolio or series are represented in person or by proxy.


PRINCIPAL HOLDERS OF SECURITIES

As of June 5, 1998, the officers and directors of the Company collectively owned less than 1% of the outstanding shares of any class of the Funds.

As of June 5, 1998, the following entities were known by the Funds to own 5% or more of the outstanding shares of any class of the Funds:

                                                                                                  PERCENT OF
                                                                   NUMBER OF                     OUTSTANDING
                                                                  SHARES HELD                  SHARES OF CLASS
                                                             --------------------              ---------------
PRIME FUND -- PACIFIC HORIZON SHARES
BA Investment Services, Inc.                                   2,112,267,667.780                     80.6%

FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                   259,888,898.200                      9.9%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

PRIME FUND -- HORIZON SHARES
Bank of America NT&SA                                            815,409,324.970                     31.3%
Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

William Barron Hilton                                            311,526,000.000                     11.9%
Charitable Remainder Trust
9336 Civic Center Drive
Beverly Hills, CA 90210

PRIME FUND -- HORIZON SERVICE SHARES
Bank of America NT&SA                                            934,160,388.770                     25.0%
Financial Management and Trust Services
P.O. Box 513577 -- Terminal Annex
Los Angeles, CA 90051

BA Investment Services, Inc.                                     310,996,075.190                      8.3%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

Security Pacific Cash Management                                 708,728,100.000                     19.0%
c/o Bank of America
1850 Gateway Blvd.
Concord, CA 94520

PRIME FUND -- X SHARES
BA Investment Services, Inc.                                     528,249,277.05                      50.9%
FBO Customers
Unit 17852

P.O. Box 7042
San Francisco, CA 94120

PRIME FUND -- Y SHARES
BA Arizona                                                         8,049,762.200                      5.5%
2044 Franklin Street
Oakland, CA 94612

Bank of America-California                                         7,500,000.000                      5.1%
2044 Franklin Street
Oakland, CA 94612

Karsten Manufacturing Corporation                                  8,149,580.350                      5.6%
2201 West Desert Cove
Phoenix, AZ 85029

PRIME FUND -- S SHARES
BA Investment Services, Inc.                                     803,285,361.970                     99.2%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TREASURY FUND -- PACIFIC HORIZON SHARES
HARE & Co., Bank of New York                                      64,553,129.890                     20.9%
and Short Term Investment Funds
One Wall Street
New York, NY 10286

BA Investment Services, Inc.                                     192,584,335.900                     62.4%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TREASURY FUND -- HORIZON SHARES
Bank of America NT&SA                                            227,462,997.510                     32.4%
Private Banking
Attn: Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

HARE & Co                                                        164,326,526.330                     23.4%
c/o Bank of New York

One Wall Street, 5th Floor
New York, NY 10286

KPMG Peat Marwick LLP                                             51,000,000.000                      7.3%
3 Chestnut Ridge Road
Montvale, NJ 07645

Los Angeles Department of Airports                                42,557,369.150                      6.1%
515 South Flower Street
Los Angeles, CA 90071

Century Theatres Inc.                                             47,096,226.750                      6.7%
150 Pelican Way
San Rafael, CA 94901

TREASURY FUND -- HORIZON SERVICE SHARES
Security Pacific Cash Management                                 199,484,100.000                     11.3%
c/o Bank of America
1850 Gateway Blvd.
Concord, CA 94520

Bank of America FM&TS                                            368,064,376.550                     20.8%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

TREASURY FUND -- X SHARES
BA Investment Services, Inc.                                      12,694,320.760                      5.3%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

Bank of America California                                        32,000,000.000                     13.5%
2044 Franklin Street
Oakland, CA 94612

TREASURY FUND -- Y SHARES
Bank of America California                                         5,000,000.000                      6.6%
2044 Franklin Street
Oakland, CA 94612

BA Arizona                                                         7,700,404.480                     10.2%
2044 Franklin Street

Oakland, CA 94612

BA Nevada                                                          6,071,336.580                      8.0%
2044 Franklin Street
Oakland, CA 94612

CCC TA Welfare Benefit Trust                                       5,736,144.850                      7.6%
2950 E. Rochelle Ave
Las Vegas, NV 89121

Collectron AZ                                                      4,051,866.650                      5.4%
P.O. Box 1931
Nogales, AZ 85628

Sunclipse Inc.                                                     4,191,584.710                      5.6%
6600 Valley View Street
Buena Park, CA 90620

TREASURY ONLY FUND -- PACIFIC HORIZON SHARES
HARE & Co., Bank of New York and Short                            22,854,225.010                     12.1%
Term Investment Funds
One Wall Street
New York, NY 10286

BA Investment Services, Inc.                                     101,186,129.680                     53.4%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                    59,850,049.120                     31.6%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TREASURY ONLY FUND -- HORIZON SHARES
Bank of America Illinois                                           4,334,149.550                     13.6%
231 S. LaSalle Street
Chicago, IL 60697

Bank of America NT&SA                                             22,854,051.990                     71.5%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex

Los Angeles, CA 90051

City and County of San Francisco                                   4,100,243.250                     12.8%
Mayors Office of Community
25 Van Ness Avenue, Suite 700
San Francisco, CA 94102

TREASURY ONLY FUND -- HORIZON SERVICE SHARES
Bank of America NT&SA                                             52,896,546.290                     24.3%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

BA Investment Services, Inc.                                      17,371,255.110                      8.0%
FBO Customers
P.O. Box 7042
San Francisco, CA 94120

The Emerson U. and Erika J. Glazer Trust                          12,364,024.280                      5.7%
3 Del Amo Fashion Center
Torrance, CA 90503

GOVERNMENT -- PACIFIC HORIZON SHARES
Wall Data Inc.                                                    14,657,467.680                      9.2%
11332 NE 122nd Way
Kirkland, WA 98034

HARE & Co., Bank of New York and Short                             8,707,595.120                      5.5%
Term Investment Funds
One Wall Street
New York, NY 10286

BA Investment Services, Inc.                                      93,865,900.070                     59.1%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                    24,813,941.710                     15.6%
FBO Customers
P.O. Box 7042
San Francisco, CA 94120

GOVERNMENT FUND -- HORIZON SHARES

Skinner Corporation                                               11,294,088.600                      5.1%
1326 Fifth Avenue, Suite 711
Seattle, WA 98101

New York New York Hotel LLC                                       12,847,712.880                      5.8%
3790 Las Vegas Boulevard South
Las Vegas, NV 89109

Sletton Construction of Nevada Inc.                               12,607,585.140                      5.7%
P.O. Box 93776
Las Vegas, NV 89193

GOVERNMENT FUND -- HORIZON SERVICE SHARES
Bank of America NT&SA                                             35,965,540.250                     80.6%
Trust, Financial Management & Trust Services
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

Security Pacific Cash Management                                   6,619,300.000                     14.8%
c/o Bank of America
1850 Gateway Blvd
Concord, CA 94520

TAX EXEMPT MONEY FUND -- PACIFIC HORIZON SHARES
BA Investment Services, Inc.                                     124,277,308.400                     94.6%
FBO Customers Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TAX EXEMPT MONEY FUND -- HORIZON SHARES
Bank of America NT&SA                                            308,877,964.040                     94.5%
The Private Bank
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

TAX EXEMPT MONEY FUND -- HORIZON SERVICE SHARES
BA Investment Services, Inc.                                      29,904,479.330                     11.5%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

Bank of America                                                  117,932,621.380                     65.1%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

TAX EXEMPT MONEY FUND -- S SHARES
BA Investment Services, Inc.                                      35,815,756.430                    100.0%
FBO Customers
P.O. Box 7042
San Francisco, CA 94120

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
 -- PACIFIC HORIZON SHARES
BA Investment Services, Inc.                                     300,327,896.900                     54.2%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                   232,178,555.240                     41.9%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
 -- HORIZON SERVICE SHARES
Bank of America NT&SA                                            326,393,595.930                     55.0%
Attn: Common Trust Funds Unit
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

BA Investment Services, Inc.                                     175,398,911.420                     29.6%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
 -- X SHARES
BA Investment Services, Inc.                                      25,836,568.320                    100.0%
FBO Customers
Unit 17852
P.O. Box 7042

San Francisco, CA 94120

CALIFORNIA TAX EXEMPT MONEY MARKET FUND
 -- S SHARES
BA Investment Services, Inc.                                     227,376,082.980                    100.0%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

INTERMEDIATE BOND FUND -- A SHARES
PACO -- Attn: Mutual Funds                                           544,191.036                     12.1%
P.O. Box 513577
Los Angeles, CA 90051

Bank of America NT&SA                                              2,347,781.402                     52.2%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

PACO                                                                 475,408.464                     10.6%
P.O. Box 513577
Los Angeles, CA 90051

INTERMEDIATE BOND FUND -- K SHARES
Corelink Financial, Inc.                                              46,135.414                    100.0%
P.O. Box 4054
Concord, CA 94524

INTERMEDIATE BOND FUND -- SRF SHARES
Seafirst Bank                                                      3,080,718.572                    100.0%
FBO Retirement Services
P.O. Box 84248
Seattle, WA 98124

CORPORATE BOND FUND -- A SHARES
PACO                                                                 206,707.063                      8.1%
Attn: Mutual Funds
P.O. Box 513577
Los Angeles, CA 90051

Bank of America NT&SA                                                477,339.651                     18.8%
The Private Bank
Attn: Common Trust Funds Unit 38329

P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

FLEXIBLE INCOME (FORMERLY CORPORATE BOND) FUND -- K SHARES
Corelink Financial, Inc.                                              23,543.085                    100.0%
P.O. Box 4054
Concord, CA 94524

U.S. GOVERNMENT SECURITIES FUND -- K SHARES
Corelink Financial, Inc.                                             116,153.211                    100.0%
P.O. Box 4054
Concord, CA 94524

SHORT-TERM GOVERNMENT FUND -- A SHARES
Bank of America NT&SA                                              3,156,142.163                     83.8%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

CALIFORNIA MUNICIPAL (FORMERLY, CALIFORNIA
  TAX-EXEMPT) BOND FUND -- A SHARES
Bank of America NT&SA                                              3,044,994.685                      9.6%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

CAPITAL INCOME FUND -- K SHARES
Corelink Financial, Inc.                                             150,245.252                     88.5%
P.O. Box 4054
Concord, CA 94524

ASSET ALLOCATION FUND -- A SHARES
Corelink Financial, Inc.                                             260,091.341                      8.1%
P.O. Box 4054
Concord, CA 94524

Bank of America NT&SA                                                272,916.571                      8.5%
FBO PACO
Attn: Mutual Funds Unit
P.O. Box 3577
Terminal Annex

Los Angeles, CA 90051

Vanguard Fiduciary Trust Company                                     184,535.325                      5.8%
Kirkland and Ellis Defined
 Contribution Retirement Plan
P.O. Box 2600
Valley Forge, PA 19482

ASSET ALLOCATION FUND -- K SHARES
Corelink Financial, Inc.                                              63,480.863                    100.0%
P.O. Box 4054
Concord, CA 94524

ASSET ALLOCATION -- SRF SHARES
Seafirst Bank                                                     11,668,940.795                    100.0%
FBO Retirement Services
P.O. Box 84248
Seattle, WA 98124

AGGRESSIVE GROWTH FUND - A SHARES
PACO - Attn: Mutual Funds                                            491,251.531                      5.3%
P.O. Box 513577
Los Angeles, CA 90051

AGGRESSIVE GROWTH FUND -- K SHARES
Corelink Financial Inc.                                              161,757.766                    100.0%
P.O. Box 4054
Concord, CA 94524

BLUE CHIP FUND -- A SHARES
Bank of America NT&SA                                                901,809.695                      7.6%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

BLUE CHIP FUND -- K SHARES
Corelink Financial Inc.                                              250,051.579                     99.5%
P.O. Box 4054
Concord, CA 94524

BLUE CHIP FUND -- SRF SHARES
Seafirst Bank                                                     13,956,166.970                    100.0%
FBO Retirement Services
P.O. Box 84248

Seattle, WA 98124

INTERNATIONAL EQUITY FUND -- A SHARES
PACO                                                                 789,867.260                     18.9%
Attn: Mutual Funds
P.O. Box 513577
Los Angeles, CA 90051

Bank of America NT&SA                                                893,038.660                     21.3%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

PACO                                                               1,500,976.246                     35.9%
Attn: Mutual Funds
P.O. Box 513577
Los Angeles, CA 90051

INTERNATIONAL EQUITY FUND -- K SHARES
Corelink Financial, Inc.                                              62,528.613                    100.0%
P.O. Box 4054
Concord, CA 94524

At June 5, 1998, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.

As of July 1, 1998, Bank of America and its affiliates held of record approximately 97.26%, 88.51%, 50.53%, 97.52%, 83.82%, 95.79%, 95.63%, 98.31%,
66.43%, 58.83%, 74.91%, 99.74%, 48.26%, 57.77%, 30.81%, 87.50% and 74.72% of
the outstanding shares of the International Equity, U.S. Government Securities, Flexible Income (formerly Corporate Bond), Intermediate Bond, Capital Income, Blue Chip, Asset Allocation, National Municipal Bond, California Municipal Bond (formerly California Tax-Exempt Bond), Treasury, Prime, Short-Term Government, Aggressive Growth, California Tax-Exempt Money Market, Tax-Exempt Money, Government, and Treasury Only Funds, respectively, as agent or custodian for their customers.

The Prospectuses and this SAI omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

FINANCIAL STATEMENTS

The Annual Reports for each Fund for their fiscal year ended February 28, 1998 accompany this SAI. The financial statements and notes thereto in each Annual Report are incorporated into this

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.


                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.




CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

                  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.


                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B


                  As stated in the Prospectuses, the Funds, may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix B.

I.       INTEREST RATE FUTURES CONTRACTS

                  Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

                  Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the

Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

                  Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The investment adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the investment adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. Such Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

                  In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

                  The investment adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  Examples of Futures Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The investment adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the investment adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

                  The investment adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.      MUNICIPAL BOND INDEX FUTURES CONTRACTS

                  A municipal bond index assigns relative values to the bonds included in the index and the index fluctuates with changes in the market values of the bonds so included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of a number of term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The prices are then averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The National Municipal Bond Fund will sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the National Municipal Bond Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the National Municipal Bond Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

                  Closing out a futures contract sale prior to the settlement date may be effected by the National Municipal Bond Fund's entering into a futures contract purchase for the same aggregate amount of the index involved and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the National Municipal Bond Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the National Municipal Bond Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the National Municipal Bond Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the National Municipal Bond Fund realizes a loss.

Example of a Municipal Bond Index Futures Contract

                  Consider a portfolio manager holding $1 million par value of each of the following municipal bonds on February 2 in a particular year.

                                                Current Price
                                                (points and
                                Maturity       thirty-seconds
Issue                 Coupon    Issue Date     Date of a point)
-----                 ------    ----------   ----     -----------

Ohio HFA              9 3/8     5/05/83      5/1/13 94-2
NYS Power             9 3/4     5/24/83      1/1/17 102-0
San Diego, CA IDR     10        6/07/83      6/1/18 100-14
Muscatine, IA Elec    10 5/8    8/24/83      1/1/08 103-16
Mass Health & Ed      10        9/23/83      7/1/16 100-12

                  The current value of the fund is $5,003,750.

                  To hedge against a decline in the value of the fund, resulting from a rise in interest rates, the portfolio manager can use the municipal bond index futures contract. The current value of the Municipal Bond Index is 86-09. Suppose the portfolio manager takes a position in the futures market opposite to his or her cash market position by selling 50 municipal bond index futures contracts (each contract represents $100,000 in principal value) at this price.

                  On March 23, the bonds in the portfolio have the following values:

         Ohio HFA                   81-28
         NYS Power                  98-26
         San Diego, CA IDB          98-11
         Muscatine, IA Elec         99-24
         Mass Health & Ed           97-18

                  The bond prices have fallen, and the portfolio has sustained a loss of $130,312. This would have been the loss incurred without hedging. However, the Municipal Bond Index also has fallen, and its value stands at 83-27. Suppose now the portfolio manager closes out his or her futures position by buying back 50 municipal bond index futures contracts at this price.

                  The following table provides a summary of transactions and the results of the hedge.

                Cash Market                      Futures Market
                -----------                      --------------

February 2      $5,003,750 long position in      Sell 50 municipal Bond futures
                municipal bonds                  contracts at 86-09

March 23        $4,873,438 long position in      Buy Municipal Bond futures
                municipal bonds                  contracts at 83-27
                ---------------------------      ------------------------------
                $130,312 Loss                    $121,875 Gain


                  While the gain in the futures market did not entirely offset the loss in the cash market, the $8,437 loss is significantly lower than the loss which would have been incurred without hedging.

                  The numbers reflected in this appendix do not take into account the effect of brokerage fees or taxes.

III.     STOCK INDEX FUTURES CONTRACTS

A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Aggressive Growth Fund, Capital Income Fund, Blue Chip Master Fund, Asset Allocation Fund and International Equity Fund will sell stock index futures contracts in order to offset a decrease in market value of their respective portfolio securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of their respective portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds will purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Aggressive Growth Fund, Capital Income Fund, Blue Chip Fund, Asset Allocation Fund and International Equity Fund may utilize stock index futures contracts in anticipation of changes in the composition of their respective portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of their respective portfolios will decline prior to the time of sale.

                  The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                Portfolio                               Futures
                                              - Day Hedge is Placed

Anticipate Buying $62,500 Aggressive          Buying 1 Index Futures at 125
with Growth Fund                              Value of Futures = $62,500/Contract

                                              - Day Hedge is Lifted

Buy Aggressive Growth Fund with               Sell 1 Index Futures at 130
Actual Cost = $65,000                         Value of Futures = $65,000/Contract

Increase in Purchase Price = $2,500           Gain on Futures = $2,500


                   HEDGING A STOCK PORTFOLIO: Sell the Future
          Hedge Objective: Protect Against Declining Value of the Fund


Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

                Portfolio                                   Futures
                                                    - Day Hedge is Placed

Anticipate Selling $1,000,000 Aggressive            Sell 16 Index Futures at 125
Growth Fund                                         Value of Futures = $1,000,000

                                                    - Day Hedge is Lifted

Aggressive Growth Fund - Own Stock                  Buy 16 Index Futures at 120
with Value = $960,000                               Value of Futures = $960,000

Loss in Fund Value = $40,000                        Gain on Futures = $40,000


                  If, however, the market moved in the opposite direction, that is, market value decreased and a Portfolio had entered into an anticipatory purchase hedge, or market value increased and a Portfolio had hedged its stock portfolio, the results of the Portfolio's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                Portfolio                            Futures
                                             - Day Hedge is Placed

Anticipate Buying $62,500 Aggressive         Buying 1 Index Futures at 125
Growth Fund                                  Value of Futures = $62,500/Contract

                                             - Day Hedge is Lifted

Buy Aggressive Growth Fund with              Sell 1 Index Futures at 120
Actual Cost - $60,000                        Value of Futures = $60,000/Contract

Decrease in Purchase Price = $2,500          Loss on Futures = $2,500


                   HEDGING A STOCK PORTFOLIO: Sell the Future
          Hedge Objective: Protect Against Declining Value of the Fund


Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

                Portfolio                                 Futures
                                                  - Day Hedge is Placed

Anticipate Selling $1,000,000 Aggressive          Sell 16 Index Futures at 125
Growth Fund                                       Value of Futures = $1,000,000

                                                  - Day Hedge is Lifted

Aggressive Growth Fund - Own Stock                Buy 16 Index Futures at 130
with Value = $1,040,000                           Value of Futures = $1,040,000

Gain in Fund Value = $40,000                      Loss of Futures = $40,000

IV.  FUTURES CONTRACTS ON FOREIGN CURRENCIES

                  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Aggressive Growth Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

V.  MARGIN PAYMENTS

                  Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the investment adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

VI.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures in the Funds as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

                  Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralized the position and thereby insure that the use of such futures is unleveraged.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the investment adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

                  Successful use of futures by a Fund is also subject to the investment adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VII.   OPTIONS ON FUTURES CONTRACTS

                  Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VIII.  OTHER HEDGING TRANSACTIONS

                  The U.S. Government Securities Capital Income, Blue Chip, Intermediate Bond, Asset Allocation and International Equity Funds presently intend to use interest rate futures contracts, the Aggressive Growth, the Blue Chip, Asset Allocation and International Equity Funds presently intend to use stock index futures contract (and foreign currency futures contracts (and related options) with respect to the Aggressive Growth and International Equity Funds) in connection with their hedging activities. Nevertheless, each of these Funds is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Funds' hedging strategies if, in the judgment of the investment adviser, transactions therein are necessary or advisable.

                           PACIFIC HORIZON FUNDS, INC.
                                 (THE "COMPANY")
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                              ASSET ALLOCATION FUND

                                  July 1, 1998

                         (As Revised August 6, 1998)

                                TABLE OF CONTENTS
                                                                          Page

The Company............................................................      2
Investment Objectives And Policies.....................................      2
Additional Purchase And Redemption Information.........................     23
Additional Information Concerning Taxes................................     30
Management.............................................................     32
General Information....................................................     56
Appendix A.............................................................    A-1
Appendix B.............................................................    B-1

         This Statement of Additional Information applies to the A, B and K Shares of the Pacific Horizon Asset Allocation Fund (the "Fund") of the Company. This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated July 1, 1998, as it may from time to time be revised (the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in either A, B or K Shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus relating to the Fund may be obtained by calling Provident Distributors, Inc. ("PDI" or the "Distributor") at 800-346-2087. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                                   THE COMPANY

              The Company was organized on October 27, 1982 as a Maryland corporation. The Fund commenced operations on January 24, 1994. Prior to June 23, 1997, the Asset Allocation Fund invested all of its assets in the Asset Allocation Portfolio ("Master Portfolio") of Master Investment Trust, Series I ("Master Trust I"), which had an identical investment objective. On June 23, 1997, the Asset Allocation Fund withdrew its assets from the Master Portfolio and invested them directly in securities. As of the date of this Statement of Additional Information, no B Shares were offered or outstanding.

              The Company also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

              The Prospectus for the Fund describes the investment objective of the Fund. The following is a discussion of the various investments and techniques employed by the Asset Allocation Fund. The following information supplements and should be read in conjunction with the descriptions of the investment objective and policies in the Prospectus for the Fund.

PORTFOLIO TRANSACTIONS

         The portfolio turnover rate described in the Prospectus is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. For the fiscal year ended February 28, 1998, the portfolio turnover rate was 67% and for the fiscal years ended February 28, 1997 and February 29, 1996, the portfolio turnover rates for the Master Portfolio were 116% and 157%, respectively.

         Subject to the general control of the Board of Directors, Bank of America National Savings and Trust Association, L.P. ("Bank of America" or the "investment adviser") is responsible for, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for the Asset Allocation Fund.

              Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Purchases and sales of portfolio securities for the fixed income portion of the Fund are normally principal transactions without brokerage commissions.

              For the fiscal years and period indicated, Asset Allocation Fund and the Master Portfolio paid the following brokerage commissions:

                ----------------------------------------------------------------
                     Year Ended             Year Ended            Year Ended
                  February 28, 1998      February 28, 1997     February 29, 1996
--------------------------------------------------------------------------------
Asset                $125,211*               $152,270*             $175,960*
Allocation
--------------------------------------------------------------------------------

* Until June 23, 1997, the Asset Allocation Fund invested all of its assets in the Master Portfolio. Information contained in the chart includes brokerage commissions paid by the Master Portfolio.

              In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Investment Advisory Agreement between the Company and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Advisory Agreement authorizes Bank of America, subject to the approval of the Board of Directors of the Fund to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the Fund or Company. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and (2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

              It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Company or the Fund may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

              Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America. Such services may be useful to Bank of America in serving the Company and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company. In connection with its investment management services with respect to the Fund, Bank of America will not acquire certificates of deposit or other securities issued by it or its affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. In addition, portfolio securities in general will be purchased from and sold to affiliates of the Company, Bank of America, the distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.

              The Fund, may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government and its agencies and instrumentalities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice only when Bank of America, in its sole discretion, subject to guidelines adopted by the Board of Directors of the Fund, believes such practice to be in the interest of the Fund.

              To the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased on behalf of the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

              The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act or their parents held by Pacific Horizon as of the close of its most recent fiscal year. As of February 28, 1998: (a) the Treasury Fund held the following securities:
Repurchase Agreement with Morgan Stanley Dean Witter & Co. in the principal amount of $145,000,000; Repurchase Agreement with Lehman Brothers, Inc. in the principal amount of $50,000,000; Repurchase Agreement with Merrill Lynch Securities, Inc. in the principal amount of $145,000,000; and Repurchase Agreement with Goldman Sachs & Co. in the principal amount of $574,667,000; (b) the Government Fund held the following securities: Repurchase

Agreement with Morgan Stanley Dean Witter & Co. in the principal amount of $20,000,000; Repurchase Agreement with Goldman Sachs & Co. in the principal amount of $97,174,000; and Repurchase Agreement with Merrill Lynch Securities, Inc. in the principal amount of $20,000,000; (c) the Prime Fund held the following securities: Merrill Lynch & Co., Inc. commercial paper in the principal amounts of $25,000,000 and $100,000,000; Lehman Brothers Holdings, Inc. commercial paper in the principal amounts of $25,000,000 and $50,000,000; Salomon Smith Barney Holdings Inc. commercial paper in the principal amounts of $25,000,000, $50,000,000, $50,000,000, $50,000,000 and $24,775,000; Merrill
Lynch & Co., Inc. daily variable rate obligations in the principal amounts of $25,000,000; Merrill Lynch & Co., Inc. weekly variable rate obligation in the principal amount of $19,000,000; Dean Witter Discover & Co. corporate obligation in the principal amount of $15,000,000; Goldman Sachs Group L.P. master note in the principal amount of $400,000,000; Morgan Stanley Group, Inc. master note in the principal amount of $300,000,000; Bear Stearns Companies, Inc. daily variable rate obligations in the principal amounts of $75,000,000 and $60,000,000; Bear Stearns Companies, Inc. monthly variable rate obligations in the principal amounts of $25,000,000 and $18,000,000; Lehman Brothers Holdings, Inc. daily variable rate obligation in the principal amount of $50,000,000; Lehman Brothers Holdings, Inc. quarterly variable rate obligations in the principal amounts of $36,000,000 and $25,000,000; Repurchase Agreement with Morgan Stanley Dean Witter & Co. in the principal amount of $180,000,000; Repurchase Agreements with Goldman Sachs & Co. in the principal amounts of $118,567,000 and $325,000,000; (d) the Flexible Income Fund held the following securities: Bear Stearns corporate obligation in the principal amount of $400,000; Merrill Lynch & Co., Inc. corporate debt obligation in the principal amount of $1,500,000; (e) the Intermediate Bond Master Portfolio held the following securities: Bear Stearns & Company corporate obligation in the principal amount of $1,500,000; Lehman Brothers Holdings medium term note in the principal amount of $2,000,000; (f) the Asset Allocation Fund held the following securities: Morgan Stanley Group, Inc. common stock in the amount of $1,400,719; Paine Webber Group medium term note in the principal amount of $1,250,000; (g) the Blue Chip Master Portfolio held the following security: Morgan Stanley Dean Witter Discover & Co. common stock in the amount of $12,299,844; (h) the International Equity Fund held the following security: Repurchase Agreement with Paine Webber, Inc. in the amount of $5,784,000.

              Merrill Lynch & Co., Inc., Goldman, Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Shearson Lehman Brothers, Inc., Dean Witter Reynolds, Inc., and Paine Webber are considered to be regular brokers and dealers of the Company.

TYPES OF OBLIGATIONS, INVESTMENT RISKS, AND OTHER INVESTMENT INFORMATION

              The following discussion supplements the descriptions of such investments in the Prospectus.

              Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. Certificates of deposit, bankers' acceptances and time deposits are eligible investments for the Fund as described in its Prospectus. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' Acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of Deposit and Bankers Acceptances may only be purchased from domestic or foreign banks and financial institutions having total assets at the time of purchase in excess of $2.5 billion (including assets of both domestic and foreign branches). Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. Obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank are not permissible investments for the Fund.

              Instruments issued by foreign banks or financial institutions may be subject to investment risks that are different in some respects than the risks associated with instruments issued by those U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

              Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

              As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations.

              Commercial Paper and Short-Term Notes. The investment policies of the Fund permit investment in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper and short-term notes will normally have maturities of less than 9 months and fixed rates of return, although such instruments may have maturities of up to one year.

              Commercial paper and short-term notes will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization ("NRSRO"); or if unrated, will be determined by Bank of America to be of comparable quality under procedures established by the Board of Directors of the Fund. These rating symbols are described in Appendix A.

              Other Investment Companies. In connection with the management of its daily cash position, the Fund may invest in the securities of other investment companies (including money market mutual funds advised by Bank of America). The Fund is permitted to invest up to 5% of the value of its total assets in the securities of another investment company; except with respect to the investment in a money market mutual fund advised by Bank of America, the Fund is permitted to invest the greater of 5% of its respective net assets or $2.5 million. However, no more than 10% of the Fund's total assets may be invested in the securities of other investment companies in the aggregate. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act and the Fund's fundamental investment limitations. As a shareholder of another investment company, the Fund would bear along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The 1940 Act generally prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. In addition, no more than 10% of the outstanding voting stock of any one investment company may be owned in the aggregate by the Fund and any other investment company advised by the investment adviser.

              Repurchase Agreements. The Fund is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers which are deemed to be creditworthy subject to the seller's agreement to repurchase and the agreement of the Fund to resell such securities at a mutually agreed upon date and price. Repurchase agreements maturing in more than seven days are considered illiquid investments and investments in such repurchase agreements along with any other illiquid securities will not exceed 15% of the value of the net assets of the Fund. The Fund is not permitted to enter into repurchase agreements with Bank of America or its affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by a custodian or sub-custodian of the Fund or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the adviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss because of adverse market action or to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

              U.S. Government Obligations. The Fund is permitted to make investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law.

              Variable and Floating Rate Instruments. As described in the Prospectus, the Fund may acquire variable and floating rate instruments and master demand notes. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by the Fund, Bank of America will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (which include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Fund. The absence of such an active secondary market could make it difficult to dispose of a variable or floating rate instrument in the event the issuer of the instrument defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Investments in illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have active trading markets) are subject to the Fund's fundamental 15% of net assets limitation on illiquid securities. Variable and floating rate instruments may be secured by bank letters of credit.

              Reverse Repurchase Agreements. As described in the Prospectus, the Fund is permitted to borrow funds for temporary purposes by entering into reverse repurchase agreements with such financial institutions as banks and broker-dealers in accordance with the investment limitations described therein. Whenever the Fund enters into a reverse repurchase agreement, it will segregate account liquid assets such as cash, U.S. Government securities or other liquid high grade debt securities having a value equal to the repurchase price (including accrued interest) and Bank of America will subsequently continuously monitor the account for maintenance of such equivalent value. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

              Options Trading. The Fund may, under certain circumstances and in accordance with investment limitations described in its prospectus, engage in options trading. Such options may relate to U.S. and foreign securities or to various stock indices. The Fund presently intends that the aggregate value of its assets subject to options will not exceed 5% of the value of its net assets. The investment policies of the Fund provide that the aggregate value of the Fund's assets subject to options may not exceed 25% of the value of its net assets.

              Options trading is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original premium paid for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. Unlisted options are not subject to the protections afforded purchases of options listed by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options. Furthermore, it is the position of the staff of the SEC that over-the-counter options are illiquid. To the extent that the Fund invests in options that are illiquid (including over-the-counter options), such investment will be subject to the Fund's limitations on illiquid securities.

              The Fund will continue to receive interest or dividend income on the securities underlying such puts until they are exercised by it. Any losses realized by the Fund in connection with its purchase of put options will be limited to the premiums paid by the Fund for the options plus any transaction costs. A gain or loss may be wholly or partially offset by a change in the value of the underlying security which the Fund owns.

              The Fund is permitted to write call options if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

              The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as his obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

              If the Fund desires to sell a particular security it owns, on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to, or concurrently with, the sale of the security. In order to close out a covered call option position, the Fund will enter into a "closing purchase transaction" - the purchase of a call option on a security or stock index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index.

              When the Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by it on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. Moreover, because increases in the market price of an option will generally reflect (although not necessarily in direct proportion) increases in the market price of the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security if such security is owned by the Fund. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

              As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

              A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

              Futures. The Fund may purchase and sell both interest rate and stock index futures contracts (as well as purchase related options). A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation or stock index (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made. The Fund may not purchase or sell futures contracts and purchase related options unless immediately after any such transaction the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. An option to buy a futures contract is "in-the-money" if the then current purchase price of the contract that is subject to the option is less than the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then current purchase price of the contract that is the subject of the option.

        Successful use of futures contracts by the Fund is subject to Bank of America's ability to predict correctly movements in the direction of the stock market or interest rates. There are several risks in connection with the use of futures contracts by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

              It is also possible that, where the Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.

              In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movement in the cash market and movements in the price of futures contracts, a correct forecast of general market trends or interest rate movements by Bank of America may still not result in a successful hedging transaction over a short time frame.

              Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The liquidity of a secondary market in a futures contract may in addition be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

              Options on Futures Contracts. The acquisition of put and call options on a futures contract will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position of prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

              The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

              The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

              For additional information concerning Futures and options thereon, please see Appendix B to this Statement of Additional Information.

              Foreign Investments. The Fund may invest in securities of foreign issuers that may or may not be publicly traded in the United States.

              Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign brokerage commissions and custodian fees are generally higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

              Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

              Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

              In considering whether to invest in the securities of a foreign company, Bank of America considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies will fluctuate from time to time within the percentage limits stated above depending on the investment adviser's assessment of prevailing market, economic and other conditions.

              Municipal Securities. The Fund may invest in Municipal Securities. Municipal Securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. In addition, certain types of private activity bonds (including industrial development bonds under prior law) are issued by or on behalf of public authorities to finance various privately-operated facilities. Such obligations are included within the term Municipal Securities if the interest paid thereon is exempt from regular federal income tax.

              The Fund may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The Fund may also purchase tax-exempt commercial paper.

              There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch IBCA") and Duff & Phelps Credit Rating Co. ("D&P") represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced. The investment adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

              An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its Municipal Securities may be materially adversely affected by litigation or other conditions. Further, it should also be noted with respect to all Municipal Securities issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the Municipal Securities to become taxable retroactive to the date of issue.

              Information about the financial condition of issuers of Municipal Securities may be less available than about corporations a class of whose securities is registered under the Securities Exchange Act of 1934.

              From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, pursuant to federal tax legislation passed in 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. (See the Fund's Prospectus under "Tax Information.") Proposals to further restrict or eliminate the tax benefits of municipal securities, while pending or if enacted, might materially adversely affect the availability of Municipal Securities for investment by the Fund and the liquidity and value of the Fund. In such an event, the Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution.

              When-Issued Securities and Forward Commitments. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When the Fund agrees to purchase securities on a "when-issued," or "forward commitment" basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the commitment. It may be expected that the net assets of the Fund will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Fund does not intend to engage in these transactions for speculative purposes but primarily in order to hedge against anticipated changes in interest rates. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, its liquidity and the ability of the investment adviser to manage it may be affected in the event the forward commitments and commitments to purchase when-issued securities ever exceeded 25% of the value of the Fund's assets.

              The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

              When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

              The market value of the securities underlying a when-issued purchase or forward commitment transaction and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

              Securities Lending. The Fund may lend securities as described in its Prospectus. Such loans will be secured by cash or securities of the U.S. Government and its agencies and instrumentalities. The collateral must be at all times equal to at least the market value of the securities loaned and is "marked to market" daily. The Fund will continue to receive interest or dividends on the securities it loans, and will also earn interest on the investment of any cash collateral. Although voting rights, or rights to consent, attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a fund if a material event affecting the investment is to occur.

              Asset-Backed and Mortgage-Related Securities. The Asset Allocation Fund may invest in asset-backed securities, including mortgage-backed securities representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

              There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank, and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

              The Asset Allocation Fund may also invest in non-mortgage backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Non-mortgage backed securities may not be issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

              The purchase of non-mortgage backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most of the obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

              The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed as that for mortgage backed securities guaranteed by government agencies or instrumentalities.

ADDITIONAL INFORMATION

              The investment adviser's own investment portfolios may include bank certificates of deposit, bankers' acceptances, corporate debt obligations, equity securities and other investments any of which may also be purchased by a fund of the Company. The Fund may also invest in securities, interests or obligations of companies or entities which have a deposit, loan, commercial banking or other business relationship with Bank of America or any of its affiliates (including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by a fund of the Company).

OTHER INVESTMENT LIMITATIONS

              The Fund's investment objective is non-fundamental which may be changed without the vote of shareholders. The following are fundamental policies that may not be changed with respect to the Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares or outstanding interests (as defined below under "General Information - Miscellaneous"). The following enumerated additional fundamental policies may not be changed for the Fund without such a vote of shareholders or interestholders.

              THE ASSET ALLOCATION FUND MAY NOT:

              1. Underwrite any issue of securities within the meaning of the Securities Act of 1933 (the "1933 Act") except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.

              2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

              3. Purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

              4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more diversified management investment companies to the extent permitted by the 1940 Act.

              5. Make loans, except to the extent permitted by the 1940 Act.

              6. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

              7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund's assets may be invested in the securities of one or more diversified, management investment companies to the extent permitted by the 1940 Act.

              In addition, the Asset Allocation Fund is subject to the following non-fundamental policies and limitations, which may be changed without the vote of shareholders:

              THE ASSET ALLOCATION FUND MAY NOT:

              1. Sell securities short, maintain a short position or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

              2. Purchase securities of other investment companies except as permitted by the 1940 Act.

              3. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Fund may acquire standby commitments and may enter into futures contracts and options in accordance with its investment objective.

              4. Invest more than 15% of its net assets in illiquid securities.

              If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

              Information on how to purchase and redeem Fund shares, and how such shares are priced, is included in the Prospectus.

VALUATION OF THE ASSET ALLOCATION FUND

              Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sale price or (if none is available) the mean between the current quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value using methods determined under the supervision of the particular Board. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such basis does not represent fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days to maturity, are valued at their market or fair value each day until the 61st day prior to maturity. Thereafter, absent unusual circumstances, a constant proportionate amortization of any discount or premium is assumed until maturity of the security.

              A pricing service may be used to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. In valuing securities the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely solely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the particular Board. Valuation of options is described above under "Investment Objectives and Policies - Options Trading."

SUPPLEMENTARY PURCHASE INFORMATION - A SHARES

              For the purpose of applying the Right of Accumulation or Letter of Intent privileges available to certain shareholders as described in the Prospectus, the scale of sales loads applies to purchases made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children; or a trustee or other fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) although more than one beneficiary is involved; or "a qualified group" which has been in existence for more than six months and has not been organized for the purpose of buying redeemable securities of a registered investment company at a discount, provided that the purchases are made through a central administrator or a single dealer, or by other means which result in economy of sales effort or expense. A "qualified group" must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must be able to arrange for mailings to members at reduced or no cost to the Distributor. The value of shares eligible for the Right of Accumulation privilege may also be used as a credit toward completion of the Letter of Intent privilege. Such shares will be valued at their offering price prevailing on the date of submission of the Letter of Intent. Distributions on shares held in escrow pursuant to the Letter of Intent privilege will be credited to the shareholder, but such shares are not eligible for the Fund's Exchange Privilege.

              The computation of the hypothetical offering price per share of an A Share for the Fund based on the value of the Fund's net assets on February 28, 1998 and the Fund's A Shares outstanding on such date is as follows:

                                         Asset Allocation
                                               Fund
                                         ----------------

Net Assets                                 $ 49,239,679

Outstanding Securities                        2,299,985

Net Asset Value Per Share                  $      21.41

Sales Charge, 4.50 percent
of offering price (4.71 percent
of net asset value per share)              $       1.01

Maximum Offering Price to Public           $      22.42

SUPPLEMENTARY REDEMPTION INFORMATION - A, B AND K SHARES

              A, B and K Shares in the Fund for which orders for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be redeemed as of the close of regular trading hours on such Exchange and the proceeds of redemption will normally be wired in federal funds on the next business day to the commercial bank specified by the investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent). To qualify to use the wire redemption privilege, the payment for Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares for which orders for wire redemption are received after the close of regular trading hours on the New York Stock Exchange or on a non-business day will be redeemed as of the close of trading on such Exchange on the next day on which shares of the Fund are priced and the proceeds will normally be wired in federal funds on the next business day thereafter. Redemption proceeds will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.

              To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Company, c/o Pacific Horizon Funds, Inc., P.O. Box 8968, Wilmington, Delaware 19899-8968. Such request must be signed by each shareholder, with each signature guaranteed as described in the Fund's Prospectus. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature. The Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

SUPPLEMENTARY PURCHASE INFORMATION

              In General. As described in the Prospectus, both A and B Shares may be purchased directly by the public, by clients of Bank of America through their qualified trust and agency accounts, or by clients of securities dealers, financial institutions (including banks) and other industry professionals, such as investment advisers, accountants and estate planning firms that have entered into service and/or selling agreements with the Distributor. (The Distributor, such institutions and professionals are collectively referred to as "Service Organizations.") K Shares may only be purchased by: (a) businesses or other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemption occurred within 30 days prior to the purchase order, and (ii) such other open-end investment company was not distributed and advised by Provident Distributors, Inc. and Bank of America, respectively, or their affiliates; (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Pacific Horizon or Time Horizon Fund and subsequent purchases into an IRA rollover account opened as described above, so long as the original IRA rollover account remains open; (d) accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (e) deferred compensation plans under Section 457 of the Code; and (f) certain other retirement plans. Bank of America and Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund and described in the Prospectus. Purchase orders will be effected only on business days. SRF Shares of the Fund are available for the investment of retirement funds held in eligible retirement accounts as described in a separate SRF Share Prospectus.

              A Shares in the Fund are sold with a sales load, except for such exemptions as noted in the Prospectus. These exemptions to the imposition of a sales load on A Shares are due to the nature of the investors and/or the reduced sales efforts that will be necessary in obtaining such investments. A Shares are also subject to a shareholder servicing fee. B Shares are sold without a front-end sales load, but are subject to a contingent deferred sales charge and an ongoing distribution and shareholder servicing fee. K Shares are offered at net asset value with neither a front-end sales charge nor a contingent deferred sales charge. K Shares are subject to a distribution plan fee and an administrative and shareholder services fee. SRF Shares in each Fund are sold without a sales load. SRF Shares are subject to Shareholder Servicing fees. Service Organizations may be paid by the Distributor at the Company's expense for shareholder services. Depending on the terms of the particular account, Bank of America, its affiliates, and Service Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

              Persons or organizations wishing to purchase Company shares through their accounts at Bank of America or a Service Organization should contact such entity directly for appropriate instructions.

              Initial purchases of A, B and K shares into a new account may not be made by wire. However, persons wishing to make a subsequent purchase of Company shares into an already existing account by wire should telephone the Transfer Agent at (800) 346-2087. The investor's bank must be instructed to wire federal funds to the Transfer Agent, referring in the wire to the particular fund in which such investment is to be made; the investor's portfolio account number; and the investor's name.

              The Transfer Agent may charge a fee to act as Custodian for IRAs, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form. Shares may be purchased in connection with these plans only by direct remittance to the Transfer Agent. Purchases for IRA accounts will be effective only when payments received by the Transfer Agent are converted into federal funds. Purchases for these plans may not be made in advance of receipt of funds.

              For processing redemptions, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent will accept other suitable verification arrangements from foreign investors, such as consular verification.

              Investors should be aware that if they have selected the TeleTrade Privilege, any request for a wire redemption will be effected as a TeleTrade transaction through the Automated Clearing House (ACH) system unless more prompt transmittal is specifically requested. Redemption proceeds of a TeleTrade transaction will be on deposit in the investor's account at the ACH member bank normally two business days after receipt of the redemption request.

              Exchange Privileges. Shareholders in the Pacific Horizon Family of Funds have an exchange privilege whereby they may exchange all or part of their shares for like shares of another investment portfolio in the Pacific Horizon Family of Funds or for like shares of an investment portfolio of Time Horizon Funds. In addition, shareholders of the Time Horizon Funds may exchange B Shares for Pacific Horizon Shares of the Pacific Horizon Prime Fund without the payment of any contingent deferred sales charge at the time the exchange is made. By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his basis in such shares at the time of the transaction.

              Exchange transactions described in Paragraphs A, B, C, D, E, F and G below will be made on the basis of the relative net asset values per share of the investment portfolios involved in the transaction.

         A. A Shares of any investment portfolio purchased with a sales load, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a sales load for other A Shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of Time Horizon Funds.

         B. B Shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, B Shares that have been acquired through an exchange of B Shares may be exchanged for other B Shares or for like shares of Time Horizon Funds without the payment of a contingent deferred sales charge at the time of exchange. Except as noted in D below, in determining the holding period for calculating the contingent deferred sales charge payable on redemption of B Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

         C. B Shares may be exchanged for Y Shares of the Pacific Horizon Prime Fund ("Y Shares") without paying a contingent deferred sales charge. At the time of such an exchange, a shareholder's holding period for calculating the contingent deferred sales charge payable on redemption of B Shares of a Fund will cease to accumulate. If the shareholder subsequently exchanges the shares back into B Shares of a Fund, the holding period accumulation on the shares will resume as of the time when the exchange was made into the Y Shares. In the event that a shareholder wishes to redeem Prime Shares acquired by exchange for B Shares of a Fund, the contingent deferred sales charge applicable to the accumulated B Shares of a Fund holding period prior to the exchange into the Y Shares will be charged.

         D. A or B Shares of any investment portfolio in the Pacific Horizon Family of Funds or like shares of the Time Horizon Funds acquired by a previous exchange transaction involving shares on which a sales load has directly or indirectly been paid (e.g. A Shares purchased with a sales load or issued in connection with an exchange transaction involving A Shares that had been purchased with a sales load), as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be redeemed and the proceeds used to purchase without a sales load A or B Shares, as the case may be, of any other investment portfolio within 120 days of your redemption trade date. To accomplish an exchange transaction under the provisions of this paragraph, investors must notify the Transfer Agent of their prior ownership of shares and their account number.

         E. A Shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for shares of any other investment portfolio in the Pacific Horizon Family of Funds that is offered without a sales load.

         F. A Shares of any investment portfolio in the Pacific Horizon Family of Funds purchased without a sales load may be exchanged without a sales load for A Shares in any other portfolio in the Pacific Horizon Family of Funds.

         G. K Shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for other K Shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of the Time Horizon Funds.

              Except as stated above, a sales load will be imposed when shares of any investment portfolio in the Pacific Horizon Family of Funds that were purchased or otherwise acquired without a sales load are exchanged for A Shares of another investment portfolio in the Pacific Horizon Family or for like shares of Time Horizon Funds which are sold with a sales load.

              Exchange requests received on a business day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolio from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new investment portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.

              Miscellaneous. Certificates for shares will not be issued.

              Depending on the terms of the customer account at Bank of America or a Service Organization, certain purchasers may arrange with the Company's custodian for sub-accounting services paid by the Company without direct charge to the purchaser.

              A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent is a day on which the New York Stock Exchange is open for trading. In 1998, the holidays on which the New York Stock Exchange is closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

              The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

              The Company's Charter permits its Board of Directors to require a shareholder to redeem involuntarily shares in a Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The Company will not require a shareholder to redeem shares of a Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the Fund's shares. The Company may also redeem shares involuntarily if such redemption is appropriate to carry out the Company's responsibilities under the 1940 Act.

              If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property.

                     ADDITIONAL INFORMATION CONCERNING TAXES

FEDERAL

              The Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year the Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

              Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income, if any, and 90% of its tax-exempt income, if any, net of certain deductions for each taxable year. In general, the Fund's investment company taxable income will be its taxable income, including dividends, interest, and net short-term capital gains (the excess of net short-term capital gain over net long-term capital loss, if any), subject to certain adjustments and excluding the excess of net long-term capital gain for the taxable year over the net short-term capital loss for such year, if any. The Fund will be taxed on its undistributed investment company taxable income, if any. As stated, the Fund intends to distribute at least 90% of its investment company taxable income, if any, for each taxable year. To the extent such income is distributed by the Fund (whether in cash or additional shares), it will be taxable to shareholders as ordinary income.

              Any distribution of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held the Fund's shares and whether such gain is received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for longer than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to those shares.

                  Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gain is taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

              A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specific percentages of their ordinary taxable income and capital gain net income (excess of net capital gain over net capital loss). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

              The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company either that they are subject to backup withholding or that they are "exempt recipients."

OTHER INFORMATION

              Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

              Income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers because state and local tax consequences may be different from the federal tax consequences described above.

              The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.

                                   MANAGEMENT

DIRECTORS AND OFFICERS OF THE COMPANY

              The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:

                                         Position with
Name and Address                  Age    Company                 Principal Occupations
----------------                  ---    -------                 ---------------------

Robert E. Greeley                 66     Director                Chairman, Page Mill
Page Mill Asset                                                  Asset Management (a
Management                                                       private investment
433 California Street                                            company) (since 1997);
Suite 900                                                        Manager, Morgan Grenfell
San Francisco, CA  94104                                         Small Cap Fund (since 1986);
                                                                 Trustee, Master Investment Trust
                                                                 Series I (registered investment
                                                                 company) (since 1993), former
                                                                 Trustee, Master Investment Trust,
                                                                 Series II (registered investment
                                                                 company) (1993-1997), Trustee, Time
                                                                 Horizon Funds (registered
                                                                 investment company) (since 1995);
                                                                 Trustee and President, Pacific
                                                                 Innovations Trust (since 1996)
                                                                 (registered investment company);
                                                                 formerly Director, Bunker Hill
                                                                 Income Securities, Inc. (from 1989
                                                                 to 1994); Trustee, SunAmerica Fund
                                                                 Group (previously Equitec Siebel
                                                                 Fund Group) (registered investment
                                                                 companies) (from 1984 to 1992);
                                                                 formerly Director, Manager,
                                                                 Corporate Investments, Hewlett
                                                                 Packard Company (from 1979 to
                                                                 1991).

Thomas M. Collins                 63     Director                Of counsel, law firm of
McDermott & Trayner                                              McDermott & Trayner;
225 S. Lake Avenue                                               Partner of the law firm
Suite 410                                                        of Musick, Peeler &
Pasadena, CA 91101-3005                                          Garrett (until April, 1993);
                                                                 Chairman of the Board and Trustee,
                                                                 Master Investment Trust, Series I
                                                                 (registered investment company)
                                                                 (since 1993); President and
                                                                 Chairman of the Board of Pacific
                                                                 Horizon Funds, Inc. (1982 to August
                                                                 31, 1995); Member and Fund Director
                                                                 of the Advisory Board (since July
                                                                 1993); former Chairman of

                                         Position with
Name and Address                  Age    Company                 Principal Occupations
----------------                  ---    -------                 ---------------------


                                                                 the Board, Trustee, Master
                                                                 Investment Trust, Series II
                                                                 (registered investment company)
                                                                 1993 to April 1997; former
                                                                 Director, Bunker Hill Income
                                                                 Securities, Inc. (registered
                                                                 investment company) through 1991.

Douglas B. Fletcher               73     Vice Chairman           Chairman of the Board
Fletcher Capital                         of the Board            and Chief Executive
Advisors Incorporated                                            Officer, Fletcher
4 Upper Newport Plaza                                            Capital  Advisors,
Suite 100                                                        Incorporated, (regis-
Newport Beach, CA 92660-2629                                     tered investment
                                                                 advisor) 1991 to date; Director,
                                                                 FCA Securities, Inc. (registered
                                                                 broker/dealer) November 1993 to
                                                                 date; Partner, Newport Partners
                                                                 (private venture capital firm),
                                                                 1981 to date; Chairman of the Board
                                                                 and Chief Executive Officer, First
                                                                 Pacific Advisors, Inc. (registered
                                                                 investment adviser) and seven
                                                                 investment companies under its
                                                                 management, prior to 1983; former
                                                                 Allied Member, New York Stock
                                                                 Exchange; Chairman of the Board of
                                                                 FPA Paramount Fund, Inc. through
                                                                 1984; Chairman, TIS Mortgage
                                                                 Investment Company (real estate
                                                                 investment trust) (since 1988);
                                                                 Trustee and a former Vice Chairman
                                                                 of the Board, Claremont McKenna
                                                                 College; Chartered Financial
                                                                 Analyst.

Cornelius J. Pings*               69                             President, Association
480 South Orange Grove Blvd.                                     of American Universities
#6                                                               (February 1993 July 1998);
Pasadena, CA 91105                                               Provost (from 1982 to January
                                                                 1993) and Senior Vice President for
                                                                 Academic Affairs (from 1981 to
                                                                 January 1993), University of
                                                                 Southern California; Trustee,
                                                                 Master Investment Trust, Series I
                                                                 (since 1995); former Trustee,
                                                                 Master Investment Trust, Series II
                                                                 (from 1995 to 1997); Director,
                                                                 Farmers Group, Inc. (insurance
                                                                 company) (since 1991).

William P. Carmichael             53                             Senior Vice President, Sara Lee
808 S. Garfield                                                  Corporation (1991 to 1993);
Hinsdale, IL  60521                                              Treasurer, Senior Vice President
                                                                 and Chief Financial Officer,
                                                                 Beatrice Company (1987 to 1990);
                                                                 Trustee, Time Horizon Fund
                                                                 (registered investment Company)
                                                                 (since 1995); Trustee, Pacific

                                         Position with
Name and Address                  Age    Company                 Principal Occupations
----------------                  ---    -------                 ---------------------


                                                                 Innovations Trust (since 1997)
                                                                 (registered investment company);
                                                                 Trustee, 231 Funds (1993 to 1995)
                                                                 (registered investment company).

Edward S. Bottum                  63     Director                Managing Director, Chase
c/o Chase Franklin Corporation                                   Franklin Corporation (venture
100 S. Wacker Drive                                              capital firm) (since 1990);
Suite 1140                                                       Trustee, Time Horizon Funds
Chicago, IL  60606                                               (since 1995); Trustee and
                                                                 Chairman, Pacific Innovations Trust
                                                                 (since 1997) (registered investment
                                                                 company); formerly Vice Chairman of
                                                                 Continental Bank N.A. (retired
                                                                 1990); formerly Trustee, 231 Funds
                                                                 (February 1993 to August 1995).

Stephen M. Wynne                  41     Vice President          Executive Vice President
Executive                                                        and Chief Accounting
Vice President,                                                  Officer (since 1993) and
PFPC Inc.                                                        Senior Vice President
400 Bellevue Parkway                                             and Chief Accounting
Wilmington, DE  19809                                            Officer (1991 to 1993), PFPC
                                                                 Inc.; Executive Vice President,
                                                                 PFPC International (since 1995);
                                                                 Vice President and Chief
                                                                 Accounting Officer, PNC
                                                                 Institutional Management Corp.
                                                                 (since 1987).

Robert Kelly                      29     Assistant               Accounting Manager, PFPC
80 Harcourt Street                       Treasurer               International (since 1996);
Dublin, Ireland                                                  Accountant, Oppenheimer Funds,
                                                                 Inc. (1992 to 1996).

Jay F. Nusblatt                   36     Treasurer               Vice President and
Vice President,                                                  Director of Fund
PFPC Inc.                                                        Accounting and
103 Bellevue Parkway                                             Administration, PFPC
Wilmington, DE  19809                                            Inc. (since 1993); formerly
                                                                 Assistant Vice President, Fund
                                                                 Plan Services, Inc. (1989 to
                                                                 1993).

W. Bruce McConnel, III            54     Secretary               Partner of the law firm
1345 Chestnut Street                                             of Drinker Biddle &
Philadelphia National Bank                                       Reath LLP.
Building, Suite 1100
Philadelphia, PA 19107

Gary M. Gardner                   46     Assistant               Chief Counsel-Mutual
Chief Counsel-Mutual                     Secretary               Funds, PNC Bank (since
Funds,                                                           1994); Associate General
PNC Bank                                                         Counsel, The Boston
1600 Market Street,                                              Company, Inc. (1992 to
28th Fl.                                                         1994); General Counsel,
Philadelphia, PA  19103                                          SunAmerica Asset Management Inc.
                                                                 (1986 to 1992).

                                         Position with
Name and Address                  Age    Company                 Principal Occupations
----------------                  ---    -------                 ---------------------

J. Robert Dugan                   32     Assistant               Counsel-Mutual Funds,
Counsel-Mutual Funds,                    Secretary               PNC Bank (since 1993);
PNC Bank                                                         Associate, Drinker
1600 Market Street                                               Biddle & Reath LLP
28th Fl.                                                         (1990 to 1993).
Philadelphia, PA  19103

*        "Interested Person" as defined in the Investment Company Act of 1940.
Dr. Pings is an "interested person" solely by reason of his position as President of the Company.

The Board has an audit committee, contract review committee, nominating committee and valuation committee. The audit committee is responsible for reviewing the results of the audit of the Company by its independent public accountant. The contract review committee is responsible for reviewing the performance of the Company's service providers in connection with the renewal of the Company's service contracts. The nominating committee is responsible for reviewing the credentials of proposed nominees for the Company's Board and for selecting and nominating those directors who are not "interested persons" (as defined in the 1940 Act) of the Company. The valuation committee is responsible for handling issues arising out of the pricing of securities.

              Each director is entitled to receive an annual fee of $60,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the Chairman of the Board receives an additional $40,000 per annum;
and Mr. Collins, a former director, in recognition of his years of service as President and Chairman of the Board, received an additional $40,000 per annum in recognition of his years of service to the Company until February 28, 1998; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services. Each director is also reimbursed for out of pocket expenses incurred as a director. The Funds, and each other fund of the Company, pays its proportionate share of these amounts based on relative net asset values.

              For the fiscal year ended February 28, 1998, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $393,644. Of that amount, $11,226 of directors' compensation was allocated to the Fund. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.

              Under the retirement plan approved by the Board of Directors, including a majority of its Directors who are not "interested persons" of the Company, a Director in office for the entire period from February 28, 1994 to March 18, 1998 who dies or resigns is entitled to receive ten annual payments each equal to the greater of (i) the "Applicable Percentage" set forth below of the annual Director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) the Applicable Percentage of the annual Director's retainer then in effect for Directors of the Company during the year of such payment:

                 Years of Service
              after February 28, 1994             Applicable Percentage*
              -----------------------             ----------------------
              Fewer than 5                                  0**
              5 but fewer than 6                            50
              6 but fewer than 7                            60
              7 but fewer than 8                            70
              8 but fewer than 9                            80
              9 but fewer than 10                           90
              10 or more                                   100

              Such Director is also entitled to receive an additional retirement benefit following his death or resignation equal to an additional percentage of the annual Director's retainer described above in this paragraph. The additional percentage equals one-half of the difference between 100 percent and the Director's Applicable Percentage. The Director's additional retirement benefit is paid at the same time and in the same manner as the regular retirement benefit.




------------------------

* For service that includes a fractional year, a Director's years of service is rounded to the nearest quarter of a year of service, and the Director's Applicable Percentage is rounded to the nearest 0.25%.

** A Director who either resigns in good standing or dies before completing five years of service as a director is assigned an Applicable Percentage of 50 percent.

The amount payable each year to a Director who dies or resigns is increased by $1,000 for each year of service that the Director served as Chairman of the Board since the Company's inception in 1982. The retirement benefit in which a Director has become vested may not be reduced by later Board action.

              In lieu of receiving ten annual payments, a Director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits to be paid by the Company within 45 days of the death or resignation of the Director. The present value of such benefits shall be calculated (i) based on the retainer that was payable by the Company during the year of the Director's death or resignation (and not on any retainer payable to Directors thereafter), and (ii) using the interest rate in effect as of the date of the Director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans.

              The obligation of the Company to pay benefits to a former Director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a Director (or former Director) other than by will, by the laws of descent and distribution, or by the Director's written designation of a beneficiary.

                  The following table sets forth (i) the aggregate compensation paid by the Company for the fiscal year ended February 28, 1998 to the Directors and (ii) the aggregate compensation paid to such Directors for services on the Company's Board and that of all other funds in the "Fund Complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

====================================================================================================================================
NAME OF PERSON/ POSITION           AGGREGATE                PENSION OR                ESTIMATED ANNUAL     TOTAL COMPENSATION FROM
                                   COMPENSATION FROM        RETIREMENT BENEFITS       BENEFITS UPON          REGISTRANT AND FUND
                                   THE COMPANY              ACCRUED AS PART OF        RETIREMENT             COMPLEX(2) PAID TO
                                                            FUND EXPENSES(1)                                      DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward S. Bottum (3)               Not Applicable           Not Applicable            Not Applicable               $29,125
Director
------------------------------------------------------------------------------------------------------------------------------------
William P. Carmichael (3)          Not Applicable           Not Applicable            Not Applicable               $27,625
Director
------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins(4)                      $46,750                  $16,199                   $50,500               $53,500
Director
------------------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher                       $36,750                  $23,195                   $37,500               $36,750
Vice Chairman of the Board
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Greeley(5)                      $36,750                  $16,220                   $37,500               $72,750
Director
------------------------------------------------------------------------------------------------------------------------------------
Kermit O. Hanson                          $35,750                  $28,422                   $   *  (6)            $40,250
Director
------------------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings(4)                     $69,250                  $26,984                   $40,500               $81,892
President and Chairman of
the Board
====================================================================================================================================

----------

(1) For the fiscal year ended February 28, 1998, the Company accrued on the part of all of the directors an aggregate of $284,393 in retirement benefits.

(2) The "Fund Complex" consists of the Company, Master Trust, Time Horizon Funds, Pacific Innovations Trust and Seafirst Retirement Funds (which were merged into the Company on June 23, 1997). Fees from the Time Horizon Funds are for the period from March 1, 1997 to February 28, 1998.

(3) Messrs. Bottum and Carmichael currently serve as Trustees of the Pacific Innovations Trust and Time Horizon Funds.

(4)      Mr. Collins and Dr. Pings also serve as Trustee for Master Trust.

(5) Mr. Greeley currently also serves as Trustee for the Time Horizon Funds, Pacific Innovations Trust and Master Trust.

(6)      Mr. Hanson served as Director until July 20, 1998. On July 20, 1998:
Mr. Hanson was entitled to retirement benefits of $170,995 (0.002%), $53,533 (0.002%), $7,516 (0.002%), $8,456 (0.002%), $12,527 (0.002%), $25,054 (0.002%),
$1,253 (0.002%), $626 (0.002%), $1,253 (0.002%), $626 (0.002%), $313 (0.002%),
$3,758 (0.002%), $1,253 (0.002%), $626 (0.002%), $1,253 (0.002%), $626 (0.002%),
$313 (0.002%), $3,758 (0.002%), $6,890 (0.002%), $4,384 (0.002%), $3,758
(0.002%), $11,588 (0.002%) and $626 (0.001%) from the Prime, Treasury, Treasury
Only, Government, Tax-Exempt Money, California Tax-Exempt Money Market, Intermediate Bond, Corporate Bond, U.S. Government Securities, Short-Term Government, National Municipal Bond, California Tax-Exempt Bond, Capital
Income, Asset Allocation, Aggressive Growth, Blue Chip and International Equity Funds, respectively. Bank of America has agreed to reimburse the Company $100,136 in the aggregate relating to these benefits.

INVESTMENT ADVISER

              Bank of America serves as investment adviser to the Asset Allocation Fund since commencement of its operations. In the Investment Advisory Agreement with the Fund, Bank of America has agreed to provide investment advisory services as described in the Prospectus. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Fund. In rendering its advisory services, Bank of America may utilize Bank of America' officers from one or more of the departments of Bank of America which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly owned subsidiaries and other affiliates of Bank of America or its parent corporation. In addition, the agreement also provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America' parent, BankAmerica; provided such employees are under the management of Bank of America.

              On April 13, 1998, BankAmerica Corporation ("BankAmerica") and NationsBank Corporation ("NationsBank") announced a definitive agreement to merge and form a new holding company to be named BankAmerica Corporation (the "Merger"). The Merger is anticipated to close by the end of 1998, however, it is subject to a number of approvals including shareholder and regulatory approvals.

              Prior to June 23, 1997 the Fund invested all of its assets in the Master Portfolio. On June 23, 1997 the Fund withdrew its assets from the Master Portfolio and invested them directly in securities. In addition, prior to June 23, 1997, Bank of America was entitled to receive an investment advisory fee at the annual rate of 0.55% of the average daily net assets of the Master Portfolio. During the period from June 24, 1997 through February 28, 1998 the Fund paid Bank of America .40% of the average daily net assets of the Fund. Effective March 1, 1998 for the services provided and expenses assumed pursuant to the investment advisory agreement, the Company has agreed to pay Bank of America fees, accrued daily and payable monthly, at the annual rate of .40% of the Fund's net assets. From time to time, Bank of America may voluntarily waive fees or reimburse the Fund for expenses.

              Except as noted below, for the fiscal years indicated Bank of America waived its entire advisory fee with respect to the Asset Allocation Fund (Asset Allocation Master Portfolio for periods prior to June 23, 1997) as follows:

               --------------------------------------------------------
                   Year Ended         Year Ended           Year Ended
                  February 28,       February 28,         February 29,
                      1998               1997                 1996
-----------------------------------------------------------------------
  Master            $650,191(1)       $1,046,406(1)        $913,660(1)
 Portfolio
-----------------------------------------------------------------------


-------------------

(1.) For the fiscal years ended February 28, 1998, February 28, 1997 and February 29, 1996, Bank of America waived $0, $735,797 and $720,259, respectively, in advisory fees with respect to the Master Portfolio.

              The Investment Advisory Agreement between Bank of America and the Company will be in effect until October 31, 1998, and will continue in effect with respect to the Fund from year to year thereafter only so long as such continuation is approved at least annually by
(i) the Board of Directors of the Company or the vote of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund, and
(ii) a majority of those directors of the Company who are not "interested persons," as defined in the 1940 Act, of any party to the Investment Advisory Agreement, acting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Investment Advisory Agreement is terminable with respect to the Fund at any time without penalty upon 60 days' written notice by the Board of Directors of the Company, by vote of the holders of a majority of the Fund's outstanding voting securities, or by Bank of America.

              See "Management - Administrator" for instances where the investment adviser is required to make expense reimbursements to the Master Portfolio.

              The Investment Advisory Agreement for the Fund provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of the investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION

                  The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.
                  Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Portfolios contemplated by the particular Investment Advisory Agreement, the Prospectuses, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a national bank may perform services comparable to those performed by Bank of America and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Portfolios or from continuing to purchase Fund shares for the accounts of its customers. (For a discussion of the Glass-Steagall Act in connection with the Company's Shareholder Service Plan, see "Plan Payments" in the Funds' Prospectuses.)
                  On the other hand, as described herein, the Funds are currently distributed by PDI. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Companies expect that Bank of America would consider the possibility of offering to perform some or all of the services now provided by PDI. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Companies expect that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by PDI. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by a particular Company's Board of Directors/Trustees.

ADMINISTRATOR

              Bank of America (the "Administrator") serves as the Fund's administrator. For the period from March 1, 1997 through September 15, 1997, the BISYS Group, Inc., through its wholly-owned subsidiary BISYS Fund Services, L.P. (collectively "BISYS"), served as administrator of the Fund. Prior to November 1, 1996, Concord Holding Corporation, an indirect, wholly-owned subsidiary of BISYS served as the Fund's and Master Portfolio's administrator ("Concord Holding").

              Unless sooner terminated, the Administration Agreement will continue in effect until October 31, 1999 and thereafter for successive periods of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of the Board of Directors of the Company who are not parties to the administration agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Fund. The Company's administration agreement is terminable at any time with respect to the Fund, without cause and without payment of any penalty, by vote of a majority of the Company's Board of Directors or by a vote of a majority of the outstanding voting securities of the Fund upon 60 days' written notice to the Administrator, or by the Administrator at any time, without payment of any penalty, upon 90 days' written notice to the Company. The agreement will immediately terminate in the event of its "assignment."

              The Company has agreed to pay the Administrator a fee for its services as Administrator, computed daily and payable monthly, at the annual rate of .15% of the average daily net assets of the Fund. The fee payable to the Administrator is not subject to reduction as the value of the Fund's net assets increases. From time to time, Bank of America may voluntarily waive fees or reimburse the Fund for expenses. Prior to June 23, 1997, BISYS or Concord Holding was entitled to receive an administration fee payable at the annual rate of 0.15% of the Asset Allocation Fund's average daily net assets and 0.05% of the Asset Allocation Master Portfolio's average daily net assets.

              During the period September 15, 1997 through February 28, 1998, the Fund paid Bank of America administration fees at the effective annual rate of .15% of the average daily net assets of the Fund.

              Except as noted below, for the fiscal years indicated, Bank of America, BISYS or Concord Holding waived its entire administration fee with respect to the Fund and the Master Portfolio as follows:

                     ---------------------------------------------------------
                                                 Year Ended       Year Ended
                             Year Ended           February         February
                         February 28, 1998        28, 1997         29, 1996
------------------------------------------------------------------------------
Asset Allocation             $258,691(1)          $41,432(2)       $19,909
Fund
------------------------------------------------------------------------------
Master Portfolio             $ 33,080             $94,685(2)       $83,060(3)
------------------------------------------------------------------------------

--------------------

(1.) For the fiscal year ended February 28, 1998, Bank of America waived $0 and BISYS waived $17,413 and $27,800 with respect to the Asset Allocation Fund and Asset Allocation Master Portfolio, respectively.

(2.) For the fiscal year ended February 28, 1997, BISYS or Concord Holding waived $41,432 and $66,954 with respect to the Asset Allocation Fund and Asset Allocation Master Portfolio, respectively.

(3.) For the fiscal year ended February 29, 1996, Concord Holding waived $65,491 in administration fees with respect to the Master Portfolio.

              Additionally, for the fiscal years indicated, Bank of America, BISYS or Concord Holding reimbursed the Fund for its operating expenses as follows:

                     ----------------------------------------------------
                         Year Ended        Year Ended        Year Ended
                        February 28,      February 28,      February 29,
                            1998              1997              1996
-------------------------------------------------------------------------
Asset Allocation             $0             $31,598           $192,545
Fund
-------------------------------------------------------------------------

              The Administrator will bear all expenses in connection with the performance of its services under the administration agreement with the exception of the fees charged by PFPC, for certain fund accounting services which are borne by the Fund. See "General Information--Custodian, Accounting Agent and Transfer Agent" below. Expenses borne by the Fund include taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or the Administrator or their subcontractors or any of their affiliates, SEC fees and state securities registration and qualification fees, advisory fees, fees payable to shareholder organizations, fees for special management services, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses, or any supplement or amendment thereto, necessary for the continued effective registration of shares under the 1933 Act or state securities laws, costs of printing and distributing any Prospectus, supplement or amendment thereto for existing shareholders, cost of shareholders' reports and corporate meetings and any extraordinary expenses. Certain shareholder servicing fees in connection with the Company's shares are also paid by the Company. See "Distributor and Plan Payments."

              The administration agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the performance of the administration agreement, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties under the administration agreement.

              The Administrator may from time to time employ such person or persons as it may believe to be particularly fitted to assist in the performance of the administration agreement; provided, however, that the compensation of such person or persons shall be paid by the Administrator and the Administrator shall be as fully responsible to the Company for the acts and omissions of any subcontractor as it is for its own acts and omissions. PFPC provides the Fund with certain accounting services pursuant to a separate fund accounting services agreement with the Administrator. Under the fund accounting services agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Fund. The monthly fees charged by PFPC under the fund accounting services agreement are borne by the Fund.

              The Administrator has also entered into an agreement with PFPC to provide certain sub-administration services to the Fund as described in the Prospectus. The monthly fees charged by PFPC for these services under the sub-administration agreement are borne by the Administrator.

                  PFPC International Ltd. may assign its rights and delegate its duties under its Administration and Accounting Services Agreement to any wholly-owned direct or indirect subsidiary of PNC Bank, N.A. or PNC Bank Corp., provided, however that PFPC International Ltd. shall be as fully responsible to Master Trust for the acts and omissions of any delegate as PFPC International Ltd. is for its own acts and omissions.

DISTRIBUTOR AND PLAN PAYMENTS

              Provident Distributors, Inc. acts as distributor of the shares of the Company. Shares are sold on a continuous basis by the Distributor. Prior to September 15, 1997, Concord Financial Group, Inc. ("CFG"), a wholly owned subsidiary of BISYS, acted as distributor for the Fund.

              The Distributor has agreed to use its best efforts to effect sales of shares of the Fund although it is not obliged to sell any certain number of shares. The distribution agreement became effective September 15, 1997 and, unless sooner terminated, shall continue in effect with respect to the Fund until October 31, 1999. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually by (a) a vote of a majority of those members of the Board of Directors of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Fund as to which the distribution agreement is effective; provided, however, that the distribution agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by a vote of a "majority of the outstanding voting securities" of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to the Company. The agreement will automatically and immediately terminate in the event of its "assignment."

              For the fiscal years indicated PDI or CFG received sales loads in connection with the purchase of shares of the Fund as follows:

                        --------------------------------------------------------
                                               Amount Of        Amount of Total
                           Total Sales           Total            Sales Load
                              Load            Sales Load          Retained By
                           Received By         Retained          Affiliates Of
                           PDI or CFG        By PDI or CFG      Bank of America
--------------------------------------------------------------------------------
Fiscal Year Ended           $ 92,800            $10,024             $80,281
February 28, 1998
--------------------------------------------------------------------------------
Fiscal Year Ended           $421,000            $47,026            $373,436
February 28, 1997
--------------------------------------------------------------------------------
Fiscal Year Ended           $642,818(1)         $69,818            $569,332
February 29, 1996
================================================================================

--------------------

(1)     Balance was paid to selling dealers.

              The following table shows all sales loads, commissions and other compensation received by PDI or CFG directly or indirectly from the Fund during its fiscal year ended February 28, 1998.

                ----------------------------------------------------------------------------
                                                          Brokerage
                        Net            Compensation      Commissions
                   Underwriting       on Redemption     In Connection
                   Discounts and           and            With Fund             Other
                  Commissions(1)        Repurchase       Transactions      Compensation(2)
--------------------------------------------------------------------------------------------
Asset
Allocation
Fund                  $10,024              $ 0               $ 0               $85,196
--------------------------------------------------------------------------------------------

--------------------

(1)      Represents amounts received from front-end sales charge on A
         Shares.

(2) Represents the total of (i) amounts paid to Bank of America, BISYS or Concord for administrative services provided to the Fund (see "Management of the Company-Administrator" above) and (ii) payments made under the Shareholder Services Plan, Distribution Plan and Administrative and Shareholder Services Plan (see discussion in next section) and retained by CFG.

              The Shareholder Services Plan. Pacific Horizon has adopted separate Shareholder Services Plans (the "Plans") for SRF Shares and A Shares, under which SRF Shares and A Shares of each Fund reimburse the Distributor for shareholder servicing fees the Distributor pays to Service Organizations. The fees paid under the Shareholder Services Plan for A Shares are in addition to the sales loads on A Shares described above and in the Prospectus. Under the Plans for A and SRF Shares, the Company pays the Distributor, with respect to the Fund, for (a) non-distribution shareholder services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including, but not limited to shareholder servicing provided by the Distributor at facilities dedicated for Company use, provided such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Fund, and (b) fees paid to Service Organizations (which may include the Distributor itself) for the provision of support services for shareholders for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship ("Clients").

              Support services provided by Service Organizations may include, among other things: (i) establishing and maintaining accounts and records relating to Clients that invest in Fund shares; (ii) processing dividend and distribution payments from the Fund on behalf of Clients; (iii) providing information periodically to Clients regarding their positions in shares; (iv) arranging for bank wires; (v) responding to Client inquiries concerning their investments in Fund shares; (vi) providing the information to the Fund necessary for accounting or subaccounting; (vii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (viii) assisting in processing exchange and redemption requests from Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; and (x) providing such other similar services.

              The Plan provides that the Distributor is entitled to receive payments for expenses on a monthly basis, at an annual rate not exceeding .25% of the average daily net assets of the SRF Shares or A Shares of the Fund, as the case may be, during such month for shareholder servicing expenses. The calculation of the Fund's average daily net assets for these purposes does not include assets held in accounts opened via a transfer of assets from trust and agency accounts of Bank of America. Further, payments made out of or charged against the assets of the Fund must be in payment for expenses incurred on behalf of the Fund.

              If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under a Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

              For the fiscal year ended February 28, 1998, the A Shares of the Fund were charged the following amounts pursuant to the Shareholder Service
Plan:

               -----------------------------------------------------------
                                                            Amount of
                                      Amount of               Total
                                        Total              Shareholder
                                     Shareholder           Service Fee
                    Total            Service Fee          Paid To Bank
                 Shareholder           Paid To         of America and its
                 Service Fee          PDI or CFG           affiliates

--------------------------------------------------------------------------
Asset              $103,328             $3,724               $86,340
Allocation
Fund
--------------------------------------------------------------------------

(1)      $401 was paid to PDI and $3,323 was paid to CFG.

              For the fiscal year ended February 28, 1997, the A Shares of the Fund were charged the following amounts pursuant to the Plan:

                 ---------------------------------------------------------------------
                                                                         Amount of
                                    Amount of         Amount of            Total
                                      Total             Total           Shareholder
                                   Shareholder       Shareholder        Service Fee
                     Total         Service Fee       Service Fee          Paid to
                  Shareholder      Paid To PDI       Paid To Bank      Affiliates of
                  Service Fee        or CFG           of America      Bank of America
--------------------------------------------------------------------------------------
Asset               $68,548          $2,735               $0               $64,576
Allocation
Fund
--------------------------------------------------------------------------------------

              For the fiscal year ended February 29, 1996, the A Shares of the Fund were charged the following amounts pursuant to the Shareholder Service
Plan:

                 ---------------------------------------------------------------------
                                                                         Amount of
                                    Amount of         Amount of            Total
                                      Total             Total           Shareholder
                                   Shareholder       Shareholder        Service Fee
                     Total         Service Fee       Service Fee          Paid to
                  Shareholder        Paid To         Paid To Bank      Affiliates of
                  Service Fee      PDI or CFG         of America      Bank of America
--------------------------------------------------------------------------------------
Asset               $33,182            $0                 $0                 $0
Allocation         [$33,182
Fund                waived]
--------------------------------------------------------------------------------------

              Payments for shareholder service expenses under the Plans are not subject to Rule 12b-1 (the "Rule") under the 1940 Act. Pursuant to the Plan, the Distributor provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the Plan provides that the selection and nomination of the directors of the Company who are not "interested persons" thereof have been committed to the discretion of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plan (or related servicing agreements) (the "Non-Interested Plan Directors").

              The Company understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of A Shares. These fees would be in addition to any amounts which might be received under the Plan. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

              The Company's Board of Directors has concluded that the Plan will benefit the Fund and its A shareholders. The Plan is subject to annual reapproval by a majority of the Non-Interested Plan Directors and is terminable at any time with respect to the Fund by a vote of a majority of such Directors or by vote of the holders of a majority of the A Shares of the Fund. Any agreement entered into pursuant to the Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the A Shares of the Fund, by the Distributor or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

              The Distribution and Services Plan and Distribution Plan and Administrative and Shareholder Services Plan. Bank of America is entitled to payment from the Company for distribution and service fees pursuant to the Distribution and Services Plan adopted on behalf of the B Shares and the Distributor is entitled to payment for distribution fees pursuant to the Distribution Plan adopted on behalf of K Shares. Under the Distribution and Services Plan and Distribution Plan, the Company may pay the Bank of America or the Distributor for: (a) direct out-of-pocket promotional expenses incurred by Bank of America or the Distributor in advertising and marketing B and K Shares;
(b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for B and K Shares; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current B and K shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to a Fund's B and K Shares beneficially owned by customers for whom the Distribution Organization is the Distribution Organization of record or holder of record of such B and K Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder. With respect to B and K Shares, payments under the Distribution Plan are not intended for distribution services to the extent they are not permitted under the Employee Retirement Income Security Act of 1974, as amended.

              Pursuant to the Distribution and Services Plan with respect to B Shares and Administrative and Shareholder Services Plan with respect to K Shares, the Company may also pay securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, a "Service Organization") for support services provided with respect to its Client's B and K Shares. Administrative and shareholder services provided may include some or all of the following: (i) processing dividend and distribution payments from a Fund on behalf of its Clients; (ii) providing statements periodically to its Clients showing their positions in B and K Shares; (iii) arranging for bank wires; (iv) responding to routine client inquiries concerning their investment; (v) providing the information to the Fund necessary for accounting or sub-accounting; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its Clients;
(vii) aggregating and processing purchase, exchange, and redemption requests from its Clients and placing net purchase, exchange, and redemption orders for its Clients; (viii) establishing and maintaining accounts and records relating to Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; or (x) other similar services if requested by the Company.

              The Distribution and Services Plan provides that Bank of America is entitled to receive payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding B Shares. Not more than 0.25% of such net assets will be used to compensate service organizations for personal services provided to B Shareholders, and/or the maintenance of such shareholders' accounts and not more than 0.75% of such net assets of B Shares will be used for promotional and other primary distribution activities.

              The Distribution Plan provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 0.75% of the average daily net assets during such month of the outstanding K Shares. In addition, under the Administrative and Shareholder Services Plan, the Distributor is entitled to receive payments on a monthly basis for administrative services and shareholder services at an annual rate not exceeding 0.75% and 0.25%, respectively, of the average daily net assets during such month of the outstanding K Shares. The total of all 12b-1 fees, administrative service and shareholder service fees may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of the Fund's K Shares. However, it is expected that during the current Fiscal Year, such fees will not exceed 0.75% of the average net assets of the K Shares.

              Payments made out of or charged against the assets of a particular class of shares of the Fund must be in payment for expenses incurred on behalf of that class.

              Payments for distribution expenses under the Distribution Plan and Distribution and Services Plan (collectively, the "12b-1 Plans") are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of [Company] shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plans provide that a written report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the 12b-1 Plans provide that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval and that other material amendments of the 12b-1 Plans must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plans, or in any agreements entered into in connection with the 12b-1 Plans, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Directors"). The selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the Non-Interested Plan Directors.

              The Company's Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plans and the Administrative and Shareholder Services Plan will benefit the Fund and its B and K shareholders. The 12b-1 Plans and the Administrative and Shareholder Services Plan are subject to annual reapproval by a majority of the Company's Board of Directors, including a majority of the Non-Interested Plan Directors and are terminable without penalty at any time with respect to the Fund by a vote of a majority of the Non-Interested Plan Directors or by vote of the holders of a majority of the outstanding B and K Shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans and the Administrative and Shareholder Services Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the outstanding B and K Shares of the Fund, or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

              If in any month Bank of America or the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while a Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month Bank of America or the Distributor does not expend the entire amount then available under a Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by Bank of America or the Distributor to permit future payment. However, any unpaid amounts or credits due under a Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

              For the fiscal year ended February 28, 1998, the K Shares of the Fund were charged the following amounts pursuant to the Administrative and Shareholder Service Plan:

                --------------------------------------------------------

                                                           Amount of
                                        Amount of            Total
                                          Total         Administrative
                                     Administrative           and
                       Total               and            Shareholder
                  Administrative       Shareholder        Service Fee
                        and            Service Fee       Paid To Bank
                    Shareholder          Paid To          of America
                    Service Fee        PDI or CFG       and Affiliates
------------------------------------------------------------------------
Asset                 $2,466             $464               $0
Allocation
Fund
------------------------------------------------------------------------

(1)      $464 was paid to BISYS and $0 was paid to CFG.

              For the fiscal year ended February 28, 1998, the K Shares of the Fund were charged the following amounts pursuant to the Distribution Plan:

                -------------------------------------------------
                                                    Amount of
                                                   Total 12b-1
                                  Amount of        Fee Paid To
                                 Total 12b-1         Bank of
                   Total         Fee Paid To         America
                 12b-1 Fee       PDI or CFG      and Affiliates
-----------------------------------------------------------------
Asset             $4,923           $929              $0
Allocation
Fund
-----------------------------------------------------------------

(1)      $0 was paid to PDI and $929 was paid to BISYS.

              For the fiscal year ended February 28, 1997, the K Shares of the Fund were charged the following amounts pursuant to the Administrative Shareholder Service Plan:

              -----------------------------------------------------------------------------
                                                                              Amount of
                                                                                Total
                                       Amount of          Amount of        Administrative
                                         Total              Total                and
                                    Administrative     Administrative        Shareholder
                     Total                and                and             Service Fee
                Administrative        Shareholder        Shareholder           Paid to
                      and             Service Fee        Service Fee        Affiliates of
                  Shareholder           Paid To         Paid To Bank           Bank of
                  Service Fee             CFG            of America            America
-------------------------------------------------------------------------------------------
Asset                $1506                $0                 $0                  $0
Allocation
Fund
-------------------------------------------------------------------------------------------

              For the fiscal year ended February 28, 1997, the K Shares of the Fund were charged the following amounts pursuant to the Distribution Plan:

              ------------------------------------------------------------------------
                                                     Amount of          Amount of
                                    Amount of       Total 12b-1        Total 12b-1
                                   Total 12b-1      Fee Paid To        Fee Paid to
                    Total          Fee Paid To        Bank of         Affiliates of
                  12b-1 Fee            CFG            America        Bank of America
--------------------------------------------------------------------------------------
Asset              $1,000            $501               $0                  $0
Allocation      [$499 waived]
Fund
--------------------------------------------------------------------------------------

              No K Shares were outstanding for the fiscal year ended February 28, 1996. As of February 28, 1998, no B Shares were outstanding.

              During the fiscal year ended February 28, 1998, all amounts paid under the Distribution Plan were paid as compensation to broker/dealers.

YIELD AND TOTAL RETURN

              From time to time, the yields and the total returns of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. From time to time, the investment adviser may enter into alliances with retirement plan sponsors, including The Legend Group, and the Fund may in its advertisements and sales literature include a discussion of certain attributes and benefits to be derived from its relationship which such retirement plan sponsors. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling (800) 346-2087.

              Yield Calculations. The yield for the respective share classes of the Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share (including the maximum front-end sales charge of an A Share) on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period with respect to a particular class is based on the average daily number of shares outstanding in the class during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period attributable to that class, net of reimbursements. This calculation can be expressed as follows:

                                      a-b
                         Yield = 2 [(----- + 1)(6 power) - 1]
                                      cd

         Where:  a = dividends and interest earned during the period.

                 b = expenses accrued for the period (net of reimbursements).

                 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                 d = maximum offering price per share on the last day of the period.

              For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities is recognized by accruing 1/360 of the stated dividend rate of the security each day. Except as noted below, interest earned on debt obligations is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

              Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

              With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

              Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. The Fund's maximum offering price per share for purposes of the formula includes the maximum sales load imposed by the Fund on A Shares - currently 4.50% of the per share offering price.

              Based on the foregoing calculations, the 30-day yields of the A Shares of the Fund (after fee waivers and expense reimbursements) for the 30 day period ended February 28, 1998 was 2.22%.

              Based on the foregoing calculations, the 30-day yields of the K Shares of the Fund (after fee waivers and expense reimbursements) for the 30-day period ended February 28, 1998 was 1.85%.

              Total Return Calculations. The Fund computes its average annual total returns separately for its separate share classes by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                        ERV (1/n power)
                                 T = [(----)            - 1]
                                         P

                      Where: T = average annual total return.

                           ERV = ending redeemable value at the end of the
                                 period covered by the computation of a
                                 hypothetical $1,000 payment made at the
                                 beginning of the period.

                             P = hypothetical initial payment of $1,000.

                             n = period covered by the computation, expressed in
                                 terms of years.

              The Fund computes its aggregate total returns separately for its separate share classes by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                                               ERV
                   aggregate total return = [(----- - 1)]
                                                P

              The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Fund's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales load charged in connection with the purchase of A Shares.

              Based on the foregoing calculations, the 1) average annual total returns, and 2) the aggregate total returns for the A Shares of the Fund for the year or period indicated were as follows:

               -------------------------------------
                       Average Total Returns
               -------------------------------------
                                     Period From
                                    Commencement
                   One-Year        Of Operations(1)
                 Period Ended         Through
                 February 28,       February 28,
                     1998               1998
----------------------------------------------------
Asset
Allocation
Fund (after
fee waivers)*       17.55%             14.78%
----------------------------------------------------

--------------------

(1)     The Fund commenced investment operations on January 18, 1994.

               ------------------------------------
                     Aggregate Total Returns
               ------------------------------------
                                    Period From
                                    Commencement
                   One-Year        Of Operations
                 Period Ended         Through
                 February 28,      February 28,
                     1998              1998
---------------------------------------------------
Asset
Allocation
Fund (after
fee waivers)*     17.55%              76.38%
---------------------------------------------------

              Based on the foregoing calculations, the 1) average annual total returns, and 2) the aggregate total returns for the K Shares of the Fund for the year or period indicated was as follows:

                 -------------------------------------
                        Average Total Returns
                 -------------------------------------
                                         Period From
                                        Commencement
                     One-Year          Of Operations
                   Period Ended           Through
                   February 28,         February 28,
                       1998                 1998
------------------------------------------------------
Asset
Allocation
Fund (after
fee waivers)*         22.10%               15.83%
------------------------------------------------------

------------------------



                 -------------------------------------
                        Aggregate Total Returns
                 -------------------------------------
                                        Period From
                                        Commencement
                     One-Year          Of Operations
                   Period Ended           Through
                   February 28,         February 28,
                       1998                 1998
------------------------------------------------------
Asset
Allocation
Fund* (after
fee waivers)          22.10%              83.16%
------------------------------------------------------

-------------------

* The Fund commenced operations on January 18, 1994. Performance prior to November 11, 1996 is represented by A Shares of the Fund. On that date, K Shares commenced operations. K Shares, unlike A Shares, are sold without a front-end sales load but have an ongoing .75% distribution or administrative service fee which would have reduced performance if reflected.

         The Fund may also advertise total return data without reflecting sales charges in accordance with the rules of the SEC. Quotations which do not reflect the sales load will, of course, be higher than quotations which do.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

              The Company is an open-end management investment company organized as a Maryland corporation on October 27, 1982. The Company's Charter authorizes the Board of Directors to issue up to four hundred billion full and fractional common shares. Pursuant to the authority granted in the Charter, the Board of Directors has authorized the issuance of twenty-two classes of stock, Classes A through W Common Stock, $.001 par value per share, representing interests in twenty-two separate investment portfolios. Class O represents interests in the A Shares of the Asset Allocation Fund, Class O -- Special Series 3 represents interests in the B Shares of the Asset Allocation Fund; Class O -- Special Series 5 represents interests in the K Shares of the Asset Allocation Fund and Class O -- Special Series 7 represents interests in the SRF Shares of the Asset Allocation Fund. The Company's charter also authorizes the Board of Directors to classify or reclassify any particular class of the Company's shares into one or more series.

              Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information."

              Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or other applicable law or when permitted by the Board of Directors. Shares have cumulative voting rights to the extent they may be required by applicable law.

              Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of each of the Company's funds in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular Funds.

              Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT

              The Company has appointed PNC Bank, National Association, 1600 Market Street, Philadelphia, PA 19103 ("PNC") as custodian for the Fund. PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809, provides the Fund with certain accounting services pursuant to a Fund Accounting Services Agreement with the Administrator. Both PNC and PFPC, which is located at 103 Bellevue Parkway, Wilmington, Delaware 19809, are wholly owned subsidiaries of PNC Bancorp., a bank holding company. Under the fund accounting services agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Company. The monthly fees charged by PFPC under the fund accounting servicing agreement are borne by the Fund. As custodian of the assets of the Fund, PNC (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and disburses portfolio securities; (iii) makes receipts and disbursements of money,
(iv) collects and receives income and other payments and distributions on account of portfolio securities, (v) responds to correspondence from security brokers and others relating to their respective duties and (vi) makes periodic reports concerning its respective duties.

              PFPC Inc., P.O. Box 8968, Wilmington, Delaware 19899-8968 serves as transfer and dividend disbursing agent for the Fund. Prior thereto, BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, a wholly owned subsidiary of BISYS, served as transfer and dividend disbursing agent for the Fund.

COUNSEL

              Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, is a partner), 1345 Chestnut Street, Philadelphia, PA 19107, serves as counsel to the Company and will pass upon the legality of the shares offered hereby.

INDEPENDENT ACCOUNTANTS

              Pricewaterhouse Coopers LLP, representing the combined firms of Price Waterhouse LLP and Coopers & Lybrand L.L.P., independent accountants, with offices at 1177 Avenue of the Americas, New York, New York, has been selected as independent accountants of the Fund for the fiscal year ended February 28, 1999.

REPORTS

              Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations, and annual financial statements together with the reports of the Fund, audited by the independent accountants.

MISCELLANEOUS

              As used in the Prospectus and this Statement of Additional Information, a "vote of a majority" of the outstanding shares or interests of the Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares or interests of the Fund or (b) 67% of the shares or interests of the Fund present at a meeting at which more than 50% of the outstanding shares or interests of the Fund are represented in person or by proxy.


PRINCIPAL HOLDERS OF SECURITIES

As of June 5, 1998, the officers and directors of the Company collectively owned less than 1% of the outstanding shares of any class of the Funds.

As of June 5, 1998, the following entities were known by the Funds to own 5% or more of the outstanding shares of any class of the Funds:

                                                                                                  PERCENT OF
                                                                   NUMBER OF                     OUTSTANDING
                                                                  SHARES HELD                  SHARES OF CLASS
                                                             --------------------              ---------------
PRIME FUND -- PACIFIC HORIZON SHARES
BA Investment Services, Inc.                                   2,112,267,667.780                     80.6%

FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                   259,888,898.200                      9.9%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

PRIME FUND -- HORIZON SHARES
Bank of America NT&SA                                            815,409,324.970                     31.3%
Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

William Barron Hilton                                            311,526,000.000                     11.9%
Charitable Remainder Trust
9336 Civic Center Drive
Beverly Hills, CA 90210

PRIME FUND -- HORIZON SERVICE SHARES
Bank of America NT&SA                                            934,160,388.770                     25.0%
Financial Management and Trust Services
P.O. Box 513577 -- Terminal Annex
Los Angeles, CA 90051

BA Investment Services, Inc.                                     310,996,075.190                      8.3%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

Security Pacific Cash Management                                 708,728,100.000                     19.0%
c/o Bank of America
1850 Gateway Blvd.
Concord, CA 94520

PRIME FUND -- X SHARES
BA Investment Services, Inc.                                     528,249,277.05                      50.9%
FBO Customers
Unit 17852

P.O. Box 7042
San Francisco, CA 94120

PRIME FUND -- Y SHARES
BA Arizona                                                         8,049,762.200                      5.5%
2044 Franklin Street
Oakland, CA 94612

Bank of America-California                                         7,500,000.000                      5.1%
2044 Franklin Street
Oakland, CA 94612

Karsten Manufacturing Corporation                                  8,149,580.350                      5.6%
2201 West Desert Cove
Phoenix, AZ 85029

PRIME FUND -- S SHARES
BA Investment Services, Inc.                                     803,285,361.970                     99.2%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TREASURY FUND -- PACIFIC HORIZON SHARES
HARE & Co., Bank of New York                                      64,553,129.890                     20.9%
and Short Term Investment Funds
One Wall Street
New York, NY 10286

BA Investment Services, Inc.                                     192,584,335.900                     62.4%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TREASURY FUND -- HORIZON SHARES
Bank of America NT&SA                                            227,462,997.510                     32.4%
Private Banking
Attn: Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

HARE & Co                                                        164,326,526.330                     23.4%
c/o Bank of New York

One Wall Street, 5th Floor
New York, NY 10286

KPMG Peat Marwick LLP                                             51,000,000.000                      7.3%
3 Chestnut Ridge Road
Montvale, NJ 07645

Los Angeles Department of Airports                                42,557,369.150                      6.1%
515 South Flower Street
Los Angeles, CA 90071

Century Theatres Inc.                                             47,096,226.750                      6.7%
150 Pelican Way
San Rafael, CA 94901

TREASURY FUND -- HORIZON SERVICE SHARES
Security Pacific Cash Management                                 199,484,100.000                     11.3%
c/o Bank of America
1850 Gateway Blvd.
Concord, CA 94520

Bank of America FM&TS                                            368,064,376.550                     20.8%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

TREASURY FUND -- X SHARES
BA Investment Services, Inc.                                      12,694,320.760                      5.3%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

Bank of America California                                        32,000,000.000                     13.5%
2044 Franklin Street
Oakland, CA 94612

TREASURY FUND -- Y SHARES
Bank of America California                                         5,000,000.000                      6.6%
2044 Franklin Street
Oakland, CA 94612

BA Arizona                                                         7,700,404.480                     10.2%
2044 Franklin Street

Oakland, CA 94612

BA Nevada                                                          6,071,336.580                      8.0%
2044 Franklin Street
Oakland, CA 94612

CCC TA Welfare Benefit Trust                                       5,736,144.850                      7.6%
2950 E. Rochelle Ave
Las Vegas, NV 89121

Collectron AZ                                                      4,051,866.650                      5.4%
P.O. Box 1931
Nogales, AZ 85628

Sunclipse Inc.                                                     4,191,584.710                      5.6%
6600 Valley View Street
Buena Park, CA 90620

TREASURY ONLY FUND -- PACIFIC HORIZON SHARES
HARE & Co., Bank of New York and Short                            22,854,225.010                     12.1%
Term Investment Funds
One Wall Street
New York, NY 10286

BA Investment Services, Inc.                                     101,186,129.680                     53.4%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                    59,850,049.120                     31.6%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TREASURY ONLY FUND -- HORIZON SHARES
Bank of America Illinois                                           4,334,149.550                     13.6%
231 S. LaSalle Street
Chicago, IL 60697

Bank of America NT&SA                                             22,854,051.990                     71.5%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex

Los Angeles, CA 90051

City and County of San Francisco                                   4,100,243.250                     12.8%
Mayors Office of Community
25 Van Ness Avenue, Suite 700
San Francisco, CA 94102

TREASURY ONLY FUND -- HORIZON SERVICE SHARES
Bank of America NT&SA                                             52,896,546.290                     24.3%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

BA Investment Services, Inc.                                      17,371,255.110                      8.0%
FBO Customers
P.O. Box 7042
San Francisco, CA 94120

The Emerson U. and Erika J. Glazer Trust                          12,364,024.280                      5.7%
3 Del Amo Fashion Center
Torrance, CA 90503

GOVERNMENT -- PACIFIC HORIZON SHARES
Wall Data Inc.                                                    14,657,467.680                      9.2%
11332 NE 122nd Way
Kirkland, WA 98034

HARE & Co., Bank of New York and Short                             8,707,595.120                      5.5%
Term Investment Funds
One Wall Street
New York, NY 10286

BA Investment Services, Inc.                                      93,865,900.070                     59.1%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                    24,813,941.710                     15.6%
FBO Customers
P.O. Box 7042
San Francisco, CA 94120

GOVERNMENT FUND -- HORIZON SHARES

Skinner Corporation                                               11,294,088.600                      5.1%
1326 Fifth Avenue, Suite 711
Seattle, WA 98101

New York New York Hotel LLC                                       12,847,712.880                      5.8%
3790 Las Vegas Boulevard South
Las Vegas, NV 89109

Sletton Construction of Nevada Inc.                               12,607,585.140                      5.7%
P.O. Box 93776
Las Vegas, NV 89193

GOVERNMENT FUND -- HORIZON SERVICE SHARES
Bank of America NT&SA                                             35,965,540.250                     80.6%
Trust, Financial Management & Trust Services
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

Security Pacific Cash Management                                   6,619,300.000                     14.8%
c/o Bank of America
1850 Gateway Blvd
Concord, CA 94520

TAX EXEMPT MONEY FUND -- PACIFIC HORIZON SHARES
BA Investment Services, Inc.                                     124,277,308.400                     94.6%
FBO Customers Unit 17852
P.O. Box 7042
San Francisco, CA 94120

TAX EXEMPT MONEY FUND -- HORIZON SHARES
Bank of America NT&SA                                            308,877,964.040                     94.5%
The Private Bank
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

TAX EXEMPT MONEY FUND -- HORIZON SERVICE SHARES
BA Investment Services, Inc.                                      29,904,479.330                     11.5%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

Bank of America                                                  117,932,621.380                     65.1%
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

TAX EXEMPT MONEY FUND -- S SHARES
BA Investment Services, Inc.                                      35,815,756.430                    100.0%
FBO Customers
P.O. Box 7042
San Francisco, CA 94120

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
 -- PACIFIC HORIZON SHARES
BA Investment Services, Inc.                                     300,327,896.900                     54.2%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

BancAmerica Robertson Stephens                                   232,178,555.240                     41.9%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
 -- HORIZON SERVICE SHARES
Bank of America NT&SA                                            326,393,595.930                     55.0%
Attn: Common Trust Funds Unit
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

BA Investment Services, Inc.                                     175,398,911.420                     29.6%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
 -- X SHARES
BA Investment Services, Inc.                                      25,836,568.320                    100.0%
FBO Customers
Unit 17852
P.O. Box 7042

San Francisco, CA 94120

CALIFORNIA TAX EXEMPT MONEY MARKET FUND
 -- S SHARES
BA Investment Services, Inc.                                     227,376,082.980                    100.0%
FBO Customers
Unit 17852
P.O. Box 7042
San Francisco, CA 94120

INTERMEDIATE BOND FUND -- A SHARES
PACO -- Attn: Mutual Funds                                           544,191.036                     12.1%
P.O. Box 513577
Los Angeles, CA 90051

Bank of America NT&SA                                              2,347,781.402                     52.2%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

PACO                                                                 475,408.464                     10.6%
P.O. Box 513577
Los Angeles, CA 90051

INTERMEDIATE BOND FUND -- K SHARES
Corelink Financial, Inc.                                              46,135.414                    100.0%
P.O. Box 4054
Concord, CA 94524

INTERMEDIATE BOND FUND -- SRF SHARES
Seafirst Bank                                                      3,080,718.572                    100.0%
FBO Retirement Services
P.O. Box 84248
Seattle, WA 98124

CORPORATE BOND FUND -- A SHARES
PACO                                                                 206,707.063                      8.1%
Attn: Mutual Funds
P.O. Box 513577
Los Angeles, CA 90051

Bank of America NT&SA                                                477,339.651                     18.8%
The Private Bank
Attn: Common Trust Funds Unit 38329

P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

FLEXIBLE INCOME (FORMERLY CORPORATE BOND) FUND -- K SHARES
Corelink Financial, Inc.                                              23,543.085                    100.0%
P.O. Box 4054
Concord, CA 94524

U.S. GOVERNMENT SECURITIES FUND -- K SHARES
Corelink Financial, Inc.                                             116,153.211                    100.0%
P.O. Box 4054
Concord, CA 94524

SHORT-TERM GOVERNMENT FUND -- A SHARES
Bank of America NT&SA                                              3,156,142.163                     83.8%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

CALIFORNIA MUNICIPAL (FORMERLY, CALIFORNIA
  TAX-EXEMPT) BOND FUND -- A SHARES
Bank of America NT&SA                                              3,044,994.685                      9.6%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

CAPITAL INCOME FUND -- K SHARES
Corelink Financial, Inc.                                             150,245.252                     88.5%
P.O. Box 4054
Concord, CA 94524

ASSET ALLOCATION FUND -- A SHARES
Corelink Financial, Inc.                                             260,091.341                      8.1%
P.O. Box 4054
Concord, CA 94524

Bank of America NT&SA                                                272,916.571                      8.5%
FBO PACO
Attn: Mutual Funds Unit
P.O. Box 3577
Terminal Annex

Los Angeles, CA 90051

Vanguard Fiduciary Trust Company                                     184,535.325                      5.8%
Kirkland and Ellis Defined
 Contribution Retirement Plan
P.O. Box 2600
Valley Forge, PA 19482

ASSET ALLOCATION FUND -- K SHARES
Corelink Financial, Inc.                                              63,480.863                    100.0%
P.O. Box 4054
Concord, CA 94524

ASSET ALLOCATION -- SRF SHARES
Seafirst Bank                                                     11,668,940.795                    100.0%
FBO Retirement Services
P.O. Box 84248
Seattle, WA 98124

AGGRESSIVE GROWTH FUND - A SHARES
PACO - Attn: Mutual Funds                                            491,251.531                      5.3%
P.O. Box 513577
Los Angeles, CA 90051

AGGRESSIVE GROWTH FUND -- K SHARES
Corelink Financial Inc.                                              161,757.766                    100.0%
P.O. Box 4054
Concord, CA 94524

BLUE CHIP FUND -- A SHARES
Bank of America NT&SA                                                901,809.695                      7.6%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 513577
Terminal Annex
Los Angeles, CA 90051

BLUE CHIP FUND -- K SHARES
Corelink Financial Inc.                                              250,051.579                     99.5%
P.O. Box 4054
Concord, CA 94524

BLUE CHIP FUND -- SRF SHARES
Seafirst Bank                                                     13,956,166.970                    100.0%
FBO Retirement Services
P.O. Box 84248

Seattle, WA 98124

INTERNATIONAL EQUITY FUND -- A SHARES
PACO                                                                 789,867.260                     18.9%
Attn: Mutual Funds
P.O. Box 513577
Los Angeles, CA 90051

Bank of America NT&SA                                                893,038.660                     21.3%
The Private Bank
Attn: Common Trust Funds Unit 38329
P.O. Box 3577
Terminal Annex
Los Angeles, CA 90051

PACO                                                               1,500,976.246                     35.9%
Attn: Mutual Funds
P.O. Box 513577
Los Angeles, CA 90051

INTERNATIONAL EQUITY FUND -- K SHARES
Corelink Financial, Inc.                                              62,528.613                    100.0%
P.O. Box 4054
Concord, CA 94524

At June 5, 1998, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.

As of July 1, 1998, Bank of America and its affiliates held of record approximately 97.26%, 88.51%, 50.53%, 97.52%, 83.82%, 95.79%, 95.63%, 98.31%,
66.43%, 58.83%, 74.91%, 99.74%, 48.26%, 57.77%, 30.81%, 87.50% and 74.72% of
the outstanding shares of the International Equity, U.S. Government Securities, Flexible Income (formerly Corporate Bond), Intermediate Bond, Capital Income, Blue Chip, Asset Allocation, National Municipal Bond, California Municipal Bond (formerly California Tax-Exempt Bond), Treasury, Prime, Short-Term Government, Aggressive Growth, California Tax-Exempt Money Market, Tax-Exempt Money, Government, and Treasury Only Funds, respectively, as agent or custodian for their customers.

The Prospectuses and this SAI omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

FINANCIAL STATEMENTS

              The Annual Report for the Fund for the fiscal year ended February 28, 1998 (the "Annual Report") accompanies this Statement of Additional Information. The financial statements and notes thereto in the Annual Report are incorporated in this Statement of Additional Information by reference, and have been audited by Price Waterhouse LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Such financial statements have been incorporated herein in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

              A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

              "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

              "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

              "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

              "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

              "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

              "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

              Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

              "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

              "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

              "Not Prime" - Issuers do not fall within any of the Prime rating categories.

              The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

              "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

              "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

              "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

              "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

              "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

              "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

              "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

              Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

              "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

              "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

              "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

              "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              "D" - Securities are in actual or imminent payment default.

              Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

              "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

              "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

              "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

              "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

              The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

              "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

              "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

              "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

              "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

              "BB," "B," "CCC," "CC," and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

              "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

              "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

              "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

              "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

              "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

              "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

              PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

              "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

              "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

              "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

              Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

              Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

              The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

              "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

              "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

              "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

              "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

              "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

              To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

              The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

              "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

              "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

              "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

              "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

              "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

              "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

              "CCC", "CC", and "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

              "DDD," "DD," and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

              To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

              Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

              "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

              "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

              "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

              "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

              "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

              "D" - This designation indicates that the long-term debt is in default.

              PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

              A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

              "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

              "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

              "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

              Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

              "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

              "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

              "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

              "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

              "SG" - This designation denotes speculative quality and lack of margins of protection.

              Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B


              As stated in the Prospectuses, the Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix B.

I.       INTEREST RATE FUTURES CONTRACTS

              Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

              The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

              Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

              Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

              Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

              A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

              Examples of Futures Contract Sale. The Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The investment adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the investment adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

              In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

              The investment adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

              If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

              Examples of Futures Contract Purchase. The Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

              For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The investment adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the investment adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

              The investment adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98.

If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

              If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.      MUNICIPAL BOND INDEX FUTURES CONTRACTS

              A municipal bond index assigns relative values to the bonds included in the index and the index fluctuates with changes in the market values of the bonds so included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of a number of term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The prices are then averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Example of a Municipal Bond Index Futures Contract

              Consider a portfolio manager holding $1 million par value of each of the following municipal bonds on February 2 in a particular year.

                                                                  Current Price
                                                                  (points and
                                                     Maturity     thirty-seconds
Issue                    Coupon     Issue Date         Date       of a point)
--------------------------------------------------------------------------------

Ohio HFA                 9 3/8         5/05/83        5/1/13           94-2
NYS Power                9 3/4         5/24/83        1/1/17          102-0
San Diego, CA IDR        10            6/07/83        6/1/18          100-14
Muscatine, IA Elec       10 5/8        8/24/83        1/1/08          103-16
Mass Health & Ed         10            9/23/83        7/1/16          100-12

              The current value of the portfolio is $5,003,750.

              To hedge against a decline in the value of the portfolio, resulting from a rise in interest rates, the portfolio manager can use the municipal bond index futures contract. The current value of the Municipal Bond Index is 86-09. Suppose the portfolio manager takes a position in the futures market opposite to his or her cash market position by selling 50 municipal bond index futures contracts (each contract represents $100,000 in principal value) at this price.

              On March 23, the bonds in the portfolio have the following values:

                      Ohio HFA                 81-28
                      NYS Power                98-26
                      San Diego, CA IDB        98-11
                      Muscatine, IA Elec       99-24
                      Mass Health & Ed         97-18

              The bond prices have fallen, and the portfolio has sustained a loss of $130,312. This would have been the loss incurred without hedging. However, the Municipal Bond Index also has fallen, and its value stands at 83-27. Suppose now the portfolio manager closes out his or her futures position by buying back 50 municipal bond index futures contracts at this price.

              The following table provides a summary of transactions and the results of the hedge.

                             Cash Market                 Futures Market
                             -----------                 --------------

              February 2     $5,003,750 long posi-       Sell 50 Municipal Bond
                             tion in municipal           futures contracts at
                             bonds                       86-09

              March 23       $4,873,438 long posi-       Buy 50 Municipal Bond
                             tion in municipal           futures contracts at
                             bonds                       83-27
                             ---------------------       ----------------------

                             $130,312 Loss               $121,875 Gain

              While the gain in the futures market did not entirely offset the loss in the cash market, the $8,437 loss is significantly lower than the loss which would have been incurred without hedging.

              The numbers reflected in this appendix do not take into account the effect of brokerage fees or taxes.

III.     STOCK INDEX FUTURES CONTRACTS

              A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

              The Fund will sell stock index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

              In addition, the Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

              The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

     Asset Allocation Fund                       Futures
     ---------------------                       -------

                                            -Day Hedge is Placed-

Anticipate Buying $62,500                       Buying 1 Index Futures
     Asset Allocation Fund                        at 125
                                                Value of Futures =
                                                     $62,500/Contract

                                            -Day Hedge is Lifted-

Buy Asset Allocation Fund with              Sell 1 Index Futures at 130
     Actual Cost = $65,000                      Value of Futures = $65,000/
Increase in Purchase Price =                      Contract
     $2,500                                     Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                                Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

     Asset Allocation Fund                         Futures
     ---------------------                         -------

                                            -Day Hedge is Placed-

Anticipate Selling $1,000,000                   Sell 16 Index Futures at 125
     Asset Allocation Fund                  Value of Futures = $1,000,000

                                            -Day Hedge is Lifted-

Asset Allocation Fund-Own                   Buy 16 Index Futures at 120
     Stock with Value = $960,000                Value of Futures = $960,000
     Loss in Fund Value = $40,000           Gain on Futures = $40,000

              If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

     Asset Allocation Fund                         Futures
     ---------------------                         -------

                                            -Day Hedge is Placed-
Anticipate Buying $62,500                        Buying 1 Index Futures at 125
     Asset Allocation Fund                  Value of Futures = $62,500/
                                                       Contract

                                            -Day Hedge is Lifted-

Buy Asset Allocation Fund with              Sell 1 Index Futures at 120
     Actual Cost - $60,000                       Value of Futures = $60,000/
Decrease in Purchase Price = $2,500                    Contract
                                            Loss on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                                Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

     Asset Allocation Fund                         Futures
     ---------------------                         -------

                                            -Day Hedge is Placed-

Anticipate Selling $1,000,000               Sell 16 Index Futures at 125
     Asset Allocation Fund                       Value of Futures = $1,000,000

                                            -Day Hedge is Lifted-

Asset Allocation Fund-Own                   Buy 16 Index Futures at 130
     Stock with Value = $1,040,000               Value of Futures = $1,040,000
     Gain in Fund Value = $40,000           Loss of Futures = $40,000

IV.  FUTURES CONTRACTS ON FOREIGN CURRENCIES

              A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Aggressive Growth Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

V.   MARGIN PAYMENTS

              Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the investment adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

VI.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

              There are several risks in connection with the use of futures in the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

              Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

              In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

              In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the investment adviser may still not result in a successful hedging transaction over a short time frame.

              Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

              Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

              Successful use of futures by the Fund is also subject to the investment adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VII.   OPTIONS ON FUTURES CONTRACTS

              The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon


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
exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

              Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VIII.  OTHER HEDGING TRANSACTIONS

              The Fund presently intends to use interest rate futures contracts and, additionally the Fund presently intends to use stock index futures contract in connection with its hedging activities. Nevertheless, the Fund is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging strategies if, in the judgment of the investment adviser, transactions therein are necessary or advisable.

IX.  ACCOUNTING AND TAX TREATMENT

              Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.

              Generally, futures contracts and options on futures contracts held by a Portfolio at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts or options will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts or options. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term.

              With respect to the Fund or some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the marking-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that such Funds may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

              Qualification as a regulated investment company under the Code requires that each Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interests, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.